[852111.PARTF]1

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments

October 31, 2019 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities — 5.32%
ACC Trust, Series 2018-1, Class C, 6.810%, 2/21/2023 (a)	$1,800,000	$1,847,084
American Express Credit Account Master Trust, Series 2019-4, Class A, 2.154% (1 Month LIBOR USD + 0.240%), 4/15/2024 (b)	20,000,000	20,038,560
Aqua Finance Trust, Series 2019-A, Class A, 3.140%, 7/16/2040 (a)	2,250,000	2,265,228
CARDS II Trust, Series 2019-1A, Class A, 2.304% (1 Month LIBOR USD + 0.390%), 5/15/2024 (a)(b)	5,000,000	5,013,990
Carnow Auto Receivables Trust, Series 2019-1A, Class A, 2.720%, 11/15/2022 (a)	6,878,931	6,897,669
Carvana Auto Receivables Trust, Series 2019-2A, Class B, 2.740%, 12/15/2023 (a)	3,591,000	3,621,685
CIG Auto Receivables Trust, Series 2019-1A, Class A, 3.300%, 8/15/2024 (a)	1,310,684	1,320,302
Citibank Credit Card Issuance Trust, Series 2018-A2, Class A2, 2.176% (1 Month LIBOR USD + 0.330%), 1/21/2025 (b)	48,700,000	48,782,157
Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, 2.684% (1 Month LIBOR USD + 0.770%), 5/14/2029 (b)	8,000,000	7,973,944
Consumer Loan Underlying Bond Credit Trust, Series 2018-P1, Class A, 3.390%, 7/15/2025 (a)	6,873,681	6,924,093
Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class B, 3.280%, 7/15/2026 (a)	2,000,000	2,024,734
Continental Credit Card ABS LLC, Series 2019-1A, Class B, 4.950%, 8/15/2026 (a)	4,000,000	3,984,540
CPS Auto Receivables Trust, Series 2019-C, Class B, 2.630%, 8/15/2023 (a)	10,000,000	10,136,710
CPS Auto Receivables Trust, Series 2017-D, Class E, 5.300%, 6/17/2024 (a)	3,700,000	3,822,167
CPS Auto Receivables Trust, Series 2019-A, Class D, 4.350%, 12/16/2024 (a)	4,500,000	4,687,006
CPS Auto Receivables Trust, Series 2019-C, Class F, 6.940%, 9/15/2026 (a)	1,200,000	1,252,572
Credibly Asset Securitization LLC, Series 2018-1A, Class A, 4.800%, 11/15/2023 (a)	937,000	963,733
Discover Card Execution Note Trust, Series 2019-A2, Class A, 2.191% (1 Month LIBOR USD + 0.270%), 12/15/2023 (b)	23,000,000	23,043,263
Discover Card Execution Note Trust, Series 2017-A1, Class A1, 2.411% (1 Month LIBOR USD + 0.490%), 7/15/2024 (b)	7,500,000	7,551,667
Discover Card Execution Note Trust, Series 2017-A5, Class A5, 2.521% (1 Month LIBOR USD + 0.600%), 12/15/2026 (b)	20,260,000	20,391,184
Drive Auto Receivables Trust, Series 2017-1, Class D, 3.840%, 3/15/2023	4,500,000	4,566,042
DT Auto Owner Trust, Series 2019-3A, Class B, 2.600%, 4/17/2023 (a)	6,640,000	6,700,437
DT Auto Owner Trust, Series 2017-4A, Class C, 2.860%, 7/17/2023 (a)	5,109,841	5,125,728
DT Auto Owner Trust, Series 2019-1A, Class E, 4.940%, 2/17/2026 (a)	3,750,000	3,912,187
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.680%, 7/17/2023 (a)	6,000,000	6,137,712
Exeter Automobile Receivables Trust, Series 2019-3A, Class E, 4.000%, 8/17/2026 (a)	3,000,000	3,048,006
Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375%, 9/25/2028 (a)(i)	877,103	881,857
First Investors Auto Owner Trust, Series 2017-3A, Class E, 4.920%, 8/15/2024 (a)	1,500,000	1,539,105
First Investors Auto Owner Trust, Series 2019-1A, Class F, 6.150%, 7/15/2026 (a)	300,000	305,064
Flagship Credit Auto Trust, Series 2015-2, Class D, 5.980%, 8/15/2022 (a)	1,500,000	1,528,133
Flagship Credit Auto Trust, Series 2019-3, Class B, 2.480%, 8/15/2024 (a)	2,727,000	2,736,141
Foursight Capital Automobile Receivables Trust, Series 2018-2, Class E, 5.500%, 10/15/2024 (a)	1,500,000	1,549,926
Genesis Sales Finance Master Trust, Series 2019-AA, Class A, 4.680%, 8/20/2023 (a)	1,400,000	1,433,319
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class A, 2.470%, 11/15/2023 (a)(c)	8,500,000	8,499,420
GLS Auto Receivables Trust, Series 2017-1A, Class B, 2.980%, 12/15/2021 (a)	5,079,307	5,099,756
Golden Credit Card Trust, Series 2017-4, Class A, 2.434% (1 Month LIBOR USD + 0.520%), 7/15/2024 (a)(b)	19,500,000	19,531,571
Goodgreen Trust, Series 2017-2A, Class A, 3.260%, 10/15/2053 (a)	7,668,953	7,859,864
Hero Funding, Series 2017-3A, Class A1, 3.190%, 9/20/2048 (a)	3,565,297	3,653,495
Hertz Vehicle Financing II LP, Series 2018-1A, Class A, 3.290%, 2/25/2024 (a)	4,450,000	4,564,979
HOA Funding LLC, Series 2015-1A, Class B, 9.000%, 8/20/2044 (a)	1,000,000	1,019,635
Mosaic Solar Loan Trust, Series 2019-1A, Class B, 0.000%, 12/21/2043 (a)(d)	4,040,000	3,185,924
Mosaic Solar Loan Trust, Series 2019-1A, Class A, 4.370%, 12/21/2043 (a)	4,142,640	4,383,319
Mosaic Solar Loan Trust, Series 2018-2GS, Class A, 4.200%, 2/22/2044 (a)	8,398,316	8,872,712
Mosaic Solar Loans LLC, Series 2017-2A, Class D, 0.000%, 6/22/2043 (a)(d)	3,211,096	3,004,975
Newtek Small Business Loan Trust, Series 2018-1, Class B, 4.823% (1 Month LIBOR USD + 3.000%), 2/25/2044 (a)(b)	2,693,396	2,721,954
Oscar US Funding X LLC, Series 2019-1A, Class A4, 3.270%, 5/11/2026 (a)	5,000,000	5,150,375
Prestige Auto Receivables Trust, Series 2016-2A, Class D, 3.910%, 11/15/2022 (a)	3,222,000	3,267,198
Prestige Auto Receivables Trust, Series 2019-1A, Class A3, 2.450%, 5/15/2023 (a)	12,000,000	12,120,288
Skopos Auto Receivables Trust, Series 2018-1A, Class B, 3.930%, 5/16/2022 (a)	5,500,000	5,538,555
Skopos Auto Receivables Trust, Series 2019-1A, Class A, 2.900%, 12/15/2022 (a)	4,490,188	4,505,158
Skopos Auto Receivables Trust, Series 2018-1A, Class C, 4.770%, 4/17/2023 (a)	6,500,000	6,622,038
SolarCity LMC II LLC, Series 2014-1, Class A, 4.590%, 4/20/2044 (a)	1,596,914	1,638,524
Stone Street Receivables Funding, LLC, Series 2015-1A, Class C, 5.600%, 12/15/2054 (a)	963,141	950,729
Synchrony Credit Card Master Note Trust, Series 2017-2, Class C, 3.010%, 10/15/2025	6,520,000	6,600,522
Trillium Credit Card Trust II, Series 2019-1A, Class A, 2.284% (1 Month LIBOR USD + 0.480%), 1/26/2024 (a)(b)	7,000,000	7,029,855
United Auto Credit Securitization Trust, Series 2017-1, Class E, 5.090%, 3/10/2023 (a)	3,750,000	3,774,375
United Auto Credit Securitization Trust, Series 2018-2, Class C, 3.780%, 5/10/2023 (a)	2,600,000	2,626,788
US Auto Funding LLC, Series 2019-1A, Class A, 3.610%, 4/15/2022 (a)	4,772,771	4,804,429
Verizon Owner Trust, Series 2019-C, Class A1B, 2.640% (1 Month LIBOR USD + 0.420%), 4/22/2024 (b)	2,500,000	2,506,038
Veros Automobile Receivables Trust, Series 2018-1, Class A, 3.630%, 5/15/2023 (a)	1,842,277	1,852,618
Veros Automobile Receivables Trust, Series 2018-1, Class B, 4.050%, 2/15/2024 (a)	750,000	759,384
Veros Automobile Receivables Trust, Series 2018-1, Class D, 5.740%, 8/15/2025 (a)	3,100,000	3,163,934
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2B, 2.384% (1 Month LIBOR USD + 0.470%), 2/15/2023 (a)(b)	9,830,000	9,864,513
Westlake Automobile Receivables Trust, Series 2018-1A, Class E, 4.530%, 5/15/2023 (a)	5,213,678	5,369,478
Westlake Automobile Receivables Trust, Series 2017-2A, Class E, 4.630%, 7/15/2024 (a)	8,500,000	8,714,659
Westlake Automobile Receivables Trust, Series 2018-1A, Class F, 5.600%, 7/15/2024 (a)	3,000,000	3,080,943

[852111.PARTF]2

World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.120%, 3/15/2024	8,000,000	8,020,712
World Financial Network Credit Card Master Trust, Series 2019-C, Class C, 2.710%, 7/15/2026	5,000,000	5,023,750
World Omni Select Auto Trust, Series 2019-A, Class A2B, 2.341% (1 Month LIBOR USD + 0.340%), 8/15/2023 (b)	3,250,000	3,254,017

TOTAL ASSET-BACKED SECURITIES - (Cost — $406,908,364)		410,642,429

Collateralized Debt Obligations — 0.46%
Financial Institution Note Securitization Ltd., Series 2015-1A, Class A, 5.000%, 7/30/2026 (a)	1,950,000	1,979,816
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (a)(e)	6,275,000	6,372,620
Financial Institution Note Securitization Ltd., Series 2015-1, 11.660%, 7/30/2026 (a)(e)(f)	11,231,000	11,202,923
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class A1, 3.370% (3 Month LIBOR USD + 1.360%), 10/12/2038 (a)(b)	5,159,888	5,056,690
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class B, 6.050% (3 Month LIBOR USD + 4.040%), 10/12/2038 (a)(b)(e)	3,400,000	3,315,000
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A1, 3.910% (3 Month LIBOR USD + 1.760%), 5/23/2039 (a)(b)	3,864,102	3,835,121
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A2, 4.600% (3 Month LIBOR USD + 2.450%), 5/23/2039 (a)(b)(e)	4,000,000	3,960,000

TOTAL COLLATERALIZED DEBT OBLIGATIONS - (Cost — $35,709,704)		35,722,170

Collateralized Loan Obligations — 8.58%
ACIS CLO Ltd., Series 2014-4A, Class B, 4.023% (3 Month LIBOR USD + 1.770%), 5/1/2026 (a)(b)	1,989,560	1,987,861
ACIS CLO Ltd., Series 2017-7A, Class C, 4.953% (3 Month LIBOR USD + 2.700%), 5/1/2027 (a)(b)	3,562,500	3,563,964
Allegro CLO III Ltd., Series 2015-1X, Class B1R, 3.290% (3 Month LIBOR USD + 1.350%), 7/25/2027 (b)(g)	4,500,000	4,468,676
ALM V Ltd., Series 2012-5A, Class CR3, 4.703% (3 Month LIBOR USD + 2.700%), 10/18/2027 (a)(b)	3,900,000	3,787,875
ALM VIII Ltd., Series 2013-8X, Class BR, 4.601% (3 Month LIBOR USD + 2.600%), 10/15/2028 (b)(g)(h)	22,700,000	22,719,794
ALM XII Ltd., Series 2015-12A, Class A2B2, 3.351% (3 Month LIBOR USD + 1.350%), 4/16/2027 (a)(b)	1,750,000	1,737,571
ALM XII Ltd., Series 2015-12A, Class A2A2, 3.351% (3 Month LIBOR USD + 1.350%), 4/16/2027 (a)(b)	3,800,000	3,778,386
ALM XVI Ltd. / ALM XVI LLC, Series 2015-16A, Class CR2, 4.701% (3 Month LIBOR USD + 2.700%), 4/15/2027 (a)(b)	2,650,000	2,558,506
AMMC CLO Ltd., Series 2016-19A, Class E, 9.001% (3 Month LIBOR USD + 7.000%), 10/16/2028 (a)(b)	250,000	244,190
Apex Credit CLO Ltd., Series 2015-2A, Class CR, 3.902% (3 Month LIBOR USD + 1.900%), 10/17/2026 (a)(b)	5,000,000	4,946,675
Apidos CLO XVI, Series 2013-16A, Class BR, 3.916% (3 Month LIBOR USD + 1.950%), 1/21/2025 (a)(b)	4,750,000	4,758,887
Ares XXIX CLO Ltd., Series 2014-1A, Class C, 5.502% (3 Month LIBOR USD + 3.500%), 4/17/2026 (a)(b)	3,000,000	3,007,155
Ares XXXVII CLO Ltd., Series 2015-4A, Class SUB, 0.000%, 10/15/2030 (a)(i)	3,000,000	1,980,000
Avery Point IV CLO Ltd., Series 2014-1A, Class CR, 4.290% (3 Month LIBOR USD + 2.350%), 4/27/2026 (a)(b)	4,000,000	4,010,304
Barings CLO Ltd., Series 2013-IA, Class DR, 4.516% (3 Month LIBOR USD + 2.550%), 1/20/2028 (a)(b)	2,000,000	1,919,652
Barings Middle Market CLO Ltd., Series 2018-II, Class COM, 0.000%, 1/15/2031 (e)(i)	1,500,000	1,382,361
Battalion CLO VII Ltd., Series 2014-7A, Class CRR, 4.932% (3 Month LIBOR USD + 2.930%), 7/17/2028 (a)(b)	3,600,000	3,516,721
BCC Middle Market CLO LLC, Series 2019-1A, Class B, 5.757% (3 Month LIBOR USD + 3.600%), 10/20/2031 (a)(b)	11,300,000	11,103,640
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class DR, 9.216% (3 Month LIBOR USD + 7.250%), 1/20/2029 (a)(b)	3,000,000	2,726,013
BlueMountain CLO Ltd., Series 2015-1A, Class C, 5.751% (3 Month LIBOR USD + 3.750%), 4/13/2027 (a)(b)	3,000,000	2,988,234
BNPP IP CLO Ltd., Series 2014-1A, Class BR, 4.756% (3 Month LIBOR USD + 2.500%), 4/24/2026 (a)(b)	3,000,000	3,003,057
Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class CR, 4.186% (3 Month LIBOR USD + 2.250%), 4/27/2027 (a)(b)	1,250,000	1,205,606
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class ER, 7.253% (3 Month LIBOR USD + 5.250%), 1/18/2029 (a)(b)	8,437,500	6,875,795
Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class D, 8.966% (3 Month LIBOR USD + 7.000%), 10/22/2029 (a)(b)	500,000	445,165
Catamaran CLO Ltd., Series 2014-2A, Class C, 5.503% (3 Month LIBOR USD + 3.500%), 10/18/2026 (a)(b)	4,100,000	4,099,873
Catamaran CLO Ltd., Series 2016-1A, Class C, 5.853% (3 Month LIBOR USD + 3.850%), 1/18/2029 (a)(b)	5,775,000	5,660,002
Catamaran CLO Ltd., Series 2014-1A, Class CR, 5.383% (3 Month LIBOR USD + 3.430%), 4/22/2030 (a)(b)	4,500,000	4,207,635
Cent CLO Ltd., Series 2013-19, Class C, 5.228% (3 Month LIBOR USD + 3.300%), 10/29/2025 (a)(b)	4,248,000	4,247,953
Cerberus Loan Funding XXII LP, Series 2018-1A, Class C, 4.351% (3 Month LIBOR USD + 2.350%), 4/15/2030 (a)(b)	1,500,000	1,377,555
CFIP CLO Ltd., Series 2017-1A, Class E, 8.203% (3 Month LIBOR USD + 6.200%), 1/18/2030 (a)(b)	750,000	704,105
CIFC Funding Ltd., Series 2015-4A, Class CR, 5.966% (3 Month LIBOR USD + 4.000%), 10/20/2027 (a)(b)	9,000,000	9,003,591
CIFC Funding Ltd., Series 2012-2RA, Class A2, 3.216% (3 Month LIBOR USD + 1.250%), 1/20/2028 (a)(b)	5,000,000	4,898,970
CIFC Funding Ltd., Series 2016-1A, Class CR, 0.000% (3 Month LIBOR USD + 2.800%), 10/21/2031 (a)(b)	6,000,000	5,999,664
Dryden XXV Senior Loan Fund, Series 2012-25A, Class BRR, 3.336% (3 Month LIBOR USD + 1.350%), 10/15/2027 (a)(b)	7,730,000	7,637,410
Dryden XXXVI Senior Loan Fund, Series 2014-36A, Class DR2, 5.701% (3 Month LIBOR USD + 3.700%), 4/16/2029 (a)(b)(h)	11,900,000	11,654,384
Elevation CLO Ltd., Series 2016-5A, Class X, 2.740% (3 Month LIBOR USD + 0.800%), 10/15/2031 (a)(b)	833,333	833,333
Figueroa CLO Ltd., Series 2014-CR, Class 1A, 4.101% (3 Month LIBOR USD + 2.100%), 1/15/2027 (a)(b)	6,300,000	6,288,950
Flagship CLO VIII Ltd., Series 2014-8A, Class BRR, 3.401% (3 Month LIBOR USD + 1.400%), 1/16/2026 (a)(b)(h)	13,500,000	13,398,602
Flagship CLO VIII Ltd., Series 2014-8A, Class DR, 5.051% (3 Month LIBOR USD + 3.050%), 1/16/2026 (a)(b)	5,000,000	4,804,705
Fortress Credit Opportunities IX CLO Ltd., Series 2017-9A, Class C, 4.808% (3 Month LIBOR USD + 2.650%), 11/15/2029 (a)(b)	2,750,000	2,609,019
Gallatin CLO IX Ltd., Series 2018-1A, Class C1, 4.066% (3 Month LIBOR USD + 2.100%), 1/21/2028 (a)(b)	2,750,000	2,698,916
Gallatin CLO IX Ltd., Series 2018-1A, Class E, 7.436% (3 Month LIBOR USD + 5.470%), 1/21/2028 (a)(b)	1,000,000	899,656
Gallatin CLO VIII Ltd., Series 2017-1A, Class E, 7.401% (3 Month LIBOR USD + 5.400%), 7/15/2027 (a)(b)	5,000,000	4,602,935
Garrison BSL CLO Ltd., Series 2016-1RA, Class BR, 4.716% (3 Month LIBOR USD + 2.750%), 4/20/2029 (a)(b)	3,525,000	3,490,103
Garrison BSL CLO Ltd., Series 2016-1RA, Class CR, 5.966% (3 Month LIBOR USD + 4.000%), 4/20/2029 (a)(b)	10,900,000	10,899,673
Garrison MML CLO LP, Series 2019-1A, Class B, 5.957% (3 Month LIBOR USD + 3.850%), 7/21/2031 (a)(b)	3,100,000	3,099,560
Golub Capital Partners CLO 45M Ltd., Series 2019-45A, Class C, 5.927% (3 Month LIBOR USD + 3.800%), 10/20/2031 (a)(b)	10,750,000	10,683,694
Golub Capital Partners CLO Ltd., Series 2019-41A, Class C, 4.666% (3 Month LIBOR USD + 2.700%), 4/20/2029 (a)(b)	5,000,000	4,999,910
Halcyon Loan Advisors Funding Ltd., Series 2013-1X, Class C, 5.501% (3 Month LIBOR USD + 3.500%), 4/15/2025 (b)(g)	2,500,000	2,499,918
Hull Street CLO Ltd., Series 2014-CR, Class 1A, 4.703% (3 Month LIBOR USD + 2.700%), 10/18/2026 (a)(b)	6,300,000	6,299,861
Jamestown CLO XIV Ltd., Series 2019-14A, Class A2, 0.000% (3 Month LIBOR USD + 2.200%), 10/20/2032 (a)(b)(c)	10,000,000	10,000,000
Jamestown CLO XIV Ltd., Series 2019-14A, Class B, 0.000% (3 Month LIBOR USD + 2.950%), 10/20/2032 (a)(b)(c)	9,000,000	9,000,000
JFIN MM CLO Ltd., Series 2014-1A, Class A, 3.566% (3 Month LIBOR USD + 1.600%), 4/21/2025 (a)(b)	308,033	308,170
JMP Credit Advisors CLO IIIR Ltd., Series 2014-1RA, Class B, 3.302% (3 Month LIBOR USD + 1.300%), 1/18/2028 (a)(b)	4,141,000	4,065,439
KCAP F3C Senior Funding LLC, Series 2017-1A, Class B, 4.656% (3 Month LIBOR USD + 2.500%), 12/20/2029 (a)(b)(h)	9,900,000	9,899,663
LCM XIII LP, Series 13A, Class ER, 9.266% (3 Month LIBOR USD + 7.300%), 7/19/2027 (a)(b)	2,000,000	1,794,236

[852111.PARTF]3

Madison Park Funding X Ltd., Series 2012-10A, Class DR2, 5.216% (3 Month LIBOR USD + 3.250%), 1/22/2029 (a)(b)	4,750,000	4,571,775
Madison Park Funding XII Ltd., Series 2014-12A, Class E, 7.066% (3 Month LIBOR USD + 5.100%), 7/20/2026 (a)(b)	940,000	926,113
Madison Park Funding XIX Ltd., Series 2015-19A, Class B1R, 4.253% (3 Month LIBOR USD + 2.300%), 1/24/2028 (a)(b)	10,500,000	10,499,853
Madison Park Funding XV Ltd., Series 2014-15A, Class DR, 7.376% (3 Month LIBOR USD + 5.440%), 1/27/2026 (a)(b)	2,500,000	2,362,558
Madison Park Funding XVI Ltd., Series 2015-16A, Class D, 7.466% (3 Month LIBOR USD + 5.500%), 4/20/2026 (a)(b)	1,500,000	1,401,744
Man GLG US CLO Ltd., Series 2018-2A, Class CR, 5.481% (3 Month LIBOR USD + 3.480%), 10/16/2028 (a)(b)	5,500,000	5,278,603
Man GLG US CLO Ltd., Series 2018-2A, Class DR, 8.101% (3 Month LIBOR USD + 6.100%), 10/16/2028 (a)(b)	3,000,000	2,672,952
Marathon CLO V Ltd., Series 2013-5A, Class A2R, 3.602% (3 Month LIBOR USD + 1.450%), 11/22/2027 (a)(b)	9,000,000	8,929,512
Marathon CLO VII Ltd., Series 2014-7A, Class C, 5.736% (3 Month LIBOR USD + 3.800%), 10/28/2025 (a)(b)	3,000,000	2,872,248
MidOcean Credit CLO VI, Series 2016-6A, Class Dr, 5.716% (3 Month LIBOR USD + 3.750%), 1/22/2029 (a)(b)	10,000,000	9,718,330
MMCF CLO LLC, Series 2017-1A, Class C, 5.186% (3 Month LIBOR USD + 3.200%), 1/15/2028 (a)(b)(e)	2,000,000	1,928,010
MMCF CLO LLC, Series 2017-1A, Class D, 8.366% (3 Month LIBOR USD + 6.380%), 1/15/2028 (a)(b)(e)	3,000,000	2,863,719
MMCF CLO LLC, Series 2019-2A, Class B, 5.451% (3 Month LIBOR USD + 3.450%), 4/16/2029 (a)(b)	6,000,000	5,908,698
Monroe Capital BSL CLO Ltd., Series 2015-1A, Class CR, 4.600% (3 Month LIBOR USD + 2.450%), 5/22/2027 (a)(b)(h)	8,900,000	8,900,027
Neuberger Berman CLO XIX Ltd., Series 2015-19A, Class DR2, 7.551% (3 Month LIBOR USD + 5.550%), 7/15/2027 (a)(b)	4,000,000	3,634,032
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class FR, 9.451% (3 Month LIBOR USD + 7.450%), 1/18/2028 (a)(b)(e)	3,000,000	2,660,229
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class CR, 5.740% (3 Month LIBOR USD + 3.800%), 10/25/2028 (a)(b)	10,000,000	9,999,790
Newstar Commercial Loan Funding LLC, Series 2016-1A, Class A1, 4.432% (3 Month LIBOR USD + 2.300%), 2/25/2028 (a)(b)	24,000,000	24,007,224
Newstar Exeter Fund CLO LLC, Series 2015-1RA, Class CR, 4.716% (3 Month LIBOR USD + 2.750%), 1/20/2027 (a)(b)	3,000,000	2,942,430
Newstar Exeter Fund CLO LLC, Series 2015-1RA, Class DR, 5.866% (3 Month LIBOR USD + 3.900%), 1/20/2027 (a)(b)	3,000,000	2,929,563
Oaktree CLO Ltd., Series 2019-4A, Class C, 0.000% (3 Month LIBOR USD + 2.950%), 10/20/2032 (a)(b)	2,500,000	2,500,000
Ocean Trails CLO VI, Series 2016-6A, Class CR, 4.651% (3 Month LIBOR USD + 2.650%), 7/17/2028 (a)(b)	7,200,000	7,199,827
OCP CLO Ltd., Series 2015-8A, Class BR, 3.852% (3 Month LIBOR USD + 1.850%), 4/17/2027 (a)(b)	3,350,000	3,316,899
OCP CLO Ltd., Series 2015-8A, Class CR, 4.802% (3 Month LIBOR USD + 2.800%), 4/17/2027 (a)(b)	7,500,000	7,381,335
OCP CLO Ltd., Series 2015-8A, Class D, 7.502% (3 Month LIBOR USD + 5.500%), 4/17/2027 (a)(b)	884,000	858,397
OCP CLO Ltd., Series 2013-4A, Class CR, 5.896% (3 Month LIBOR USD + 3.960%), 4/24/2029 (a)(b)	7,750,000	7,594,969
OZLM XI Ltd., Series 2015-11A, Class DR, 8.936% (3 Month LIBOR USD + 7.000%), 10/30/2030 (a)(b)	2,650,000	2,508,866
OZLM XII Ltd., Series 2015-12A, Class E, 8.586% (3 Month LIBOR USD + 6.650%), 4/30/2027 (a)(b)(e)	1,000,000	771,105
Peaks CLO Ltd., Series 2018-3A, Class A1, 3.590% (3 Month LIBOR USD + 1.650%), 1/27/2031 (a)(b)	3,500,000	3,502,097
PennantPark CLO I Ltd., Series 2019-1A, Class C1, 6.039% (3 Month LIBOR USD + 4.000%), 10/15/2031 (a)(b)	5,900,000	5,900,000
Regatta Funding LP, Series 2013-2A, Class CR2, 5.701% (3 Month LIBOR USD + 3.700%), 1/16/2029 (a)(b)	4,500,000	4,408,133
Regatta X Funding Ltd., Series 2017-3A, Class SUB, 0.000%, 1/17/2031 (a)(e)(i)	2,500,000	1,850,000
Salem Fields CLO Ltd., Series 2016-2X, Class B, 4.690% (3 Month LIBOR USD + 2.750%), 10/25/2028 (b)(g)(h)	14,100,000	14,107,952
SCOF-2 Ltd., Series 2015-2A, Class CR, 4.261% (3 Month LIBOR USD + 2.260%), 7/15/2028 (a)(b)	4,400,000	4,401,940
Shackleton CLO Ltd., Series 2015-8A, Class CR, 3.616% (3 Month LIBOR USD + 1.650%), 10/20/2027 (a)(b)	3,195,500	3,124,563
Sound Point CLO II Ltd., Series 2013-1A, Class A3R, 3.786% (3 Month LIBOR USD + 1.850%), 1/27/2031 (a)(b)	7,000,000	6,622,119
Sound Point CLO XIV Ltd., Series 2016-3A, Class D, 5.784% (3 Month LIBOR USD + 3.850%), 1/23/2029 (a)(b)	2,950,000	2,912,665
Sound Point CLO XXIV Ltd., Series 2019-3A, Class C, 5.197% (3 Month LIBOR USD + 3.100%), 10/25/2032 (a)(b)	6,000,000	5,999,166
Steele Creek CLO Ltd., Series 2016-1A, Class FR, 9.019% (3 Month LIBOR USD + 6.900%), 6/16/2031 (a)(b)(e)	1,000,000	700,791
Symphony CLO XII Ltd., Series 2013-12A, Class CR, 4.101% (3 Month LIBOR USD + 2.100%), 10/15/2025 (a)(b)	2,500,000	2,504,185
Symphony CLO XII Ltd., Series 2013-12A, Class DR, 5.251% (3 Month LIBOR USD + 3.250%), 10/15/2025 (a)(b)	11,330,000	11,342,361
Symphony CLO XII Ltd., Series 2013-12A, Class E, 6.901% (3 Month LIBOR USD + 4.900%), 10/15/2025 (a)(b)	2,000,000	1,964,912
TCP Waterman CLO Ltd., Series 2016-1A, Class A2, 5.119% (3 Month LIBOR USD + 3.000%), 12/15/2028 (a)(b)	2,000,000	2,001,554
TCP Waterman CLO Ltd., Series 2016-1A, Class B, 5.569% (3 Month LIBOR USD + 3.450%), 12/15/2028 (a)(b)	6,000,000	5,987,910
TCW CLO Ltd., Series 2019-2A, Class D2A, 0.000% (3 Month LIBOR USD + 4.890%), 10/20/2032 (a)(b)(c)	3,000,000	2,880,000
THL Credit Lake Shore MM CLO I Ltd., Series 2019-1A, Class B, 4.751% (3 Month LIBOR USD + 2.750%), 4/15/2030 (a)(b)(h)	19,100,000	19,099,523
THL Credit Lake Shore MM CLO I Ltd., Series 2019-1A, Class C, 5.801% (3 Month LIBOR USD + 3.800%), 4/15/2030 (a)(b)	6,350,000	6,349,765
THL Credit Lake Shore MM CLO I Ltd., Series 2019-1A, Class E, 10.501% (3 Month LIBOR USD + 8.500%), 4/15/2030 (a)(b)(e)	600,000	586,211
THL Credit Lake Shore MM CLO II Ltd., Series 2019-2A, Class C, 5.667% (3 Month LIBOR USD + 3.600%), 10/17/2031 (a)(b)	6,550,000	6,550,000
THL Credit Wind River CLO Ltd., Series 2012-2A, Class INC, 0.000%, 1/20/2026 (a)(e)	3,000,000	900,000
THL Credit Wind River CLO Ltd., Series 2017-1A, Class C, 4.303% (3 Month LIBOR USD + 2.300%), 4/18/2029 (a)(b)	12,500,000	12,245,250
Tralee CLO V Ltd., Series 2018-5A, Class C, 4.166% (3 Month LIBOR USD + 2.200%), 10/20/2028 (a)(b)	8,300,000	8,071,285
Tralee CLO VI Ltd., Series 2019-6A, Class C1, 5.188% (3 Month LIBOR USD + 3.170%), 10/25/2032 (a)(b)	5,000,000	4,999,655
Trinitas CLO I Ltd., Series 2014-1A, Class CR, 4.501% (3 Month LIBOR USD + 2.500%), 4/15/2026 (a)(b)	4,250,000	4,262,499
Trinitas CLO V Ltd., Series 2016-5A, Class E, 9.340% (3 Month LIBOR USD + 7.400%), 10/25/2028 (a)(b)	5,000,000	4,626,555
Venture CLO Ltd., Series 2015-25A, Class E, 9.166% (3 Month LIBOR USD + 7.200%), 4/20/2029 (a)(b)	4,500,000	4,235,832
Venture XII CLO Ltd., Series 2012-12A, Class BRR, 3.344% (3 Month LIBOR USD + 1.200%), 3/2/2026 (a)(b)	9,000,000	8,951,967
Venture XXIV CLO Ltd., Series 2016-24A, Class D1R, 5.866% (3 Month LIBOR USD + 3.900%), 10/20/2028 (a)(b)	7,280,000	7,243,971
Venture XXIV CLO Ltd., Series 2016-24A, Class D2, 6.016% (3 Month LIBOR USD + 4.050%), 10/20/2028 (a)(b)	4,000,000	3,979,604
Voya CLO Ltd., Series 2012-4A, Class DR, 9.651% (3 Month LIBOR USD + 7.650%), 10/16/2028 (a)(b)	4,000,000	4,000,000
Voya CLO Ltd., Series 2019-1A, Class D, 5.301% (3 Month LIBOR USD + 3.300%), 4/16/2029 (a)(b)	4,000,000	3,924,600
Voya CLO Ltd., Series 2019-1A, Class E, 7.951% (3 Month LIBOR USD + 5.950%), 4/16/2029 (a)(b)	7,000,000	6,755,553
Voya CLO Ltd., Series 2014-2A, Class ER, 9.702% (3 Month LIBOR USD + 7.700%), 4/17/2030 (a)(b)(e)	2,000,000	1,609,328
Voya Ltd., Series 2012-4X, Class DR, 9.651% (3 Month LIBOR USD + 7.650%), 10/15/2028 (b)(g)	3,650,000	3,650,000
WhiteHorse VIII Ltd., Series 2014-1A, Class CR, 4.203% (3 Month LIBOR USD + 1.950%), 5/1/2026 (a)(b)(h)	7,500,000	7,452,120
WhiteHorse X Ltd., Series 2015-10A, Class CR, 4.152% (3 Month LIBOR USD + 2.150%), 4/19/2027 (a)(b)	5,000,000	4,951,525
WhiteHorse X Ltd., Series 2015-10A, Class DR, 5.002% (3 Month LIBOR USD + 3.000%), 4/19/2027 (a)(b)	2,500,000	2,437,910
Woodmont Trust, Series 2017-1A, Class B, 4.053% (3 Month LIBOR USD + 2.050%), 4/18/2029 (a)(b)	8,000,000	8,006,760
Woodmont Trust, Series 2017-1A, Class D, 4.753% (3 Month LIBOR USD + 2.750%), 4/18/2029 (a)(b)	4,600,000	4,600,290
Woodmont Trust, Series 2017-1A, Class D, 7.053% (3 Month LIBOR USD + 5.050%), 4/18/2029 (a)(b)(e)	3,000,000	3,001,005
York CLO Ltd., Series 2015-1A, Class F, 9.203% (3 Month LIBOR USD + 7.250%), 1/22/2031 (a)(b)(e)	2,405,000	1,967,891
Z Capital Credit Partners CLO Ltd., Series 2015-1A, Class CR, 3.851% (3 Month LIBOR USD + 1.850%), 7/16/2027 (a)(b)	8,300,000	8,008,977

[852111.PARTF]4

Zais CLO 3 Ltd., Series 2015-3A, Class A2R, 4.191% (3 Month LIBOR USD + 2.190%), 7/15/2031 (a)(b)	4,500,000	4,422,299
Zais CLO Ltd., Series 2016-2A, Class A2, 4.401% (3 Month LIBOR USD + 2.400%), 10/16/2028 (a)(b)	6,420,000	6,432,647

TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost — $671,719,080)		662,055,751

Commercial Mortgage-Backed Securities — 5.98%
Ashford Hospitality Trust, Series 2018-KEYS, Class F, 7.914% (1 Month LIBOR USD + 6.000%), 6/15/2035 (a)(b)	8,000,000	8,030,024
Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class E, 5.314% (1 Month LIBOR USD + 3.400%), 6/15/2035 (a)(b)	2,625,000	2,641,430
Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class F, 5.914% (1 Month LIBOR USD + 4.000%), 6/15/2035 (a)(b)	750,000	755,635
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, 4.964% (1 Month LIBOR USD + 3.050%), 12/15/2036 (a)(b)	2,500,000	2,531,312
BAMLL Commercial Mortgage Securities Trust, Series 2019-AHT, Class E, 5.114% (1 Month LIBOR USD + 3.200%), 3/15/2034 (a)(b)	4,000,000	4,036,044
BAMLL Commercial Mortgage Securities Trust, Series 2019-AHT, Class F, 6.114% (1 Month LIBOR USD + 4.200%), 3/15/2034 (a)(b)	4,250,000	4,266,265
BBCMS Mortgage Trust, Series 2018-TALL, Class F, 5.149% (1 Month LIBOR USD + 3.235%), 3/16/2037 (a)(b)	12,500,000	12,546,912
BBCMS Trust, Series 2018-CBM, Class D, 4.305% (1 Month LIBOR USD + 2.391%), 7/15/2037 (a)(b)	2,900,000	2,909,068
BBCMS Trust, Series 2018-BXH, Class F, 4.871% (1 Month LIBOR USD + 2.950%), 10/15/2037 (a)(b)	3,000,000	3,012,927
BTH Mortgage-Backed Securities Trust, Series 2018-3, Class A, 4.532% (1 Month LIBOR USD + 2.500%), 7/6/2020 (b)	5,000,000	5,009,530
BTH Mortgage-Backed Securities Trust, Series 2018-17, Class A, 4.532% (1 Month LIBOR USD + 2.500%), 8/6/2020 (a)(b)	5,938,000	5,952,839
BX Commercial Mortgage Trust, Series 2018-IND, Class G, 3.964% (1 Month LIBOR USD + 2.050%), 11/15/2035 (a)(b)	3,533,754	3,552,547
BX Commercial Mortgage Trust, Series 2019-XL, Class A, 2.920% (1 Month LIBOR USD + 0.920%), 10/15/2036 (a)(b)	9,500,000	9,517,822
BX Commercial Mortgage Trust, Series 2019-XL, Class F, 4.000% (1 Month LIBOR USD + 2.000%), 10/15/2036 (a)(b)	4,000,000	4,015,012
BX Commercial Mortgage Trust, Series 2019-XL, Class J, 4.650% (1 Month LIBOR USD + 2.650%), 10/15/2036 (a)(b)	19,250,000	19,322,245
BX Commercial Mortgage Trust, Series 2018-BIOA, Class F, 4.385% (1 Month LIBOR USD + 2.471%), 3/16/2037 (a)(b)	9,750,000	9,804,922
BX Trust, Series 2019-ATL, Class E, 0.000% (1 Month LIBOR USD + 2.237%), 10/15/2036 (a)(b)	7,750,000	7,764,516
BX Trust, Series 2019-ATL, Class A, 3.087% (1 Month LIBOR USD + 1.087%), 10/15/2036 (a)(b)	8,000,000	8,007,488
BXP Trust, Series 2017-CQHP, Class E, 4.914% (1 Month LIBOR USD + 3.000%), 11/15/2034 (a)(b)	2,000,000	2,014,748
BXP Trust, Series 2017-CQHP, Class F, 5.914% (1 Month LIBOR USD + 4.000%), 11/15/2034 (a)(b)	4,500,000	4,540,842
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class F, 4.471% (1 Month LIBOR USD + 2.550%), 12/15/2037 (a)(b)	4,250,000	4,297,906
CHC Commercial Mortgage Trust, Series 2019-CHC, Class D, 3.964% (1 Month LIBOR USD + 2.050%), 6/15/2034 (a)(b)(h)	5,850,000	5,879,285
CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 4.264% (1 Month LIBOR USD + 2.350%), 6/15/2034 (a)(b)	11,800,000	11,851,212
CHC Commercial Mortgage Trust, Series 2019-CHC, Class F, 4.522% (1 Month LIBOR USD + 2.608%), 6/15/2034 (a)(b)	2,500,000	2,496,805
CHT Mortgage Trust, Series 2017-COSMO, Class C, 3.421% (1 Month LIBOR USD + 1.500%), 11/17/2036 (a)(b)	4,750,000	4,761,875
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class E, 4.745%, 1/11/2036 (a)(i)	5,000,000	5,207,925
Citigroup Commercial Mortgage Trust, Series 2019-SST2, Class F, 4.421% (1 Month LIBOR USD + 2.500%), 2/15/2036 (a)(b)	5,000,000	5,017,235
Citigroup Commercial Mortgage Trust, Series 2018TBR, Class F, 5.564% (1 Month LIBOR USD + 3.650%), 12/15/2036 (a)(b)	4,250,000	4,260,625
Commercial Mortgage Trust, Series 2013-CR8, Class ASFL, 2.667% (1 Month LIBOR USD + 0.740%), 6/12/2046 (a)(b)	2,965,950	2,989,458
Commercial Mortgage Trust, Series 2013-CR12, Class D, 5.081%, 10/15/2046 (a)(h)(i)	5,000,000	4,372,780
CORE Mortgage Trust, Series 2019-CORE, Class E, 3.814% (1 Month LIBOR USD + 1.900%), 12/15/2031 (a)(b)	6,750,000	6,771,107
CORE Mortgage Trust, Series 2019-CORE, Class F, 4.264% (1 Month LIBOR USD + 2.350%), 12/15/2031 (a)(b)	4,500,000	4,519,706
Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class A, 3.164% (1 Month LIBOR USD + 1.250%), 1/17/2034 (a)(b)	6,100,000	6,117,165
Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class C, 4.664% (1 Month LIBOR USD + 2.750%), 1/17/2034 (a)(b)	2,750,000	2,767,204
Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class D, 5.514% (1 Month LIBOR USD + 3.600%), 1/17/2034 (a)(b)(h)	6,500,000	6,561,048
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class F, 4.564% (1 Month LIBOR USD + 2.650%), 5/15/2036 (a)(b)	5,000,000	5,037,565
Credit Suisse Mortgage Trust, Series 2017-HD, Class E, 5.564% (1 Month LIBOR USD + 3.650%), 2/18/2031 (a)(b)	8,000,000	8,030,824
CSMC Trust, Series 2017-PFHP, Class G, 8.064% (1 Month LIBOR USD + 6.150%), 12/15/2030 (a)(b)	5,500,000	5,557,145
CSMC Trust, Series 2017-CHOP, Class E, 5.214% (1 Month LIBOR USD + 3.300%), 7/15/2032 (a)(b)	5,500,000	5,527,533
CSWF Trust, Series 2018-TOP, Class F, 4.664% (1 Month LIBOR USD + 2.750%), 8/15/2035 (a)(b)	2,900,000	2,907,250
CSWF Trust, Series 2018-TOP, Class G, 5.164% (1 Month LIBOR USD + 3.250%), 8/15/2035 (a)(b)	7,750,000	7,748,892
CSWF Trust, Series 2018-TOP, Class H, 5.327% (1 Month LIBOR USD + 3.413%), 8/15/2035 (a)(b)	4,750,000	4,753,505
DBGS Mortgage Trust, Series 2018-BIOD, Class F, 3.914% (1 Month LIBOR USD + 2.000%), 5/15/2035 (a)(b)	4,176,625	4,197,508
DBWF Mortgage Trust, Series 2018-GLKS, Class E, 4.865% (1 Month LIBOR USD + 3.018%), 12/19/2030 (a)(b)	3,000,000	3,020,643
GS Mortgage Securities Corp. II, Series 2018-RIVR, Class G, 4.514% (1 Month LIBOR USD + 2.600%), 7/16/2035 (a)(b)	5,300,000	5,289,135
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class G, 5.838% (1 Month LIBOR USD + 3.925%), 7/15/2031 (a)(b)	32,000	32,117
GS Mortgage Securities Corp. Trust, Series 2019-SMP, Class G, 6.164% (1 Month LIBOR USD + 4.250%), 8/16/2032 (a)(b)	4,700,000	4,711,214
GS Mortgage Securities Corp. Trust, Series 2017-SLP, Class G, 4.591%, 10/12/2032 (a)(i)	3,400,000	3,269,834
GS Mortgage Securities Corp. Trust, Series 2017-SLP, Class F, 4.591%, 10/12/2032 (a)(i)	14,000,000	13,867,840
GS Mortgage Securities Corp. Trust, Series 2019-70P, Class D, 3.790% (1 Month LIBOR USD + 1.750%), 10/15/2036 (a)(b)	5,000,000	5,014,025
GS Mortgage Securities Corp. Trust, Series 2019-70P, Class E, 4.240% (1 Month LIBOR USD + 2.200%), 10/15/2036 (a)(b)	5,000,000	5,012,480
GS Mortgage Securities Corp. Trust, Series 2019-70P, Class F, 4.690% (1 Month LIBOR USD + 2.650%), 10/15/2036 (a)(b)	7,000,000	7,021,798
GS Mortgage Securities Trust, Series 2018-HART, Class D, 4.114% (1 Month LIBOR USD + 2.200%), 10/15/2031 (a)(b)	4,250,000	4,256,571
GS Mortgage Securities Trust, Series 2018-HART, Class E, 4.664% (1 Month LIBOR USD + 2.750%), 10/15/2031 (a)(b)	7,300,000	7,318,235
GS Mortgage Securities Trust, Series 2018-HART, Class F, 5.814% (1 Month LIBOR USD + 3.900%), 10/15/2031 (a)(b)	1,250,000	1,251,053
GS Mortgage Securities Trust, Series 2014-GC22, Class C, 4.691%, 6/12/2047 (i)	293,000	310,408
GS Mortgage Securities Trust, Series 2014-GC24, Class G, 4.534%, 9/12/2047 (i)	200,000	199,590
GS Mortgage Securities Trust, Series 2014-GC24, Class D, 4.534%, 9/12/2047 (a)(i)(j)	11,780,000	8,882,167
Harvest SBA Loan Trust, Series 2018-1, Class A, 4.073% (1 Month LIBOR USD + 2.250%), 9/26/2044 (a)(b)	2,815,222	2,813,550
HMH Trust, Series 2017-NSS, Class E, 6.292%, 7/5/2031 (a)	7,100,000	7,499,347
InTown Hotel Portfolio Trust, Series 2018-STAY, Class F, 5.764% (1 Month LIBOR USD + 3.850%), 1/18/2033 (a)(b)	7,000,000	7,026,271
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8, Class F, 5.914% (1 Month LIBOR USD + 4.000%), 2/15/2035 (a)(b)	3,250,000	3,274,417
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class RIM, 4.304%, 9/17/2047 (a)	5,000,000	5,001,245
KNDL Mortgage Trust, Series 2019-KNSQ, Class F, 3.921% (1 Month LIBOR USD + 2.000%), 5/15/2036 (a)(b)	2,500,000	2,506,250
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class C, 6.294%, 7/15/2040 (i)	2,650,000	2,534,444
LCCM, Series 2017-LC26, Class C, 4.706%, 7/12/2050 (a)(h)	7,500,000	8,006,603
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class G, 4.239%, 2/16/2046 (a)(i)	1,000,000	677,992

[852111.PARTF]5

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class H, 4.239%, 2/16/2046 (a)(e)(i)	10,318,259	4,493,251
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class D, 4.770%, 6/17/2047 (a)(h)(i)	5,000,000	4,029,560
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.749%, 5/17/2049 (h)(i)	7,650,000	8,152,613
Morgan Stanley Capital I Trust, Series 2017-ASHF, Class D, 4.114% (1 Month LIBOR USD + 2.200%), 11/15/2034 (a)(b)	4,750,000	4,770,805
Morgan Stanley Capital I Trust, Series 2017-CLS, Class F, 4.514% (1 Month LIBOR USD + 2.600%), 11/15/2034 (a)(b)	7,650,000	7,669,140
Morgan Stanley Capital I Trust, Series 2016-PSQ, Class C, 3.826%, 1/12/2038 (a)(i)	5,000,000	5,066,480
Motel 6 Trust, Series 2017-MTL6, Class E, 5.164% (1 Month LIBOR USD + 3.250%), 8/15/2034 (a)(b)	2,498,315	2,512,388
MSCG Trust, Series 2016-SNR, Class C, 5.205%, 11/16/2034 (a)	4,250,000	4,356,807
MTRO Commercial Mortgage Trust, Series 2019-TECH, Class E, 3.971% (1 Month LIBOR USD + 2.050%), 12/15/2033 (a)(b)	3,750,000	3,759,345
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 4.610% (1 Month LIBOR USD + 2.689%), 4/15/2032 (a)(b)	2,700,000	2,714,623
New Orleans Hotel Trust, Series 2019-HNLA, Class F, 5.610% (1 Month LIBOR USD + 3.689%), 4/15/2032 (a)(b)	8,060,000	8,066,303
RAIT Trust, Series 2017-FL7, Class C, 4.414% (1 Month LIBOR USD + 2.500%), 6/15/2037 (a)(b)	7,000,000	7,023,037
Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.587%, 2/25/2052 (a)(i)	5,250,000	4,601,615
ReadyCap Commercial Mortgage Trust, Series 2018-4, Class D, 5.370%, 2/25/2051 (a)(i)	7,000,000	7,033,446
Rosslyn Portfolio Trust, Series 2017-ROSS, Class E, 4.914% (1 Month LIBOR USD + 3.000%), 6/15/2033 (a)(b)	4,750,000	4,754,598
TIAA FSB Holdings, Inc. 4.301%, 1/7/2035	5,000,000	4,650,000
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class F, 5.942% (1 Month LIBOR USD + 3.952%), 11/11/2034 (a)(b)	11,543,644	11,601,431
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class F, 4.890%, 5/11/2063 (a)(i)	7,000,000	3,986,577
Velocity Commercial Capital Loan Trust, Series 2019-3, Class A, 3.030%, 10/25/2049 (a)(i)	3,968,241	3,982,741
VMC Finance LLC, Series 2018-FL1, Class D, 5.278% (1 Month LIBOR USD + 3.400%), 3/16/2035 (a)(b)	4,500,000	4,544,784
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class C, 3.894%, 2/18/2048	100,000	99,650
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C, 4.290%, 11/18/2047 (i)	801,000	812,843
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class C, 4.513%, 5/17/2047 (i)	2,000,000	2,032,792

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - (Cost — $461,564,812)		461,375,744

Commercial Mortgage-Backed Securities - U.S. Government Agency — 2.76%
Federal Home Loan Mortgage Corp., Series 2016-KF14, Class B, 10.816% (1 Month LIBOR USD + 8.800%), 1/25/2023 (a)(b)	1,514,756	1,612,713
Federal Home Loan Mortgage Corp., Series KF23, Class A, 2.496% (1 Month LIBOR USD + 0.480%), 9/25/2023 (b)	5,300,526	5,301,512
Federal Home Loan Mortgage Corp., Series 2017-KF28, Class B, 6.016% (1 Month LIBOR USD + 4.000%), 1/25/2024 (a)(b)	817,954	840,623
Federal Home Loan Mortgage Corp., Series Q009, Class A, 2.378% (1 Month LIBOR USD + 0.350%), 4/25/2024 (b)	8,000,000	8,009,912
Federal Home Loan Mortgage Corp., Series KF36, Class A, 2.356% (1 Month LIBOR USD + 0.340%), 8/25/2024 (b)	12,863,398	12,816,228
Federal Home Loan Mortgage Corp., Series 2017-KF36, Class B, 4.666% (1 Month LIBOR USD + 2.650%), 8/25/2024 (a)(b)	3,480,684	3,562,546
Federal Home Loan Mortgage Corp., Series 2017-KF35, Class B, 4.766% (1 Month LIBOR USD + 2.750%), 8/25/2024 (a)(b)	527,215	533,717
Federal Home Loan Mortgage Corp., Series 2018-KF42, Class B, 4.216% (1 Month LIBOR USD + 2.200%), 12/25/2024 (a)(b)	4,036,266	4,049,069
Federal Home Loan Mortgage Corp., Series 2018-KF44, Class B, 4.166% (1 Month LIBOR USD + 2.150%), 2/25/2025 (a)(b)	3,403,490	3,416,634
Federal Home Loan Mortgage Corp., Series KF58, Class A, 2.516% (1 Month LIBOR USD + 0.500%), 1/25/2026 (b)	6,993,605	7,002,340
Federal Home Loan Mortgage Corp., Series KF60, Class A, 2.506% (1 Month LIBOR USD + 0.490%), 2/25/2026 (b)	14,988,627	14,990,246
Federal Home Loan Mortgage Corp., Series KF16, Class A, 2.646% (1 Month LIBOR USD + 0.630%), 3/25/2026 (b)	117,983	117,998
Federal Home Loan Mortgage Corp., Series K-F62, 2.496% (1 Month LIBOR USD + 0.480%), 4/25/2026 (b)	17,999,862	18,001,374
Federal Home Loan Mortgage Corp., Series KF64, Class A, 2.456% (1 Month LIBOR USD + 0.440%), 6/25/2026 (b)	17,999,527	17,956,634
Federal Home Loan Mortgage Corp., Series 2019-KF64, Class B, 4.316% (1 Month LIBOR USD + 2.300%), 6/25/2026 (a)(b)	4,999,869	5,034,273
Federal Home Loan Mortgage Corp., Series KF21, Class A, 2.496% (1 Month LIBOR USD + 0.480%), 7/25/2026 (b)	17,975,977	17,954,909
Federal Home Loan Mortgage Corp., Series 2017-KF33, Class B, 4.566% (1 Month LIBOR USD + 2.550%), 6/25/2027 (a)(b)	1,329,220	1,352,626
Federal Home Loan Mortgage Corp., Series 2017-KF40, Class B, 4.716% (1 Month LIBOR USD + 2.700%), 11/25/2027 (a)(b)	2,430,446	2,477,886
Federal Home Loan Mortgage Corp., Series 2018-KR07, Class B, 4.081%, 9/25/2028 (a)(i)	2,250,000	2,206,359
Federal Home Loan Mortgage Corp., Series K087, Class X1, 0.363%, 12/25/2028 (i)(k)	163,262,186	5,039,087
Federal Home Loan Mortgage Corp., Series K-F63, 2.456% (1 Month LIBOR USD + 0.440%), 5/25/2029 (b)	25,000,000	25,124,975
Federal Home Loan Mortgage Corp., Series KF65, Class A, 2.536% (1 Month LIBOR USD + 0.520%), 7/25/2029 (b)	3,000,000	3,003,747
Federal Home Loan Mortgage Corp., Series 2019-KF67, Class B, 4.073% (1 Month LIBOR USD + 2.250%), 8/25/2029 (a)(b)	4,000,000	4,025,024
Federal Home Loan Mortgage Corp., Series 4658, Class CE, 3.000%, 7/15/2040	1,061,236	1,080,206
Federal Home Loan Mortgage Corp., Series Q004, Class A4H, 2.791%, 8/25/2046 (i)	6,046,483	6,225,804
Federal National Mortgage Association, Series 2018-M12, Class FA3, 2.741% (1 Month LIBOR USD + 0.700%), 6/25/2025 (b)	7,905,258	7,902,064
Federal National Mortgage Association, Series 2016-K58, Class B, 3.020%, 12/1/2027	7,522,000	8,065,382
Federal National Mortgage Association, Series 2019-KF64, Class B, 3.410%, 5/1/2028	9,000,000	9,592,686
Federal National Mortgage Association, Series 2018-M6, Class FA, 2.143% (1 Month LIBOR USD + 0.320%), 4/25/2030 (b)	4,954,321	4,881,557
Federal National Mortgage Association, Series 2019-01, Class M10, 5.050% (1 Month LIBOR USD + 3.250%), 10/15/2049 (a)(b)	2,900,000	2,900,000
Federal National Mortgage Association, Series 2019-01, Class M7, 3.500% (1 Month LIBOR USD + 1.700%), 10/25/2049 (a)(b)	4,600,000	4,654,781
Federal National Mortgage Association, Series 2019-01, Class B10, 7.300% (1 Month LIBOR USD + 5.500%), 10/25/2049 (a)(b)	1,500,000	1,518,805
Federal National Mortgage Association, Series 2019-01, Class CE, 10.550% (1 Month LIBOR USD + 8.750%), 10/25/2049 (a)(b)	2,000,000	2,012,512

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY - (Cost — $210,132,370)		213,264,229

Corporate Obligations — 3.94%
Financial — 3.87%
Ameris Bancorp, 5.750% (3 Month LIBOR USD + 3.616%), 3/15/2027 (b)	4,000,000	4,118,191
Arbor Realty Trust, Inc., 5.625%, 5/1/2023	5,400,000	5,525,162
Arbor Realty Trust, Inc., 5.750%, 4/1/2024 (a)	3,000,000	3,109,756
Atlantic Capital Bancshares, Inc., 6.250% (3 Month LIBOR USD + 4.680%), 9/30/2025 (a)(b)	2,000,000	2,028,534
Avidbank Holdings, Inc., 6.875% (3 Month LIBOR USD + 5.367%), 11/15/2025 (a)(b)	4,000,000	4,077,295
Banc of California, Inc., 5.250%, 4/15/2025	4,650,000	4,675,669
Bank of Commerce Holdings, 6.875% (3 Month LIBOR USD + 5.260%), 12/10/2025 (a)(b)	2,500,000	2,547,313
Beal Trust I, 5.541% (6 Month LIBOR USD + 3.625%), 7/30/2037 (b)	2,000	2,026,000
Business Development Corp. of America, 4.750%, 12/30/2022 (a)	6,000,000	6,022,356

[852111.PARTF]6

Cadence BanCorp, 6.500% (3 Month LIBOR USD + 4.663%), 3/11/2025 (a)(b)	10,500,000	10,574,437
Capital Bancorp, Inc., 6.950% (3 Month LIBOR USD + 5.337%), 12/1/2025 (a)(b)	3,750,000	3,827,744
Citadel LP, 5.375%, 1/17/2023 (a)	2,000,000	2,113,589
ConnectOne Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.930%), 7/1/2025 (b)	10,125,000	10,239,607
Cowen, Inc., 7.250%, 5/6/2024 (a)	1,000,000	1,026,455
Customers Bancorp, Inc., 3.950%, 6/30/2022	1,250,000	1,264,853
Durant Bancorp, Inc., 5.875% (3 Month LIBOR USD + 3.742%), 3/15/2027 (a)(b)	1,200,000	1,235,967
EF Holdco, Inc. / EF Cayman Holdings Ltd., 5.500%, 9/1/2022 (a)	4,000,000	4,134,098
Empire Bancorp, Inc., 7.375%, 12/17/2025 (a)	4,500,000	4,726,210
FedNat Holding Co., 7.500%, 3/15/2029 (a)	2,000,000	2,045,000
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (b)	2,000,000	2,081,716
Fidelity Financial Corp., 5.750% (3 Month LIBOR USD + 3.910%), 9/30/2027 (a)(b)	5,000,000	5,153,188
Financial Institutions, Inc., 6.000% (3 Month LIBOR USD + 3.944%), 4/15/2030 (b)	2,000,000	2,088,117
First Bancshares, Inc., 6.400% (3 Month LIBOR USD + 3.390%), 5/1/2033 (b)	1,000,000	1,076,106
First Charter Capital Trust, 4.100% (3 Month LIBOR USD + 1.690%), 9/15/2035 (b)	4,000,000	3,715,610
First Midwest Bancorp, Inc., 5.875%, 9/29/2026	8,500,000	9,508,559
First National of Nebraska, Inc., 4.375% (3 Month LIBOR USD + 1.600%), 10/1/2028 (a)(b)	1,250,000	1,266,527
First NBC Bank Holding Co., 5.750%, 2/18/2025 (e)(l)(m)	13,500,000	2,025,000
First Priority Bank, 7.000%, 11/30/2025 (a)	3,000,000	3,105,691
Flagstar Bancorp, Inc., 6.125%, 7/15/2021	4,600,000	4,827,853
Franklin Financial Network, Inc., 7.000% (3 Month LIBOR USD + 6.040%), 7/1/2026 (b)	2,000,000	2,065,351
Great Southern Bancorp, Inc., 5.250% (3 Month LIBOR USD + 4.087%), 8/15/2026 (b)	1,000,000	1,024,435
Hanmi Financial Corp., 5.450% (3 Month LIBOR USD + 3.315%), 3/30/2027 (b)	5,400,000	5,560,983
Hildene Collateral Management Co. LLC, 5.500%, 12/28/2042 (a)	1,916,164	2,020,851
Home BancShares, Inc., 5.625% (3 Month LIBOR USD + 3.575%), 4/15/2027 (b)	950,000	981,517
Independent Bank Corp., 4.750% (3 Month LIBOR USD + 2.190%), 3/15/2029 (a)(b)	5,000,000	5,149,159
Investar Holding Corp., 6.000% (3 Month LIBOR USD + 3.945%), 3/30/2027 (b)	1,500,000	1,547,549
Jeff Davis Bancshares, Inc., 6.750% (3 Month LIBOR USD + 4.690%), 1/15/2027 (a)(b)	1,000,000	1,034,496
JPMorgan Chase & Co., 2.753% (3 Month LIBOR USD + 0.500%), 2/1/2027 (b)	6,673,000	6,278,626
JPMorgan Chase & Co., 3.054% (3 Month LIBOR USD + 0.950%), 9/30/2034 (b)	3,400,000	3,031,423
KeyCorp Capital I, 2.839% (3 Month LIBOR USD + 0.740%), 7/1/2028 (b)	5,000,000	4,567,000
Kingstone Cos, Inc., 5.500%, 12/30/2022	4,200,000	4,202,443
Lakeland Bancorp, Inc., 5.125% (3 Month LIBOR USD + 3.970%), 9/30/2026 (b)	2,900,000	2,950,585
Luther Burbank Corp., 6.500%, 9/30/2024 (a)	9,800,000	10,466,704
Malvern Bancorp, Inc., 6.125% (3 Month LIBOR USD + 4.145%), 2/15/2027 (b)	1,250,000	1,287,871
Marble Point Loan Financing Ltd. / MPLF Funding I LLC, 7.500%, 10/16/2025 (a)	1,500,000	1,537,500
Marquis Bancorp, Inc., 7.000% (3 Month LIBOR USD + 5.760%), 10/30/2026 (a)(b)	4,000,000	4,140,182
Metropolitan Bancgroup, Inc., 6.500% (3 Month LIBOR USD + 5.545%), 7/1/2026 (a)(b)	1,500,000	1,541,426
Metropolitan Bank Holding Corp.,6.250% (3 Month LIBOR USD + 4.260%), 3/15/2027 (a)(b)	1,000,000	1,046,924
Midland States Bancorp, Inc., 5.000% (SOFR + 3.610%), 9/30/2029 (a)(b)	750,000	759,802
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (a)	1,000,000	1,043,571
MM Finished Lots Holdings LLC, 7.250%, 1/31/2024 (a)	557,345	558,738
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 7/1/2021	3,337,000	3,357,856
New York Community Bancorp, Inc., 5.900% (3 Month LIBOR USD + 2.780%), 11/6/2028 (b)	1,500,000	1,598,261
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.355%), 3/16/2026 (a)(b)	1,800,000	1,823,342
NexBank Capital, Inc., 6.375% (3 Month LIBOR USD + 4.585%), 9/30/2027 (a)(b)	1,000,000	1,042,304
Noah Bank, 9.000%, 4/17/2025	4,500,000	4,698,351
Oconomowoc Bancshares, Inc., 6.875%, 11/17/2025 (a)	3,900,000	4,086,063
Ohio National Financial Services, Inc., 6.625%, 5/1/2031 (a)	5,000,000	5,668,957
Orrstown Financial Services, Inc., 6.000% (3 Month LIBOR USD + 3.160%), 12/30/2028 (b)	2,000,000	2,072,020
Pacific Continental Corp., 5.875% (3 Month LIBOR USD + 4.715%), 6/30/2026 (b)	1,650,000	1,683,928
Pacific Premier Bancorp, Inc., 4.875% (3 Month LIBOR USD + 2.500%), 5/15/2029 (b)	1,000,000	1,025,061
Plaza Bancorp, 7.125%, 6/26/2025 (a)	5,000,000	5,219,356
Preferred Bank, 6.000% (3 Month LIBOR USD + 4.673%), 6/15/2026 (b)	4,838,000	5,001,302
Preferred Pass-Through Trust, 4.611%, 12/29/2049 (a)(q)	1,000,000	830,000
RBB Bancorp, 6.500% (3 Month LIBOR USD + 5.160%), 3/31/2026 (a)(b)	4,000,000	4,094,186
ReadyCap Holdings LLC, 7.500%, 2/15/2022 (a)	1,500,000	1,600,429
Revere Bank, 5.625% (3 Month LIBOR USD + 4.409%), 9/30/2026 (b)	6,500,000	6,641,181
Simmons First National Corp., 5.000% (3 Month LIBOR USD + 2.150%), 4/1/2028 (b)	4,000,000	4,145,548
Southcoast Capital, 3.585%, 9/30/2035	4,000,000	3,320,000
Southern National Bancorp of Virginia, Inc., 5.875% (3 Month LIBOR USD + 3.950%), 1/31/2027 (a)(b)	1,000,000	1,029,266
Southside Bancshares, Inc., 5.500% (3 Month LIBOR USD + 4.297%), 9/30/2026 (b)	2,000,000	2,064,327
Sterling Bancorp, Inc., 7.000% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(b)	2,050,000	2,107,025
SunTrust Capital I, 2.830% (3 Month LIBOR USD + 0.670%), 5/15/2027 (b)	3,000,000	2,892,300
SunTrust Capital III, 2.769% (3 Month LIBOR USD + 0.650%), 3/15/2028 (b)	5,330,000	5,028,322
Synovus Financial Corp., 5.750% (3 Month LIBOR USD + 4.182%), 12/15/2025 (b)	5,021,000	5,184,183
TIAA FSB Holdings, Inc., 5.750%, 7/2/2025	1,750,000	1,917,345
TIAA FSB Holdings, Inc., 6.000% (3 Month LIBOR USD + 4.704%), 3/15/2026 (b)	5,000,000	5,180,400
Towne Bank, 4.500% (3 Month LIBOR USD + 2.550%), 7/30/2027 (b)	4,560,000	4,616,180
Tri-County Financial Group, Inc., 7.000% (3 Month LIBOR USD + 5.862%), 10/15/2026 (b)	4,500,000	4,656,164
Trinitas Capital Management LLC, 7.750%, 6/15/2023 (a)	3,000,000	3,106,104
United Financial Bancorp, Inc., 5.750%, 10/1/2024	3,400,000	3,677,282

[852111.PARTF]7

United Insurance Holdings Corp., 6.250%, 12/15/2027	2,670,000	2,774,364
USAmeriBancorp, Inc., 6.250% (3 Month LIBOR USD + 4.945%), 4/1/2026 (a)(b)	3,000,000	3,083,150
Wachovia Capital Trust II, 2.501% (3 Month LIBOR USD + 0.500%), 1/15/2027 (b)	11,500,000	10,774,983
WSFS Cap Trust, 4.290%, 6/1/2035 (a)	4,000,000	3,640,000
Your Community Bank, 6.250% (3 Month LIBOR USD + 4.590%), 12/15/2025 (b)	4,000,000	4,074,905
ZAIS Group LLC, 7.000%, 11/15/2023 (a)	1,800,000	1,871,245

		298,549,429

Real Estate Investment Trust — 0.07%
Ready Capital Corp., 6.500%, 4/30/2021	228,000	5,859,600

TOTAL CORPORATE OBLIGATIONS - (Cost — $308,406,502)		304,409,029

	Shares
Investment Companies — 1.94%
Affiliated Mutual Funds — 1.94%
Angel Oak Financials Income Fund, Institutional Class	3,998,390	37,984,709
Angel Oak High Yield Opportunities Fund, Institutional Class	2,918,225	33,647,138
Angel Oak Ultrashort Income Fund, Institutional Class	7,727,646	78,126,500

TOTAL INVESTMENT COMPANIES (Cost — $148,990,022)		149,758,347

Preferred Stocks — 0.14%
Financial — 0.06%
Morgan Stanley	130,497	2,898,338
TriState Capital Holdings, Inc.	40,000	1,078,000
Wells Fargo & Co.	23,990	607,667

		4,584,005

Real Estate Investment Trust — 0.08%
AGNC Investment Corp.	240,000	6,175,200

TOTAL PREFERRED STOCKS (Cost — $10,481,416)		10,759,205

	Principal Amount
Residential Mortgage-Backed Securities — 70.06%
Accredited Mortgage Loan Trust, Series 2005-4, Class M1, 2.223% (1 Month LIBOR USD + 0.400%), 12/25/2035 (b)	1,128,000	1,121,379
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 4.467%, 7/25/2035 (i)	594,948	594,224
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21, 2.053% (1 Month LIBOR USD + 0.230%), 9/25/2035 (b)	23,508	23,748
Adjustable Rate Mortgage Trust, Series 2005-10, Class 5A1, 2.343% (1 Month LIBOR USD + 0.520%), 1/25/2036 (b)	3,545,211	3,451,526
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A3, 4.046%, 2/25/2036 (i)	8,315,204	7,654,844
Adjustable Rate Mortgage Trust, Series 2005-12, Class 2A1, 4.136%, 3/25/2036 (i)	2,226,440	2,082,739
Adjustable Rate Mortgage Trust, Series 2006-1, Class 2A1, 4.489%, 3/25/2036 (i)	1,123,933	954,441
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A2, 1.943% (1 Month LIBOR USD + 0.120%), 8/25/2036 (b)	16,233,666	10,217,242
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A11, 2.003% (1 Month LIBOR USD + 0.180%), 8/25/2036 (b)	500,406	343,370
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A1, 1.973% (1 Month LIBOR USD + 0.150%), 3/25/2037 (b)	1,112,570	1,132,278
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A22, 2.053% (1 Month LIBOR USD + 0.230%), 3/25/2037 (b)	5,293,211	4,032,410
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A22, 4.444%, 3/25/2037 (i)	657,444	657,826
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 4.487%, 6/25/2037 (i)	3,491,575	3,202,948
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A1, 4.487%, 6/25/2037 (i)	3,275,334	3,218,890
American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, 6.250%, 6/25/2037 (n)	559,893	489,681
American Home Mortgage Assets Trust, Series 2006-1, Class XC, 1.883%, 5/25/2046 (i)(k)	37,462,442	3,151,303
American Home Mortgage Assets Trust, Series 2006-1, Class 2A1, 2.013% (1 Month LIBOR USD + 0.190%), 5/25/2046 (b)	17,588,355	16,807,115
American Home Mortgage Assets Trust, Series 2006-1, Class 1A1, 2.033% (1 Month LIBOR USD + 0.210%), 5/25/2046 (b)	14,828,227	13,741,585
American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, 3.350% (12 Month US Treasury Average + 0.960%), 9/25/2046 (b)	1,679,779	1,620,399
American Home Mortgage Assets Trust, Series 2006-4, Class 1A12, 2.033% (1 Month LIBOR USD + 0.210%), 10/25/2046 (b)	17,905,028	13,458,726
American Home Mortgage Assets Trust, Series 2006-3, Class 1A1, 3.416% (12 Month US Treasury Average + 0.970%), 10/25/2046 (b)	1,740,228	1,705,652
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 1.727%, 12/25/2046 (i)(k)	109,039,199	8,257,102
American Home Mortgage Assets Trust, Series 2007-1, Class A1, 3.090% (12 Month US Treasury Average + 0.700%), 2/25/2047 (b)(j)	61,559,682	40,651,982
American Home Mortgage Assets Trust, Series 2007-5, Class XP, 2.121%, 6/25/2047 (k)	38,323,040	3,107,999
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4A, 5.383%, 9/25/2035 (n)	6,111,403	5,109,958
American Home Mortgage Investment Trust, Series 2006-3, Class 22A1, 3.813% (6 Month LIBOR USD + 1.750%), 12/25/2036 (b)	6,765,033	6,189,525
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (n)	6,385,352	3,064,120
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 2.745% (1 Month LIBOR USD + 0.600%), 9/25/2045 (b)	10,194,454	10,034,972
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 5.158% (1 Month LIBOR USD + 3.140%), 9/25/2045 (b)	736,748	654,072
American Home Mortgage Investment Trust, Series 2006-2, Class 1A2, 2.143% (1 Month LIBOR USD + 0.320%), 6/25/2046 (b)	11,388,542	5,192,993
American Home Mortgage Investment Trust, Series 2006-3, Class 11A1, 2.183% (1 Month LIBOR USD + 0.360%), 12/25/2046 (b)	16,547,807	16,416,483
American Home Mortgage Investment Trust, Series 2007-2, Class 11A1, 2.053% (1 Month LIBOR USD + 0.230%), 3/25/2047 (b)	6,624,866	4,416,864
American Home Mortgage Investment Trust, Series 2007-1, Class GA1A, 1.983% (1 Month LIBOR USD + 0.160%), 5/25/2047 (b)	27,042,877	20,598,424
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, 2.013% (1 Month LIBOR USD + 0.190%), 5/25/2047 (b)	36,528,453	23,383,580
Bank of America Alternative Loan Trust, Series 2005-7, Class 3CB1, 6.000%, 8/25/2035	2,862,344	2,774,802
Bank of America Alternative Loan Trust, Series 2005-8, Class 1CB3, 2.073% (1 Month LIBOR USD + 0.250%), 9/25/2035 (b)	5,586,467	5,278,167
Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.500%, 11/25/2035	751,466	762,554
Bank of America Alternative Loan Trust, Series 2005-12, Class 3CB1, 6.000%, 1/25/2036	6,367,703	6,360,596
Bank of America Alternative Loan Trust, Series 2006-7, Class A2, 5.707%, 10/25/2036 (i)	4,658,811	2,760,001
Bank of America Alternative Loan Trust, Series 2006-7, Class A6, 5.859%, 10/25/2036 (n)	5,107,770	3,049,716
Bank of America Alternative Loan Trust, Series 2006-7, Class A4, 5.998%, 10/25/2036 (n)	13,708,821	7,993,476
Bank of America Alternative Loan Trust, Series 2006-9, Class 30PO, 0.000%, 1/25/2037 (d)	278,963	179,840
Bank of America Alternative Loan Trust, Series 2007-1, Class 3A16, 2.423% (1 Month LIBOR USD + 0.600%), 4/25/2037 (b)	4,376,487	3,525,834

[852111.PARTF]8

Bank of America Funding Trust, Series 2009-R14, Class 2A, 11.173% (-2 x 1 Month LIBOR USD + 15.013%), 7/26/2035 (a)(o)	500,972	559,027
Bank of America Funding Trust, Series 2005-F, Class 4A1, 4.170%, 9/20/2035 (i)	4,050,857	3,870,100
Bank of America Funding Trust, Series 2007-C, Class 4A2, 4.396%, 5/20/2036 (i)	1,619,351	1,648,030
Bank of America Funding Trust, Series 2006-H, Class 6A1, 2.036% (1 Month LIBOR USD + 0.190%), 10/20/2036 (b)	12,323,233	11,451,487
Bank of America Funding Trust, Series 2007-2, Class TA4, 2.223% (1 Month LIBOR USD + 0.400%), 3/25/2037 (b)	9,042,696	7,877,472
Bank of America Funding Trust, Series 2007-2, Class 1A16, 2.423% (1 Month LIBOR USD + 0.600%), 3/25/2037 (b)	4,434,364	3,582,425
Bank of America Funding Trust, Series 2014-R1, Class A2, 2.295% (1 Month LIBOR USD + 0.150%), 6/26/2037 (a)(b)	8,457,171	7,454,683
Bank of America Funding Trust, Series 2007-A, Class 2A1, 2.006% (1 Month LIBOR USD + 0.160%), 2/20/2047 (b)	3,799,986	3,773,435
Bank of America Funding Trust, Series 2007-A, Class 2A5, 2.076% (1 Month LIBOR USD + 0.230%), 2/20/2047 (b)	2,337,756	2,281,536
Bank of America Funding Trust, Series 2007-B, Class A1, 2.056% (1 Month LIBOR USD + 0.210%), 4/20/2047 (b)	5,810,868	5,380,440
Bank of America Funding Trust, Series 2007-C, Class 7A4, 2.066% (1 Month LIBOR USD + 0.220%), 5/20/2047 (b)(h)	4,062,159	3,912,619
Bank of America Mortgage Trust, Series 2007-1, Class 1A4, 6.000%, 3/25/2037	1,878,789	1,833,282
Bayview Financial Mortgage Pass-Through Trust, Series 2005-D, Class APO, 0.000%, 12/28/2035 (d)	655,999	578,819
BCAP LLC, Series 2013-RR1, Class 6A2, 4.268%, 5/28/2036 (a)(i)	5,538,172	4,701,842
BCAP LLC Trust, Series 2013-RR7, Class 4A3, 4.504%, 12/27/2034 (a)(i)	9,013,000	9,023,013
BCAP LLC Trust, Series 2014-RR1, Class 1A2, 5.032%, 3/27/2035 (a)(i)	3,693,643	3,778,966
BCAP LLC Trust, Series 2010-RR6, Class 1410, 4.360%, 12/27/2035 (a)(i)	8,355,919	7,123,212
BCAP LLC Trust, Series 2012-RR4, Class 4A7, 2.298% (1 Month LIBOR USD + 0.280%), 2/26/2036 (a)(b)(i)	3,150,200	2,532,603
BCAP LLC Trust, Series 2015-RR2, Class 26A2, 4.929%, 3/28/2036 (a)(i)	6,729,753	6,877,074
BCAP LLC Trust, Series 2010-RR7, Class 9A12, 4.081%, 5/28/2036 (a)(i)	3,186,801	2,984,079
BCAP LLC Trust, Series 2006-AA2, Class A1, 1.993% (1 Month LIBOR USD + 0.170%), 1/25/2037 (b)	13,395,408	12,928,538
BCAP LLC Trust, Series 2012-RR11, Class 1A2, 2.188%, 1/27/2037 (a)(i)	1,722,810	1,625,079
BCAP LLC Trust, Series 2010-RR9, Class 7A2, 3.561%, 1/28/2037 (a)(i)	10,845,538	10,411,717
BCAP LLC Trust, Series 2007-AA3, Class 1A1A, 2.033% (1 Month LIBOR USD + 0.210%), 4/25/2037 (b)	2,301,660	2,289,215
BCAP LLC Trust, Series 2008-IND1, Class A1, 3.023% (1 Month LIBOR USD + 1.200%), 10/25/2047 (b)(j)	29,342,070	28,623,101
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, 4.410%, 8/25/2035 (i)	4,671,317	4,397,863
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 4.075%, 2/25/2036 (i)	474,138	460,125
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 2A1, 4.274%, 7/25/2036 (i)	4,194,865	4,133,419
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1, 4.315%, 7/25/2036 (i)	959,604	957,110
Bear Stearns ALT-A Trust, Series 2006-8, Class 3A1, 1.983% (1 Month LIBOR USD + 0.160%), 2/25/2034 (b)	1,184,085	1,168,918
Bear Stearns ALT-A Trust, Series 2004-5, Class 4A1, 3.665%, 6/25/2034 (i)	826,549	836,607
Bear Stearns ALT-A Trust, Series 2005-1, Class A1, 2.383% (1 Month LIBOR USD + 0.560%), 1/25/2035 (b)	34,532	34,865
Bear Stearns ALT-A Trust, Series 2005-5, Class 22A1, 4.159%, 7/25/2035 (i)	2,755,528	2,685,951
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 4.411%, 7/25/2035 (i)	1,592,330	1,627,067
Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 4.197%, 9/25/2035 (i)(j)	22,574,129	19,998,872
Bear Stearns ALT-A Trust, Series 2005-7, Class 21A1, 4.461%, 9/25/2035 (i)	5,463,519	5,335,695
Bear Stearns Asset Backed Securities Trust, Series 2004-AC6, Class A2, 2.223% (1 Month LIBOR USD + 0.400%), 11/25/2034 (b)	1,798,332	1,667,272
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 2.823% (1 Month LIBOR USD + 1.000%), 8/25/2035 (b)	2,309,779	2,029,129
Bear Stearns Asset Backed Securities Trust, Series 2007-SD3, Class A, 2.073% (1 Month LIBOR USD + 0.250%), 5/25/2037 (b)	46,943	46,127
Bear Stearns Asset Backed Securities Trust, Series 2007-AC6, Class A1, 6.500%, 10/25/2037	2,611,908	1,963,188
Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 1A1, 2.033% (1 Month LIBOR USD + 0.210%), 7/25/2036 (b)	1,122,217	1,096,074
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1, 2.003% (1 Month LIBOR USD + 0.180%), 10/25/2036 (b)(j)	35,567,894	34,865,677
Bear Stearns Mortgage Funding Trust, Series 2007-AR1, Class 1A1, 1.983% (1 Month LIBOR USD + 0.160%), 1/25/2037 (b)	8,120,737	8,077,624
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 1X2, 0.500%, 6/25/2037 (k)	7,947,639	158,365
Bear Stearns Mortgage Funding Trust, Series 2006-AR2, Class 2A1, 2.053% (1 Month LIBOR USD + 0.230%), 9/25/2046 (b)	2,146,394	2,200,770
BRAVO Residential Funding Trust, Series 2019-NQM1, Class M1, 2.997%, 7/25/2059 (a)(i)	5,025,000	5,054,622
BRAVO Residential Funding Trust, Series 2019-NQM1, Class B1, 4.006%, 7/25/2059 (a)(i)	4,782,000	4,779,446
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1, 2.879%, 7/25/2049 (a)(n)	12,396,273	12,460,386
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185%, 7/25/2049 (a)(n)	13,349,832	13,509,416
Bunker Hill Loan Depositary Trust, Series 2019-2, Class M1, 3.671%, 7/25/2049 (a)(n)	15,232,000	15,269,547
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A11, 2.773% (1 Month LIBOR USD + 0.950%), 4/25/2049 (a)(b)	11,428,849	11,535,034
Chase Mortgage Finance Corp., Series 2019-1, Class A15, 3.500%, 3/25/2050 (a)(i)	14,629,000	14,759,290
Chase Mortgage Finance Trust, Series 2006-S2, Class 2A6, 6.000%, 10/25/2036	1,087,575	846,705
Chase Mortgage Finance Trust, Series 2007-S2, Class 1A9, 6.000%, 3/25/2037	1,610,901	1,303,380
ChaseFlex Trust, Series 2005-2, Class 5A6, 5.000%, 6/25/2035	2,594,366	2,251,147
ChaseFlex Trust, Series 2007-1, Class 2A10, 2.323% (1 Month LIBOR USD + 0.500%), 2/25/2037 (b)	2,869,228	1,536,182
ChaseFlex Trust, Series 2007-1, Class 2A6, 6.000%, 2/25/2037	1,991,292	1,611,887
ChaseFlex Trust, Series 2007-2, Class A1, 2.103% (1 Month LIBOR USD + 0.280%), 5/25/2037 (b)	2,971,146	2,927,960
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A, Class A2, 2.143% (1 Month LIBOR USD + 0.320%), 5/25/2035 (a)(b)(h)	4,346,427	4,386,662
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-3A, Class A1, 2.073% (1 Month LIBOR USD + 0.250%), 8/25/2035 (a)(b)	2,275,844	2,347,770
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class A2, 2.113% (1 Month LIBOR USD + 0.290%), 10/25/2035 (a)(b)(h)	5,568,409	5,802,872
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A1, 1.973% (1 Month LIBOR USD + 0.150%), 1/25/2036 (a)(b)	4,955,664	5,073,014
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 2.023% (1 Month LIBOR USD + 0.200%), 1/25/2036 (a)(b)	5,529,294	5,685,082
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-AA, Class A1, 2.023% (1 Month LIBOR USD + 0.200%), 1/25/2036 (a)(b)	4,624,002	4,738,553
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-2A, Class A1, 2.003% (1 Month LIBOR USD + 0.180%), 5/25/2036 (a)(b)	3,544,255	3,597,153
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-3A, Class A2, 2.053% (1 Month LIBOR USD + 0.230%), 7/25/2036 (a)(b)	8,432,196	8,502,605
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class NIO, 0.403%, 4/25/2037 (a)(e)(i)(k)	32,675,538	536,402
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-CA, Class A1, 2.033% (1 Month LIBOR USD + 0.210%), 10/25/2046 (a)(b)	1,629,214	1,666,929
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-CA, Class A2, 2.103% (1 Month LIBOR USD + 0.280%), 10/25/2046 (a)(b)	10,808,815	10,815,127
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-1A, Class A1, 1.973% (1 Month LIBOR USD + 0.150%), 12/25/2046 (a)(b)	5,955,872	6,116,008
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A1, 1.953% (1 Month LIBOR USD + 0.130%), 4/25/2047 (a)(b)	16,789,100	17,145,062
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A2, 2.003% (1 Month LIBOR USD + 0.180%), 4/25/2047 (a)(b)	9,678,767	8,804,949

[852111.PARTF]9

Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-3A, Class A2, 2.003% (1 Month LIBOR USD + 0.180%), 8/25/2047 (a)(b)	5,731,662	5,123,945
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A1, 1.953% (1 Month LIBOR USD + 0.130%), 11/25/2047 (a)(b)	1,685,693	1,628,406
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A2, 2.003% (1 Month LIBOR USD + 0.180%), 11/25/2047 (a)(b)	3,560,655	3,086,711
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2007-1A, Class A1, 1.953% (1 Month LIBOR USD + 0.130%), 2/25/2048 (a)(b)	10,846,040	10,896,192
Citicorp. Mortgage Securities, Inc., Series 2005-2, Class 1APO, 0.000%, 3/25/2035 (d)	38,128	30,157
Citigroup Mortgage Loan Trust, Series 2007-AR1, Class A2, 1.983% (1 Month LIBOR USD + 0.160%), 1/25/2037 (b)	7,193,272	6,536,605
Citigroup Mortgage Loan Trust, Series 2009-5, Class 10A1, 2.268% (1 Month LIBOR USD + 0.250%), 2/25/2037 (a)(b)	1,884,558	673,550
Citigroup Mortgage Loan Trust, Series 2007-6, Class 1A2A, 3.688%, 3/25/2037 (h)(i)	4,776,600	4,431,576
Citigroup Mortgage Loan Trust, Series 2018-C, Class A1, 4.125%, 3/25/2059 (a)(n)	12,920,516	13,054,476
Citigroup Mortgage Loan Trust, Inc., Series 2005-12, Class 2A1, 2.623% (1 Month LIBOR USD + 0.800%), 8/25/2035 (a)(b)	4,041,381	3,845,172
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2, 4.545%, 8/25/2035 (i)	977,712	1,018,243
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 22A3, 6.000%, 10/25/2035	2,964,667	2,314,554
Citigroup Mortgage Loan Trust, Inc., Series 2005-7, Class 2A2A, 4.663%, 11/25/2035 (i)	2,877,929	2,622,234
Citigroup Mortgage Loan Trust, Inc., Series 2014-6, Class 2A1, 2.218% (1 Month LIBOR USD + 0.200%), 4/25/2038 (a)(b)	1,120,502	1,136,826
Citigroup Mortgage Loan Trust, Inc., Series 2017-RP2, Class A1, 3.250%, 7/25/2067 (a)(i)	19,718,115	19,879,290
CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A5, 2.473% (1 Month LIBOR USD + 0.650%), 9/25/2036 (b)	2,770,193	2,335,511
CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1APO, 0.000%, 11/25/2036 (d)	97,631	60,735
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A9, 2.473% (1 Month LIBOR USD + 0.650%), 12/25/2036 (b)	7,780,277	6,198,484
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A1, 6.000%, 12/25/2036 (i)	4,049,416	4,018,879
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A2, 2.373% (1 Month LIBOR USD + 0.550%), 1/25/2037 (b)	13,826,842	11,771,938
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class APO, 0.000%, 3/25/2037 (d)	162,905	95,188
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class 1A2, 2.423% (1 Month LIBOR USD + 0.600%), 3/25/2037 (b)	4,451,093	3,643,972
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class APO, 0.000%, 4/25/2037 (d)	234,744	144,003
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class 1A9, 2.423% (1 Month LIBOR USD + 0.600%), 4/25/2037 (b)	2,833,875	2,304,561
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A3, 2.323% (1 Month LIBOR USD + 0.500%), 5/25/2037 (b)	7,799,589	6,313,174
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A1, 2.423% (1 Month LIBOR USD + 0.600%), 6/25/2037 (b)	3,141,937	2,556,007
COLT Mortgage Loan Trust, Series 2018-1, Class B1, 4.362%, 2/25/2048 (a)(i)	3,761,000	3,790,753
COLT Mortgage Loan Trust, Series 2018-2, Class M1, 4.189%, 7/27/2048 (a)(i)	2,191,723	2,197,794
Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 4.273% (1 Month LIBOR USD + 2.450%), 7/25/2031 (a)(b)	2,500,000	2,522,780
Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M1, 2.673% (1 Month LIBOR USD + 0.850%), 8/25/2031 (a)(b)	1,382,465	1,384,599
CountryWide Alternative Loan Trust, Series 2004-J10, Class 1A3, 4.250%, 10/25/2034	29,744	29,970
CountryWide Alternative Loan Trust, Series 2004-32CB, Class 2A2, 2.223% (1 Month LIBOR USD + 0.400%), 2/25/2035 (b)	1,193,094	1,112,507
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.250%, 3/25/2035	659,180	656,004
CountryWide Alternative Loan Trust, Series 2005-16, Class X2, 1.327%, 6/25/2035 (e)(i)(k)	29,620,835	1,460,751
CountryWide Alternative Loan Trust, Series 2005-24, Class 1AX, 0.270%, 7/20/2035 (e)(i)(k)	20,743,792	584,228
CountryWide Alternative Loan Trust, Series 2005-24, Class 4A1, 2.080% (1 Month LIBOR USD + 0.230%), 7/20/2035 (b)	6,768,311	6,746,909
CountryWide Alternative Loan Trust, Series 2005-24, Class 2A1A, 3.700% (12 Month US Treasury Average + 1.310%), 7/20/2035 (b)	1,001,867	957,232
CountryWide Alternative Loan Trust, Series 2005-26CB, Class A7, 2.123% (1 Month LIBOR USD + 0.300%), 7/25/2035 (b)(j)	7,896,400	6,613,385
CountryWide Alternative Loan Trust, Series 2005-27, Class 2X1, 0.204%, 8/25/2035 (i)(k)	36,069,995	1,293,939
CountryWide Alternative Loan Trust, Series 2005-27, Class 1X1, 1.253%, 8/25/2035 (e)(i)(k)	10,061,172	350,914
CountryWide Alternative Loan Trust, Series 2005-J12, Class 2A1, 2.363% (1 Month LIBOR USD + 0.540%), 8/25/2035 (b)	7,501,072	5,231,908
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A4, 2.993%, 8/25/2035 (i)	1,288,826	1,149,400
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A5, 3.083%, 8/25/2035 (i)	962,754	967,392
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	947,614	808,674
CountryWide Alternative Loan Trust, Series 2005-38, Class X, 1.041%, 9/25/2035 (i)(k)	91,435,737	3,051,302
CountryWide Alternative Loan Trust, Series 2005-41, Class 2X2, 1.337%, 9/25/2035 (i)(k)	5,372,039	321,189
CountryWide Alternative Loan Trust, Series 2005-41, Class 1A1, 2.153% (1 Month LIBOR USD + 0.330%), 9/25/2035 (b)	873,826	788,192
CountryWide Alternative Loan Trust, Series 2005-37T1, Class A5, 2.273% (1 Month LIBOR USD + 0.450%), 9/25/2035 (b)	8,829,029	6,853,843
CountryWide Alternative Loan Trust, Series 2005-42CB, Class A4, 2.503% (1 Month LIBOR USD + 0.680%), 10/25/2035 (b)	2,402,451	1,902,484
CountryWide Alternative Loan Trust, Series 2005-51, Class 3X2, 0.870%, 11/20/2035 (e)(i)(k)	23,206,844	1,434,229
CountryWide Alternative Loan Trust, Series 2005-51, Class 4X, 1.093%, 11/20/2035 (i)(k)	28,334,042	1,713,501
CountryWide Alternative Loan Trust, Series 2005-51, Class 1X, 1.813%, 11/20/2035 (e)(i)(k)	33,856,710	2,758,916
CountryWide Alternative Loan Trust, Series 2005-56, Class 4X, 1.064%, 11/25/2035 (i)(k)	38,986,285	2,345,298
CountryWide Alternative Loan Trust, Series 2005-56, Class 3A1, 2.113% (1 Month LIBOR USD + 0.290%), 11/25/2035 (b)	482,774	426,333
CountryWide Alternative Loan Trust, Series 2005-J11, Class 1A4, 2.223% (1 Month LIBOR USD + 0.400%), 11/25/2035 (b)	4,975,778	3,472,103
CountryWide Alternative Loan Trust, Series 2005-63, Class 3A1, 4.001%, 11/25/2035 (i)	3,619,302	3,498,435
CountryWide Alternative Loan Trust, Series 2005-61, Class 1A1, 2.343% (1 Month LIBOR USD + 0.520%), 12/25/2035 (b)	2,471,293	2,435,615
CountryWide Alternative Loan Trust, Series 2005-70CB, Class A4, 5.500%, 12/25/2035	6,593,678	6,237,395
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035	2,682,568	2,443,299
CountryWide Alternative Loan Trust, Series 2005-75CB, Class A3, 5.500%, 1/25/2036	2,179,689	2,041,255
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 1.445%, 5/25/2036 (i)(k)	28,754,814	1,811,151
CountryWide Alternative Loan Trust, Series 2006-24CB, Class A5, 2.423% (1 Month LIBOR USD + 0.600%), 8/25/2036 (b)	5,710,776	3,898,113
CountryWide Alternative Loan Trust, Series 2006-19CB, Class A9, 2.523% (1 Month LIBOR USD + 0.700%), 8/25/2036 (b)	3,077,240	2,238,655
CountryWide Alternative Loan Trust, Series 2006-26CB, Class A15, 6.000% (1 Month LIBOR USD + 0.550%), 9/25/2036 (b)	871,107	712,296
CountryWide Alternative Loan Trust, Series 2006-29T1, Class 2A13, 2.123% (1 Month LIBOR USD + 0.300%), 10/25/2036 (b)	2,640,427	1,823,777
CountryWide Alternative Loan Trust, Series 2006-27CB, Class A4, 6.000%, 11/25/2036	947,486	869,714
CountryWide Alternative Loan Trust, Series 2006-36T2, Class 1A4, 5.750%, 12/25/2036	9,156,603	6,317,571
CountryWide Alternative Loan Trust, Series 2006-40T1, Class 1A5, 6.000%, 1/25/2037	871,505	780,910
CountryWide Alternative Loan Trust, Series 2006-J8, Class A2, 6.000%, 2/25/2037	2,693,017	1,950,657
CountryWide Alternative Loan Trust, Series 2006-OA1, Class 1X, 1.031%, 3/20/2046 (k)	19,105,622	825,439
CountryWide Alternative Loan Trust, Series 2006-OA7, Class 1X, 0.561%, 6/25/2046 (i)(k)	25,798,089	583,192
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XNB, 0.380%, 8/25/2046 (i)(k)	37,648,974	1,935,044

[852111.PARTF]10

CountryWide Alternative Loan Trust, Series 2006-OA10, Class XPP, 0.567%, 8/25/2046 (i)(k)	23,072,249	822,295
CountryWide Alternative Loan Trust, Series 2006-OA17, Class 2A1, 2.655% (11th District Cost of Funds Index + 1.500%), 12/20/2046 (b)	2,435,061	2,139,454
CountryWide Alternative Loan Trust, Series 2007-OA3, Class 1A1, 1.963% (1 Month LIBOR USD + 0.140%), 4/25/2047 (b)	6,167,419	6,012,857
CountryWide Alternative Loan Trust, Series 2007-HY7C, Class A4, 2.053% (1 Month LIBOR USD + 0.230%), 8/25/2047 (b)	1,030,881	979,493
CountryWide Alternative Loan Trust, Series 2007-20, Class A1, 2.323% (1 Month LIBOR USD + 0.500%), 8/25/2047 (b)	4,640,604	2,727,552
CountryWide Alternative Loan Trust, Series 2007-OA10, Class X, 2.000%, 9/25/2047 (i)(k)	3,817,976	311,925
CountryWide Alternative Loan Trust Resecuritization, Series 2005-59R, Class A, 0.826%, 12/20/2035 (a)(e)(i)(k)	22,974,689	1,132,721
CountryWide Alternative Loan Trust Resecuritization, Series 2005-58R, Class A, 1.095%, 12/20/2035 (a)(i)(k)	74,495,804	3,458,021
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1X, 0.825%, 2/25/2035 (i)(k)	22,851,084	687,406
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2X, 1.177%, 2/25/2035 (i)(k)	38,164,706	1,203,181
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A3, 2.563% (1 Month LIBOR USD + 0.740%), 2/25/2035 (b)	2,400,645	2,343,300
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Class 3X, 0.857%, 3/25/2035 (e)(i)(k)	1,656,298	61,700
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2X, 1.416%, 3/25/2035 (i)(k)	15,030,918	577,037
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-1, Class 1X, 1.797%, 3/25/2035 (e)(i)(k)	6,689,179	470,089
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 1A1, 2.463% (1 Month LIBOR USD + 0.640%), 3/25/2035 (b)	1,301,096	1,240,726
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Clas 3A2, 3.003%, 3/25/2035 (i)	6,066,925	5,698,123
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 4X, 1.369%, 4/25/2035 (i)(k)	13,492,265	295,575
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1X, 1.337%, 5/25/2035 (e)(i)(k)	57,204,661	2,042,721
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-8, Class 1A1, 6.000%, 5/25/2036	2,697,712	2,538,628
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-12, Class X, 0.181%, 7/25/2036 (i)(k)	40,973,636	269,975
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-4, Class 1A1, 6.000%, 5/25/2037	1,687,258	1,373,838
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-7, Class A3, 5.750%, 6/25/2037	1,160,716	1,009,812
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-J2, Class 2A1, 2.473% (1 Month LIBOR USD + 0.650%), 7/25/2037 (b)	6,301,836	2,628,326
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-8, Class 1A12, 5.875%, 1/25/2038	4,038,474	3,369,957
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 4A2, 2.173% (1 Month LIBOR USD + 0.350%), 10/25/2035 (b)	1,429,314	1,277,464
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.500%, 11/25/2035	3,593,819	3,128,912
Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 6A8, 5.750%, 3/25/2036	1,901,595	1,710,447
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A2, 3.547%, 8/26/2058 (a)	15,000,000	14,513,685
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A1, 3.830%, 8/26/2058 (a)	24,269,738	24,485,884
Credit Suisse Mortgage Trust, Series 2015-6R, Class 1A2, 4.389%, 7/27/2035 (a)(i)	6,827,509	5,594,215
Credit Suisse Mortgage Trust, Series 2010-20R, Class 5A4, 3.500%, 9/27/2035 (a)(i)	7,025,990	7,220,638
Credit Suisse Mortgage Trust, Series 2014-3R, Class 1A1, 2.468% (1 Month LIBOR USD + 0.450%), 3/27/2036 (a)(b)	4,177,865	4,147,696
Credit Suisse Mortgage Trust, Series 2011-5R, Class 6A, 3.891%, 11/30/2037 (a)(i)	14,927,925	12,745,731
CSMC Mortgage-Backed Trust, Series 2006-4, Class 1A1, 2.523% (1 Month LIBOR USD + 0.700%), 5/25/2036 (b)	2,447,868	1,655,880
CSMC Mortgage-Backed Trust, Series 2006-4, Class 1A3, 6.000%, 5/25/2036	1,600,028	1,440,133
CSMC Mortgage-Backed Trust, Series 2006-9, Class 2A1, 5.500%, 11/25/2036	737,900	673,734
CSMC Trust, Series 2019-AFC1, Class A1, 2.573%, 8/25/2049 (a)(n)	4,822,133	4,847,487
CSMC Trust, Series 2019-AFC1, Class A3, 2.877%, 8/25/2049 (a)(n)	5,271,063	5,293,982
CSMC Trust, Series 2019-AFC1, Class M1, 3.061%, 8/25/2049 (a)(i)	11,155,839	11,258,383
CSMC Trust, Series 2019-AFC1, Class B1, 4.065%, 8/25/2049 (a)(i)	6,465,143	6,526,924
CSMC Trust, Series 2018-RPL3, 3.421%, 7/25/2050 (a)(e)	14,865,120	13,685,677
CSMC Trust, Series 2018-RPL8, Class A2, 4.203%, 7/25/2058 (a)(i)	17,000,000	17,283,815
CSMC Trust, Series 2019-RPL2, Class A1, 4.340%, 11/25/2058 (a)	19,135,321	19,260,658
CSMC Trust, Series 2018-RPL2, Class A2, 4.311%, 8/25/2062 (a)(i)	24,800,000	25,613,167
CSMCM Trust, Series 2018-RPL1, Class CERT, 3.213%, 7/25/2057 (a)(e)	18,128,626	15,675,950
CSMCM Trust, Series 2018-SP3, Class CERT, 3.639%, 9/25/2058 (a)	20,459,813	20,022,178
CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 4P1A, 2.234% (1 Month LIBOR USD + 0.320%), 3/15/2034 (a)(b)	2,629,932	2,619,126
CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 5A1A, 2.144% (1 Month LIBOR USD + 0.230%), 4/15/2035 (a)(b)	9,094,864	8,933,166
CWHEQ Revolving Home Equity Loan Trust, Series 2006-C, Class 1A, 2.094% (1 Month LIBOR USD + 0.180%), 5/15/2036 (b)	22,031,759	21,754,048
Deephaven Residential Mortgage Trust, Series 2017-1A, Class M1, 4.498%, 12/26/2046 (a)(i)	3,250,000	3,286,280
Deephaven Residential Mortgage Trust, Series 2017-2A, Class A3, 2.708%, 6/25/2047 (a)(i)	1,130,740	1,153,505
Deephaven Residential Mortgage Trust, Series 2017-2A, Class M1, 3.897%, 6/25/2047 (a)(i)	5,077,154	5,160,612
Deephaven Residential Mortgage Trust, Series 2017-2A, Class B1, 5.269%, 6/25/2047 (a)(i)	6,050,570	6,072,558
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577%, 10/25/2047 (a)(i)	1,563,912	1,578,254
Deephaven Residential Mortgage Trust, Series 2017-3A, Class M1, 3.511%, 10/25/2047 (a)(i)	3,830,165	3,865,215
Deephaven Residential Mortgage Trust, Series 2017-3A, Class B1, 4.814%, 10/25/2047 (a)(i)	1,729,894	1,751,957
Deephaven Residential Mortgage Trust, Series 2018-1A, Class B1, 4.340%, 12/25/2057 (a)(i)	5,400,000	5,361,449
Deephaven Residential Mortgage Trust, Series 2018-2A, Class M1, 4.375%, 4/25/2058 (a)(i)	2,628,524	2,657,879
Deephaven Residential Mortgage Trust, Series 2018-2A, Class B1, 4.776%, 4/25/2058 (a)(i)	3,178,762	3,171,912
Deephaven Residential Mortgage Trust, Series 2018-4A, Class B2, 6.125%, 10/25/2058 (a)(i)	6,710,000	6,803,651
Deephaven Residential Mortgage Trust, Series 2019-1A, Class A2, 3.897%, 1/25/2059 (a)(i)	805,265	814,169
Deephaven Residential Mortgage Trust, Series 2019-1A, Class B1, 5.252%, 1/25/2059 (a)(i)	7,162,000	7,154,473
Deephaven Residential Mortgage Trust, Series 2019-1A, Class B2, 6.037%, 1/25/2059 (a)(i)	5,500,000	5,515,565
Deephaven Residential Mortgage Trust, Series 2019-2A, Class A1, 3.558%, 4/25/2059 (a)(i)	7,871,908	7,999,212
Deephaven Residential Mortgage Trust, Series 2019-3A, Class B1, 4.258%, 7/25/2059 (a)(i)	3,000,000	3,112,521
Deustche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A7, 5.500%, 11/25/2035	413,813	351,117
Deutchse Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR2, Class A4, 1.958% (1 Month LIBOR USD + 0.135%), 3/25/2037 (b)	1,295,554	1,263,054
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-2, Class 1A5, 2.323% (1 Month LIBOR USD + 0.500%), 4/25/2035 (b)	605,705	591,274
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 2.133% (1 Month LIBOR USD + 0.310%), 8/25/2035 (b)	3,567,822	3,290,952
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR2, Class 2A1, 4.036%, 10/25/2035 (i)	6,691,941	6,346,497
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A4, 5.500%, 11/25/2035	2,747,731	2,409,029
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 1A4, 5.500%, 12/25/2035	697,835	700,201

[852111.PARTF]11

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 4.134%, 2/25/2036 (i)	851,234	784,646
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR3, Class A2, 1.943% (1 Month LIBOR USD + 0.120%), 8/25/2036 (b)	2,383,674	2,332,415
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4, Class A2, 2.013% (1 Month LIBOR USD + 0.190%), 12/25/2036 (b)(j)	20,174,397	12,549,140
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR6, Class A4, 1.993% (1 Month LIBOR USD + 0.170%), 2/25/2037 (b)	1,305,828	1,290,903
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR6, Class A6, 2.013% (1 Month LIBOR USD + 0.190%), 2/25/2037 (b)	2,439,479	2,257,826
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR2, Class A1, 1.973% (1 Month LIBOR USD + 0.150%), 3/25/2037 (b)	13,417,184	12,890,371
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-BAR1, Class A3, 1.983% (1 Month LIBOR USD + 0.160%), 3/25/2037 (b)(j)	21,198,108	14,652,344
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-BAR1, Class A4, 2.063% (1 Month LIBOR USD + 0.240%), 3/25/2037 (b)	74,705,946	9,773,928
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AB1, Class PO, 0.000%, 4/25/2037 (d)	847,809	612,549
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AB1, Class A1, 2.123% (1 Month LIBOR USD + 0.300%), 4/25/2037 (b)	18,895,772	12,635,262
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR3, Class 2A5, 2.023% (1 Month LIBOR USD + 0.200%), 6/25/2037 (b)	19,410,920	18,004,017
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR3, Class 2A4, 2.173% (1 Month LIBOR USD + 0.350%), 6/25/2037 (b)	27,495,452	25,453,860
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A2, 2.003% (1 Month LIBOR USD + 0.180%), 1/25/2047 (b)	664,916	617,458
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA1, Class A1, 1.973% (1 Month LIBOR USD + 0.150%), 2/25/2047 (b)	9,479,866	7,988,114
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-OA1, Class A1, 2.023% (1 Month LIBOR USD + 0.200%), 2/25/2047 (b)	10,215,444	10,005,660
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1B, 1.953% (1 Month LIBOR USD + 0.130%), 8/25/2047 (b)	9,567,533	9,196,475
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1A, 2.013% (1 Month LIBOR USD + 0.190%), 8/25/2047 (b)	10,521,574	10,335,542
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5, Class A1A, 2.023% (1 Month LIBOR USD + 0.200%), 8/25/2047 (b)	2,195,279	2,105,777
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 2A1, 2.023% (1 Month LIBOR USD + 0.200%), 8/25/2047 (b)(j)	18,042,899	17,600,956
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class A4, 2.033% (1 Month LIBOR USD + 0.210%), 8/25/2047 (b)	29,928,592	29,370,843
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A2D, 5.720%, 2/25/2036 (i)	6,142,991	6,249,584
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.199%, 6/25/2036 (i)	619,343	618,910
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A5B, 5.199%, 6/25/2036 (n)	602,975	587,637
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A8, 5.199%, 6/25/2036 (i)	5,139,571	5,089,245
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.199%, 6/25/2036 (i)	869,497	866,712
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A2, 5.199%, 6/25/2036 (i)	2,755,614	2,748,782
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A1, 6.250%, 7/25/2036 (i)	329,419	311,653
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B, 6.300%, 7/25/2036 (n)	319,355	300,342
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A2, 6.420%, 7/25/2036 (i)	3,292,080	3,112,833
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A4B, 6.000%, 10/25/2036 (n)	9,744,080	9,577,505
Deutsche Mortgage Securities, Inc. Re-REMIC Trust, Series 2007-WM1, Class A1, 1.571%, 6/27/2037 (a)(i)(j)	22,397,725	23,988,143
DSLA Mortgage Loan Trust, Series 2005-AR2, Class C, 0.000%, 3/19/2045	1	502,015
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 1A1A, 2.036% (1 Month LIBOR USD + 0.190%), 10/19/2036 (b)	17,270,430	15,539,725
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A, 2.046% (1 Month LIBOR USD + 0.200%), 10/19/2036 (b)	27,158,282	24,871,690
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 1A1A, 1.986% (1 Month LIBOR USD + 0.140%), 3/19/2037 (b)(j)	51,454,514	48,423,586
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A, 1.986% (1 Month LIBOR USD + 0.140%), 3/19/2037 (b)(j)	38,283,869	36,685,709
DSLA Mortgage Loan Trust, Series 2004-AR1, Class X2, 1.171%, 9/19/2044 (i)(k)	28,506,446	956,933
DSLA Mortgage Loan Trust, Series 2004-AR1, Class A2A, 2.666% (1 Month LIBOR USD + 0.820%), 9/19/2044 (b)	1,441,818	1,433,198
DSLA Mortgage Loan Trust, Series 2004-AR4, Class X2, 1.143%, 1/19/2045 (e)(i)(k)	26,019,279	393,802
DSLA Mortgage Loan Trust, Series 2005-AR1, Class C, 0.000%, 2/19/2045	1,000,000	9,481
DSLA Mortgage Loan Trust, Series 2005-AR1, Class X2, 1.387%, 3/19/2045 (i)(k)	47,935,996	1,205,542
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 1A, 2.386% (1 Month LIBOR USD + 0.540%), 3/19/2045 (b)(j)	29,650,825	28,891,141
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 2.056% (1 Month LIBOR USD + 0.210%), 6/19/2045 (b)	6,643,504	6,618,471
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1C, 2.066% (1 Month LIBOR USD + 0.220%), 6/19/2045 (b)	4,535,673	4,434,292
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 2.106% (1 Month LIBOR USD + 0.260%), 8/19/2045 (b)	286,343	256,544
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, 2.106% (1 Month LIBOR USD + 0.260%), 8/19/2045 (b)	2,230,390	2,218,854
DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 2.176% (1 Month LIBOR USD + 0.330%), 9/19/2045 (b)	12,974,109	11,112,817
DSLA Mortgage Loan Trust, Series 2006-AR1, Class 1A1A, 3.310% (12 Month US Treasury Average + 0.920%), 3/19/2046 (b)	19,352,510	18,495,426
Ellington Financial Mortgage Trust, Series 2017-1, Class A1, 2.687%, 10/25/2047 (a)(i)	3,414,280	3,425,062
Ellington Financial Mortgage Trust, Series 2017-1, Class B1, 5.178%, 10/25/2047 (a)(i)	4,560,564	4,530,501
Ellington Financial Mortgage Trust, Series 2018-1, Class AFLA, 2.573% (1 Month LIBOR USD + 0.750%), 10/25/2058 (a)(b)	1,296,937	1,297,728
Ellington Financial Mortgage Trust, Series 2018-1, Class AFLB, 2.723% (1 Month LIBOR USD + 0.900%), 10/25/2058 (a)(b)	10,543,628	10,550,249
Federal Home Loan Mortgage Corp., Series 2014-DN1, Class M3, 6.323% (1 Month LIBOR USD + 4.500%), 2/26/2024 (b)	5,000,000	5,463,510
Federal Home Loan Mortgage Corp., Series 2015-DN1, Class M3, 5.973% (1 Month LIBOR USD + 4.150%), 1/27/2025 (b)	2,989,966	3,099,028
Federal Home Loan Mortgage Corp., Series 2015-HQ1, Class M3, 5.623% (1 Month LIBOR USD + 3.800%), 3/25/2025 (b)	1,246,889	1,282,081
Federal Home Loan Mortgage Corp., Series 2015-HQA1, Class M2, 4.473% (1 Month LIBOR USD + 2.650%), 3/27/2028 (b)	331,783	333,104
Federal Home Loan Mortgage Corp., Series 2015-HQA1, Class M3, 6.523% (1 Month LIBOR USD + 4.700%), 3/27/2028 (b)	6,000,000	6,364,512
Federal Home Loan Mortgage Corp., Series 2015-DNA3, Class M3, 6.523% (1 Month LIBOR USD + 4.700%), 4/25/2028 (b)	6,700,000	7,392,793
Federal Home Loan Mortgage Corp., Series 2015-HQA2, Class M2, 4.623% (1 Month LIBOR USD + 2.800%), 5/25/2028 (b)	698,633	703,421
Federal Home Loan Mortgage Corp., Series 2016-HQA1, Class M2, 4.573% (1 Month LIBOR USD + 2.750%), 9/25/2028 (b)	704,740	708,166
Federal Home Loan Mortgage Corp., Series 2016-DNA2, Class M3, 6.473% (1 Month LIBOR USD + 4.650%), 10/25/2028 (b)	6,413,988	6,863,397
Federal Home Loan Mortgage Corp., Series 2016-HQA2, Class M3, 6.973% (1 Month LIBOR USD + 5.150%), 11/27/2028 (b)	2,500,000	2,734,778
Federal Home Loan Mortgage Corp., Series 2016-HQA3, Class M3, 5.673% (1 Month LIBOR USD + 3.850%), 3/26/2029 (b)	3,900,000	4,125,709
Federal Home Loan Mortgage Corp., Series 2017-DNA3, Class M2, 4.323% (1 Month LIBOR USD + 2.500%), 3/25/2030 (b)	10,750,000	10,958,260
Federal Home Loan Mortgage Corp., Series 2017-HQA3, Class M2, 4.173% (1 Month LIBOR USD + 2.350%), 4/25/2030 (b)	3,000,000	3,042,237
Federal Home Loan Mortgage Corp., Series 2017-SC02, Class M1, 3.841%, 5/25/2047 (a)(i)	5,682,940	5,866,130
Federal Home Loan Mortgage Corp., Series 2019-DNA1, Class M1, 2.723% (1 Month LIBOR USD + 0.900%), 1/25/2049 (a)(b)	2,343,673	2,348,149
Federal National Mortgage Association, Series 2014-C04, Class 2M2, 6.823% (1 Month LIBOR USD + 5.000%), 11/25/2024 (b)	2,643,727	2,818,853
Federal National Mortgage Association, Series 2015-C01, Class 1M2, 6.123% (1 Month LIBOR USD + 4.300%), 2/25/2025 (b)	1,182,189	1,250,868
Federal National Mortgage Association, Series 2015-C03, Class 1M2, 6.823% (1 Month LIBOR USD + 5.000%), 7/25/2025 (b)	2,457,634	2,656,899
Federal National Mortgage Association, Series 2015-C03, Class 2M2, 6.823% (1 Month LIBOR USD + 5.000%), 7/25/2025 (b)	3,426,243	3,635,357
Federal National Mortgage Association, Series 2015-C04, Class 2M2, 7.373% (1 Month LIBOR USD + 5.550%), 4/25/2028 (b)	12,568,573	13,399,745

[852111.PARTF]12

Federal National Mortgage Association, Series 2016-C01, Class 1M2, 8.573% (1 Month LIBOR USD + 6.750%), 8/25/2028 (b)	11,568,790	12,789,528
Federal National Mortgage Association, Series 2016-C01, Class M2M, 8.773% (1 Month LIBOR USD + 6.950%), 8/25/2028 (b)	11,629,937	12,560,925
Federal National Mortgage Association, Series 2016-C04, Class 1M1, 3.273% (1 Month LIBOR USD + 1.450%), 1/25/2029 (b)	441,674	442,617
Federal National Mortgage Association, Series 2016-C05, Class 2M2, 6.273% (1 Month LIBOR USD + 4.450%), 1/25/2029 (b)	15,275,094	16,014,088
Federal National Mortgage Association, Series 2016-C06, Class 1M1, 3.123% (1 Month LIBOR USD + 1.300%), 4/25/2029 (b)	1,902,299	1,908,341
Federal National Mortgage Association, Series 2016-C07, Class 2M2, 6.173% (1 Month LIBOR USD + 4.350%), 5/25/2029 (b)	10,617,503	11,155,673
Federal National Mortgage Association, Series 2017-C02, Class 2M1, 2.973% (1 Month LIBOR USD + 1.150%), 9/25/2029 (b)	508,408	509,124
Federal National Mortgage Association, Series 2017-C02, Class 2M2, 5.473% (1 Month LIBOR USD + 3.650%), 9/25/2029 (b)	1,150,000	1,206,638
Federal National Mortgage Association, Series 2017-C03, Class 1M2, 4.823% (1 Month LIBOR USD + 3.000%), 10/25/2029 (b)	8,500,000	8,841,454
Federal National Mortgage Association, Series 2017-C04, Class 2M1, 2.673% (1 Month LIBOR USD + 0.850%), 11/26/2029 (b)	1,024,068	1,025,752
Federal National Mortgage Association, Series 2017-C04, Class 2M2, 4.673% (1 Month LIBOR USD + 2.850%), 11/26/2029 (b)	5,900,000	6,071,218
Federal National Mortgage Association, Series 2017-C07, Class 1M2, 4.223% (1 Month LIBOR USD + 2.400%), 5/28/2030 (b)	5,000,000	5,080,955
Federal National Mortgage Association, Series 2017-C07, Class 2M2, 4.323% (1 Month LIBOR USD + 2.500%), 5/28/2030 (b)	4,750,000	4,813,151
Federal National Mortgage Association, Series 2018-C02, Class 2M1, 2.473% (1 Month LIBOR USD + 0.650%), 8/26/2030 (b)	803,229	804,229
Federal National Mortgage Association, Series 2018-C04, Class 2M2, 4.373% (1 Month LIBOR USD + 2.550%), 12/26/2030 (b)	7,000,000	7,103,299
Federal National Mortgage Association, Series 2018-C06, Class 2B1, 5.923% (1 Month LIBOR USD + 4.100%), 3/25/2031 (b)	2,700,000	2,859,597
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 3A1, 3.849%, 11/25/2035 (i)	2,327,150	2,162,213
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	11,235	10,124
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A8, 2.323% (1 Month LIBOR USD + 0.500%), 4/25/2036 (b)	4,947,585	2,950,972
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A12, 6.000%, 4/25/2036	292,920	245,189
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA2, Class 2A1, 3.661%, 5/25/2036 (i)	752,649	702,953
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A13, 6.000%, 7/25/2036	1,886,232	1,502,170
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A2, 6.000%, 7/25/2036	1,833,363	1,460,066
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A3, 6.000%, 7/25/2036	9,759,392	8,193,946
First Horizon Alternative Mortgage Securities Trust, Series 2007-FA5, Class A9, 7.000%, 11/25/2037	11,747,789	7,886,174
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 4A3, 4.593%, 9/25/2035 (i)	97,254	92,594
Flagstar Mortgage Trust, Series 2017-2, Class A13, 3.500%, 10/25/2047 (a)(i)	13,480,186	13,710,724
Flagstar Mortgage Trust, Series 2018-6RR, Class 1A2, 2.523% (1 Month LIBOR USD + 0.700%), 10/25/2048 (a)(b)	3,437,703	3,443,509
FNBA Mortgage Loan Trust, Series 2004-AR1, Class A3, 2.326% (1 Month LIBOR USD + 0.480%), 8/19/2034 (b)	3,698	3,701
FWDSecuritization Trust, Series 2019-INV1, Class A3, 3.110%, 6/25/2049 (a)(i)	5,631,251	5,682,720
Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.500%, 7/25/2056 (a)(i)	10,508,118	10,745,402
Galton Funding Mortgage Trust, Series 2019-2, Class A32, 0.000%, 6/25/2059 (a)(i)	14,751,562	14,843,760
GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 11/25/2068 (a)(i)	4,893,564	4,898,389
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 4.031%, 9/19/2035 (i)	209,042	202,735
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 4.181%, 4/19/2036 (i)	1,240,300	1,172,197
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1, 2.003% (1 Month LIBOR USD + 0.180%), 1/25/2037 (b)	13,656,951	13,059,050
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2, 1.983% (1 Month LIBOR USD + 0.160%), 2/25/2037 (b)	1,447,918	1,460,177
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A3, 2.053% (1 Month LIBOR USD + 0.230%), 2/25/2037 (b)	18,443,566	17,072,065
GreenPoint Mortgage Funding Trust, Series 2007-AR2, Class 2A1, 2.023% (1 Month LIBOR USD + 0.200%), 5/25/2037 (b)	5,690,378	5,650,141
GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 2.043% (1 Month LIBOR USD + 0.220%), 6/25/2037 (b)	4,833,651	4,807,104
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, 2.443% (1 Month LIBOR USD + 0.620%), 10/25/2045 (b)	2,020,071	1,923,998
GreenPoint MTA Trust, Series 2005-AR1, Class X1, 1.948%, 6/25/2045 (e)(i)(k)	12,187,338	520,095
GreenPoint MTA Trust, Series 2005-AR3, Class X1, 1.795%, 8/25/2045 (e)(i)(k)	35,038,966	2,282,403
GS Mortgage-Backed Securities Corp Trust, Series 2019-PJ2, Class A6, 4.000%, 11/25/2049 (a)(i)	21,815,925	22,552,213
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class A6, 3.500%, 3/25/2050 (a)(i)	15,000,000	15,298,470
GS Mortgage-Backed Securities Trust, Series 2019-SL1, Class A2, 2.875%, 1/25/2059 (a)(i)	4,500,000	4,497,125
GSAA Home Equity Trust, Series 2005-14, Class 2A2, 2.073% (1 Month LIBOR USD + 0.250%), 12/25/2035 (b)	1,811,696	1,425,799
GSAA Home Equity Trust, Series 2005-14, Class 2A3, 2.173% (1 Month LIBOR USD + 0.350%), 12/25/2035 (b)	5,274,957	5,019,723
GSAA Home Equity Trust, Series 2005-15, Class 2A2, 2.073% (1 Month LIBOR USD + 0.250%), 1/25/2036 (b)	2,724,791	1,808,390
GSAA Home Equity Trust, Series 2006-10, Class AF2, 5.825%, 6/25/2036 (i)	11,260,819	5,727,174
GSAA Home Equity Trust, Series 2006-16, Class A2, 1.993% (1 Month LIBOR USD + 0.170%), 10/25/2036 (b)	1,814,071	914,098
GSAA Home Equity Trust, Series 2006-18, Class AF3A, 5.772%, 11/25/2036 (i)	8,164,054	4,517,400
GSAA Home Equity Trust, Series 2006-20, Class 1A2, 2.003% (1 Month LIBOR USD + 0.180%), 1/25/2037 (b)	13,909,449	7,816,151
GSAA Home Equity Trust, Series 2006-20, Class A4A, 2.053% (1 Month LIBOR USD + 0.230%), 1/25/2037 (b)	3,637,604	2,470,446
GSAA Home Equity Trust, Series 2007-1, Class 1A2, 1.993% (1 Month LIBOR USD + 0.170%), 2/25/2037 (b)	2,337,505	1,221,690
GSAA Home Equity Trust, Series 2007-4, Class A2, 2.023% (1 Month LIBOR USD + 0.200%), 3/25/2037 (b)	1,535,172	821,905
GSAA Home Equity Trust, Series 2007-2, Class AF4A, 5.983%, 3/25/2037 (n)	2,409,469	1,224,803
GSAA Home Equity Trust, Series 2007-5, Class 2A1A, 1.943% (1 Month LIBOR USD + 0.120%), 5/25/2037 (b)	5,397,111	5,154,688
GSAA Home Equity Trust, Series 2007-5, Class 1F4A, 6.032%, 5/25/2037 (n)	5,987,709	4,007,400
GSAA Home Equity Trust, Series 2007-10, Class A2A, 6.500%, 11/25/2037	2,768,482	2,232,205
GSAA Resecuritization Mortgage Trust, Series 2005-R1, Class 1A1, 2.323% (1 Month LIBOR USD + 0.500%), 4/25/2035 (a)(b)	1,795,955	1,485,912
GSAA Trust, Series 2007-3, Class 1A1A, 1.893% (1 Month LIBOR USD + 0.070%), 3/25/2037 (b)	8,290,378	6,214,119
GSAMP Trust, Series 2007-FM2, Class A2D, 2.063% (1 Month LIBOR USD + 0.240%), 1/25/2037 (b)	24,501,128	17,519,482
GSMSC Resecuritization Trust, Series 2014-3R, Class 1B, 2.198% (1 Month LIBOR USD + 0.180%), 11/26/2036 (a)(b)	9,792,771	6,867,739
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B1, 2.207% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,707,000	5,342,197
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B3, 2.207% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,707,000	4,851,144
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B2, 2.207% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,707,000	5,230,351
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B4, 2.207% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,709,149	3,974,201
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 4.274%, 5/25/2035 (i)	1,472,157	1,501,874
GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 4.931%, 5/25/2035 (i)	2,176,187	2,180,951
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A1, 2.323% (1 Month LIBOR USD + 0.500%), 7/25/2035 (b)	1,091,944	1,086,250
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 4.283%, 10/25/2035 (i)	1,241,113	1,033,924

[852111.PARTF]13

GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	1,592,158	1,413,870
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A4, 6.000%, 2/25/2036	497,354	436,092
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 4.081%, 3/25/2037 (i)	9,108,530	8,409,577
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A7, 6.000%, 3/25/2037	11,760,535	10,403,722
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3, 6.000%, 3/25/2037	541,155	481,112
GSR Mortgage Loan Trust, Series 2007-3F, Class 4A1, 2.123% (1 Month LIBOR USD + 0.300%), 4/25/2037 (b)	6,816,529	3,282,629
HarborView Mortgage Loan Trust, Series 2004-7, Class X1, 0.500%, 11/19/2034 (e)(i)(k)	3,316,880	43,604
HarborView Mortgage Loan Trust, Series 2004-8, Class 2A4A, 2.646% (1 Month LIBOR USD + 0.800%), 11/19/2034 (b)	306,447	302,860
HarborView Mortgage Loan Trust, Series 2004-9, Class 4A2, 2.626% (1 Month LIBOR USD + 0.780%), 12/19/2034 (b)	4,146,722	3,882,891
HarborView Mortgage Loan Trust, Series 2004-11, Class X1, 1.000%, 1/19/2035 (i)(k)	10,242,593	213,066
HarborView Mortgage Loan Trust, Series 2005-1, Class X, 0.806%, 3/19/2035 (e)(i)(k)	12,199,086	706,400
HarborView Mortgage Loan Trust, Series 2005-3, Class X2, 1.283%, 6/19/2035 (i)(k)	91,415,595	3,719,975
HarborView Mortgage Loan Trust, Series 2005-4, Class 3A1, 4.389%, 7/19/2035 (i)	1,343,544	1,291,834
HarborView Mortgage Loan Trust, Series 2005-8, Class 2A2A, 3.890% (12 Month US Treasury Average + 1.500%), 9/19/2035 (b)	2,887,279	2,716,181
HarborView Mortgage Loan Trust, Series 2005-12, Class X2B, 0.055%, 10/19/2035 (i)(k)	13,187,261	538,040
HarborView Mortgage Loan Trust, Series 2005-16, Class 3A1A, 2.346% (1 Month LIBOR USD + 0.500%), 1/19/2036 (b)	1,471,815	1,260,137
HarborView Mortgage Loan Trust, Series 2005-13, Class X, 0.157%, 2/19/2036 (e)(i)(k)	22,917,044	354,183
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 2.026% (1 Month LIBOR USD + 0.180%), 11/19/2036 (b)(j)	29,104,333	28,389,210
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 2.016% (1 Month LIBOR USD + 0.170%), 12/19/2036 (b)	3,697,845	3,432,007
HarborView Mortgage Loan Trust, Series 2006-12, Class 2A2A, 2.036% (1 Month LIBOR USD + 0.190%), 12/19/2036 (b)(j)	42,827,386	42,273,371
HarborView Mortgage Loan Trust, Series 2006-12, Class 2A13, 2.086% (1 Month LIBOR USD + 0.240%), 12/19/2036 (b)	1,702,222	1,604,085
HarborView Mortgage Loan Trust, Series 2006-SB1, Class A1A, 3.240% (12 Month US Treasury Average + 0.850%), 12/19/2036 (b)	10,217,106	9,872,371
HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 1.996% (1 Month LIBOR USD + 0.150%), 2/19/2037 (b)	25,615,135	24,372,980
HarborView Mortgage Loan Trust, Series 2007-1, Class 2A1A, 1.976% (1 Month LIBOR USD + 0.130%), 3/19/2037 (b)	19,056,932	18,419,649
HarborView Mortgage Loan Trust, Series 2007-2, Class 2A1A, 1.983% (1 Month LIBOR USD + 0.160%), 4/25/2037 (b)(j)	24,499,598	22,482,571
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1A, 2.046% (1 Month LIBOR USD + 0.200%), 5/19/2037 (b)(j)	40,058,940	39,262,768
HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, 2.036% (1 Month LIBOR USD + 0.190%), 8/19/2037 (b)	2,737,134	2,716,709
HarborView Mortgage Loan Trust, Series 2007-6, Class 1A1A, 2.046% (1 Month LIBOR USD + 0.200%), 8/19/2037 (b)(j)	26,324,630	24,627,455
HarborView Mortgage Loan Trust, Series 2007-5, Class A1A, 2.036% (1 Month LIBOR USD + 0.190%), 9/19/2037 (b)	7,069,807	6,850,614
HarborView Mortgage Loan Trust, Series 2007-7, Class 1A1, 2.823% (1 Month LIBOR USD + 1.000%), 10/25/2037 (b)	23,740,904	23,035,324
HarborView Mortgage Loan Trust, Series 2005-11, Class X, 1.060%, 8/19/2045 (e)(i)(k)	16,908,525	571,288
HarborView Mortgage Loan Trust, Series 2005-15, Class 2A11, 2.116% (1 Month LIBOR USD + 0.270%), 10/20/2045 (b)	3,808,324	3,798,110
HarborView Mortgage Loan Trust, Series 2005-15, Class 3A11, 4.390% (12 Month US Treasury Average + 2.000%), 10/20/2045 (b)	5,904,752	5,925,737
HarborView Mortgage Loan Trust, Series 2006-4, Class X1, 1.388%, 5/19/2046 (i)(k)	9,934,050	590,182
HarborView Mortgage Loan Trust, Series 2006-13, Class A, 2.026% (1 Month LIBOR USD + 0.180%), 11/19/2046 (b)	9,406,712	8,805,661
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV2, 1.983% (1 Month LIBOR USD + 0.160%), 4/25/2037 (b)	6,670	6,707
Home Partners of America Trust, Series 2017-1, Class A, 2.706% (1 Month LIBOR USD + 0.817%), 7/19/2034 (a)(b)	2,723,318	2,724,996
Home Partners of America Trust, Series 2017-1, Class C, 3.439% (1 Month LIBOR USD + 1.550%), 7/19/2034 (a)(b)	2,822,453	2,829,512
Home Partners of America Trust, Series 2017-1, Class D, 3.789% (1 Month LIBOR USD + 1.900%), 7/19/2034 (a)(b)	2,822,453	2,830,988
Home Partners of America Trust, Series 2018-1, Class F, 4.239% (1 Month LIBOR USD + 2.350%), 7/17/2037 (a)(b)	3,000,000	2,976,453
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 2.073% (1 Month LIBOR USD + 0.250%), 3/25/2035 (b)	9,008,037	8,297,753
HomeBanc Mortgage Trust, Series 2005-1, Class A2, 2.133% (1 Month LIBOR USD + 0.310%), 3/25/2035 (b)	358,087	323,171
HomeBanc Mortgage Trust, Series 2005-3, Class A1, 2.063% (1 Month LIBOR USD + 0.240%), 7/25/2035 (b)(j)	2,445,909	2,460,127
HomeBanc Mortgage Trust, Series 2005-4, Class A2, 2.153% (1 Month LIBOR USD + 0.330%), 10/25/2035 (b)	1,034,937	1,039,202
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 2.083% (1 Month LIBOR USD + 0.260%), 1/25/2036 (b)	4,929,332	4,929,145
HomeBanc Mortgage Trust, Series 2006-2, Class A1, 2.003% (1 Month LIBOR USD + 0.180%), 12/25/2036 (b)	935,051	932,629
HomeBanc Mortgage Trust, Series 2006-2, Class A2, 2.043% (1 Month LIBOR USD + 0.220%), 12/25/2036 (b)	2,336,154	2,339,642
HomeBanc Mortgage Trust, Series 2006-1, Class 3A2, 4.144%, 4/25/2037 (i)	7,724,552	7,224,912
Homeward Opportunities Fund I Trust, Series 2018-1, Class A1, 3.766%, 6/25/2048 (a)(i)	2,009,074	2,045,888
Homeward Opportunities Fund I Trust, Series 2018-1, Class A3, 3.999%, 6/25/2048 (a)(i)	803,629	812,931
Homeward Opportunities Fund I Trust, Series 2018-1, Class B1, 5.295%, 6/25/2048 (a)(i)	3,964,213	3,927,144
Homeward Opportunities Fund I Trust, Series 2019-1, Class A2, 3.556%, 1/25/2059 (a)(i)	17,820,777	18,093,631
Homeward Opportunities Fund I Trust, Series 2019-1, Class M1, 3.951%, 1/25/2059 (a)(i)	14,500,000	14,629,558
Homeward Opportunities Fund I Trust, Series 2019-2, Class A3, 3.007%, 9/25/2059 (a)(i)	14,742,652	14,815,761
HSI Asset Loan Obligation Trust, Series 2007-AR1, Class 2A1, 4.351%, 1/25/2037 (i)	943,593	871,398
IMPAC CMB Trust, Series 2004-4, Class 1A1, 2.463% (1 Month LIBOR USD + 0.640%), 9/25/2034 (b)	3,467,449	3,469,651
IMPAC CMB Trust, Series 2004-6, Class 1A2, 2.603% (1 Month LIBOR USD + 0.780%), 10/25/2034 (b)	3,616,696	3,613,141
IMPAC CMB Trust, Series 2004-10, Class 3A1, 2.523% (1 Month LIBOR USD + 0.700%), 3/25/2035 (b)	528,914	509,700
IMPAC CMB Trust, Series 2005-3, Class A3, 2.183% (1 Month LIBOR USD + 0.360%), 8/25/2035 (b)	9,341,720	9,112,026
IMPAC CMB Trust, Series 2005-3, Class A1, 2.303% (1 Month LIBOR USD + 0.480%), 8/25/2035 (b)	10,227,427	9,897,542
IMPAC CMB Trust, Series 2005-6, Class 1A2, 2.103% (1 Month LIBOR USD + 0.280%), 10/25/2035 (b)	3,216,427	3,169,416
IMPAC CMB Trust, Series 2005-6, Class 1A1, 2.323% (1 Month LIBOR USD + 0.500%), 10/25/2035 (b)	30,256,053	30,045,653
IMPAC CMB Trust, Series 2005-7, Class A2, 2.103% (1 Month LIBOR USD + 0.280%), 11/25/2035 (b)	3,177,300	2,958,473
IMPAC CMB Trust, Series 2005-7, Class A1, 2.343% (1 Month LIBOR USD + 0.520%), 11/25/2035 (b)(j)	26,585,568	25,620,964
IMPAC CMB Trust, Series 2007-A, Class A, 2.323% (1 Month LIBOR USD + 0.500%), 5/25/2037 (a)(b)	1,794,546	1,791,799
IMPAC Secured Assets CMN Owner Trust, Series 2005-2, Class A2D, 2.253% (1 Month LIBOR USD + 0.430%), 3/25/2036 (b)	1,132,994	997,676
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2B, 1.993% (1 Month LIBOR USD + 0.170%), 8/25/2036 (b)	11,966,120	10,444,616
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2C, 2.103% (1 Month LIBOR USD + 0.280%), 8/25/2036 (b)	5,412,429	4,687,298
IMPAC Secured Assets Trust, Series 2006-3, Class A1, 1.993% (1 Month LIBOR USD + 0.170%), 11/25/2036 (b)	13,284,517	12,760,350
IMPAC Secured Assets Trust, Series 2006-3, Class A7, 2.093% (1 Month LIBOR USD + 0.270%), 11/25/2036 (b)	17,338,206	13,545,734
IMPAC Secured Assets Trust, Series 2006-4, Class A1, 2.013% (1 Month LIBOR USD + 0.190%), 1/25/2037 (b)	12,428,478	10,658,874
IMPAC Secured Assets Trust, Series 2006-4, Class A2C, 2.083% (1 Month LIBOR USD + 0.260%), 1/25/2037 (b)	31,236,474	28,591,432

[852111.PARTF]14

IMPAC Secured Assets Trust, Series 2007-1, Class A2, 1.983% (1 Month LIBOR USD + 0.160%), 3/25/2037 (b)	3,852,409	3,631,022
IMPAC Secured Assets Trust, Series 2007-2, Class 1A1C, 2.203% (1 Month LIBOR USD + 0.380%), 5/25/2037 (b)	9,113,497	8,061,280
IndyMac Index Mortgage Loan Trust, Series 2004-AR2, Class AX2, 3.884%, 6/25/2034 (e)(i)(k)	17,788,087	10,387,941
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 2.623% (1 Month LIBOR USD + 0.800%), 11/25/2034 (b)	716,688	696,361
IndyMac Index Mortgage Loan Trust, Series 2004-AR14, Class 1A1B, 2.683% (1 Month LIBOR USD + 0.860%), 1/25/2035 (b)	702	7
IndyMac Index Mortgage Loan Trust, Series 2005-AR2, Class AX2, 1.201%, 2/25/2035 (e)(i)(k)	19,108,124	827,076
IndyMac Index Mortgage Loan Trust, Series 2005-AR4, Class AX2, 1.132%, 3/25/2035 (e)(i)(k)	24,648,169	1,097,608
IndyMac Index Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.303% (1 Month LIBOR USD + 0.480%), 4/25/2035 (b)	2,417,049	2,346,570
IndyMac Index Mortgage Loan Trust, Series 2005-AR8, Class AX2, 1.467%, 5/25/2035 (i)(k)	3,853,413	125,456
IndyMac Index Mortgage Loan Trust, Series 2005-AR8, Class 2A1A, 2.283% (1 Month LIBOR USD + 0.460%), 5/25/2035 (b)	3,667,644	3,525,978
IndyMac Index Mortgage Loan Trust, Series 2005-AR5, Class 2A1, 3.874%, 5/25/2035 (i)	1,608,129	1,559,031
IndyMac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1, 4.207%, 6/25/2035 (i)	2,033,785	1,981,747
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class AX2, 1.435%, 7/25/2035 (i)(k)	33,518,205	895,003
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2X, 1.168%, 8/25/2035 (i)(k)	35,108,624	1,483,199
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 2.123% (1 Month LIBOR USD + 0.300%), 8/25/2035 (b)	6,918,827	6,653,524
IndyMac Index Mortgage Loan Trust, Series 2005-AR13, Class 1A1, 4.027%, 8/25/2035 (i)	3,179,893	2,763,763
IndyMac Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3, 3.731%, 6/25/2036 (i)	941,291	932,282
IndyMac Index Mortgage Loan Trust, Series 2006-AR15, Class A2, 2.033% (1 Month LIBOR USD + 0.210%), 7/25/2036 (b)	5,980,115	5,670,214
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 3.719%, 7/25/2036 (i)	4,961,042	4,519,976
IndyMac Index Mortgage Loan Trust, Series 2006-AR19, Class 5A2, 3.904%, 8/25/2036 (i)	11,595,012	11,036,723
IndyMac Index Mortgage Loan Trust, Series 2006-AR19, Class 3A1, 3.921%, 8/25/2036 (i)	15,150,089	14,336,165
IndyMac Index Mortgage Loan Trust, Series 2006-AR25, Class 5A1, 3.677%, 9/25/2036 (i)	8,046,671	7,450,582
IndyMac Index Mortgage Loan Trust, Series 2005-AR18, Class 1X, 1.310%, 10/25/2036 (i)(k)	71,169,075	4,457,746
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2, 2.023% (1 Month LIBOR USD + 0.200%), 10/25/2036 (b)	5,598,232	5,437,580
IndyMac Index Mortgage Loan Trust, Series 2006-AR31, Class A3, 3.734%, 11/25/2036 (i)	4,436,359	4,459,774
IndyMac Index Mortgage Loan Trust, Series 2006-AR35, Class 2A1A, 1.993% (1 Month LIBOR USD + 0.170%), 1/25/2037 (b)	2,924,874	2,843,170
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 3A1, 3.481%, 3/25/2037 (i)	1,663,391	1,566,651
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.692%, 6/25/2037 (i)	7,261,554	6,399,288
IndyMac Index Mortgage Loan Trust, Series 2007-AR9, Class 2A1, 3.935%, 6/25/2037 (i)	4,721,557	3,766,575
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A1, 4.388%, 6/25/2037 (i)	962,696	942,015
IndyMac Index Mortgage Loan Trust, Series 2007-FLX4, Class 2A1, 2.003% (1 Month LIBOR USD + 0.180%), 7/25/2037 (b)	10,414,441	10,081,533
IndyMac Index Mortgage Loan Trust, Series 2007-FLX4, Class 1A1, 2.023% (1 Month LIBOR USD + 0.200%), 7/25/2037 (b)(j)	20,172,044	19,176,493
IndyMac Index Mortgage Loan Trust, Series 2007-AR13, Class 4A1, 3.527%, 7/25/2037 (i)	4,545,033	3,844,871
IndyMac Index Mortgage Loan Trust, Series 2007-FLX5, Class 2A1, 2.003% (1 Month LIBOR USD + 0.180%), 8/25/2037 (b)	5,735,106	5,662,660
IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class AX, 1.598%, 7/25/2045 (e)(i)(k)	25,382,428	1,180,892
IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 1A1A, 2.043% (1 Month LIBOR USD + 0.220%), 4/25/2046 (b)	17,988,952	17,168,242
IndyMac Index Mortgage Loan Trust, Series 2006-AR4, Class A2A, 2.073% (1 Month LIBOR USD + 0.250%), 5/25/2046 (b)	17,575,015	16,680,956
IndyMac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A3A, 2.023% (1 Month LIBOR USD + 0.200%), 11/25/2046 (b)	8,118,228	7,619,695
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A1, 1.973% (1 Month LIBOR USD + 0.150%), 3/25/2047 (b)	16,015,311	12,886,272
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A3, 2.183% (1 Month LIBOR USD + 0.360%), 3/25/2047 (b)	10,266,514	8,705,768
Jefferies Resecuritization Trust, Series 2009-R2, Class 5A, 3.783%, 1/28/2036 (a)(i)	1,183,867	1,174,655
JP Morgan Alternative Loan Trust, Series 2006-A2, Class 1A4, 2.093% (1 Month LIBOR USD + 0.270%), 5/25/2036 (b)	2,036,599	2,011,605
JP Morgan Mortgage Trust, Series 2019-LTV3, Class A4, 3.500%, 2/25/2026 (a)(i)	8,575,000	8,741,887
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, 4.240%, 8/25/2035 (i)	13,025	13,238
JP Morgan Mortgage Trust, Series 2005-A8, Class 3A1, 4.014%, 11/25/2035 (i)	2,287,458	2,245,757
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036	2,153,310	1,980,608
JP Morgan Mortgage Trust, Series 2006-A6, Class 3A2, 3.967%, 10/25/2036 (i)	391,872	358,574
JP Morgan Mortgage Trust, Series 2006-A6, Class 1A4L, 4.099%, 10/25/2036 (i)	3,243,057	3,084,702
JP Morgan Mortgage Trust, Series 2006-A6, Class 2A4L, 4.234%, 10/25/2036 (i)	1,179,980	1,166,615
JP Morgan Mortgage Trust, Series 2006-A7, Class 2A3, 4.075%, 1/25/2037 (i)	2,567,668	2,573,143
JP Morgan Mortgage Trust, Series 2007-A3, Class 1A1, 4.216%, 5/25/2037 (i)	806,992	762,580
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 3.968%, 6/25/2037 (i)	3,108,729	3,064,317
JP Morgan Mortgage Trust, Series 2019-3, Class A11, 2.773% (1 Month LIBOR USD + 0.950%), 9/25/2049 (a)(b)	6,820,386	6,869,309
JP Morgan Mortgage Trust, Series 2019-5, Class A15, 4.000%, 11/25/2049 (a)(i)	6,948,689	7,157,220
JP Morgan Mortgage Trust, Series 2019-LTV2, Class A11, 2.723% (1 Month LIBOR USD + 0.900%), 12/25/2049 (a)(b)	9,164,482	9,123,746
JP Morgan Mortgage Trust, Series 2019-INV2, Class A15, 3.500%, 2/25/2050 (a)(i)	1,630,639	1,648,219
Lake Summit Mortgage Trust, Series 2019-1, 7.510%, 8/15/2049 (e)	155,393,635	162,046,658
Lake Summit Mortgage Trust, Series 2019-1B, 7.850%, 8/28/2049	22,368,000	22,649,658
Legacy Mortgage Asset Trust, Series 2019-SL1, Class A, 4.000%, 12/25/2054 (a)(i)	7,255,178	7,370,122
Legacy Mortgage Asset Trust, Series 2018-SL1, Class A, 4.000%, 2/25/2058 (a)(i)	6,153,151	6,224,479
Legacy Mortgage Asset Trust, Series 2018-GS1, Class A1, 4.000%, 3/25/2058 (a)(n)	9,517,166	9,692,292
Legacy Mortgage Asset Trust, Series 2018-GS1, Class A2, 4.250%, 3/25/2058 (a)(n)	21,378,000	21,394,418
Legacy Mortgage Asset Trust, Series 2018-GS2, Class A1, 4.000%, 4/25/2058 (a)(n)	9,032,794	9,096,213
Legacy Mortgage Asset Trust, Series 2018-GS3, Class A1, 4.000%, 6/25/2058 (a)(n)	10,942,869	11,078,528
Legacy Mortgage Asset Trust, Series 2018-GS3, Class A2, 4.250%, 6/25/2058 (a)(n)	13,000,000	13,174,473
Legacy Mortgage Asset Trust, Series 2019-GS1, Class A1, 4.000%, 1/25/2059 (a)(n)	8,865,145	8,880,021
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A2, 4.250%, 5/25/2059 (a)(n)	38,900,000	39,023,274
Legacy Mortgage Asset Trust, Series 2019-GS4, Class A2, 4.250%, 5/25/2059 (a)(n)	29,957,000	29,754,401
Legacy Mortgage Asset Trust, Series 2017-RPL1, Class A, 3.794% (1 Month LIBOR USD + 1.750%), 1/28/2070 (a)(b)	9,645,053	9,832,070
Lehman Mortgage Trust, Series 2007-5, Class PO1, 0.000%, 6/25/2037 (d)	92,296	77,792
Lehman Mortgage Trust, Series 2007-9, Class AP, 0.000%, 10/25/2037 (d)	62,532	54,096
Lehman XS Trust, Series 2005-3, Class 3A3A, 5.216%, 9/25/2035 (n)	2,104,886	2,093,850

[852111.PARTF]15

Lehman XS Trust, Series 2007-9, Class WFIO, 0.269%, 4/25/2037 (e)(k)	32,962,566	201,236
Lehman XS Trust, Series 2006-10N, Class 1A3A, 2.033% (1 Month LIBOR USD + 0.210%), 7/25/2046 (b)	2,767,764	2,696,602
Lehman XS Trust, Series 2007-4N, Class 1A3, 2.063% (1 Month LIBOR USD + 0.240%), 3/25/2047 (b)(j)	30,813,540	28,109,159
Lehman XS Trust, Series 2007-15N, Class 3A1, 2.268% (1 Month LIBOR USD + 0.250%), 8/25/2047 (b)(j)	25,120,065	22,423,879
Luminent Mortgage Trust, Series 2006-1, Class X, 1.345%, 4/25/2036 (e)(i)(k)	44,969,407	1,289,363
Luminent Mortgage Trust, Series 2006-3, Class 12A1, 2.033% (1 Month LIBOR USD + 0.210%), 5/25/2036 (b)	3,595,557	3,452,756
Luminent Mortgage Trust, Series 2006-5, Class X, 1.441%, 7/25/2036 (i)(k)	44,226,475	1,609,269
Luminent Mortgage Trust, Series 2006-5, Class A1A, 2.013% (1 Month LIBOR USD + 0.190%), 7/25/2036 (b)	34,911,192	28,314,757
Luminent Mortgage Trust, Series 2007-1, Class 1A1, 1.983% (1 Month LIBOR USD + 0.160%), 11/25/2036 (b)	4,006,038	3,753,345
Luminent Mortgage Trust, Series 2006-7, Class 2A1, 1.993% (1 Month LIBOR USD + 0.170%), 12/25/2036 (b)	19,931,102	19,472,607
Luminent Mortgage Trust, Series 2007-2, Class 1A2, 2.103% (1 Month LIBOR USD + 0.280%), 5/25/2037 (b)	6,531,316	6,170,141
Luminent Mortgage Trust, Series 2006-2, Class X, 0.966%, 2/25/2046 (i)(k)	49,805,703	1,066,290
Luminent Mortgage Trust, Series 2006-2, Class A1A, 2.023% (1 Month LIBOR USD + 0.200%), 2/25/2046 (b)	10,432,617	9,553,993
Luminent Mortgage Trust, Series 2006-6, Class A1, 2.023% (1 Month LIBOR USD + 0.200%), 10/25/2046 (b)(j)	18,239,501	17,977,709
Luminent Mortgage Trust, Series 2006-6, Class A2B, 2.063% (1 Month LIBOR USD + 0.240%), 10/25/2046 (b)	971,282	982,962
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 4.375%, 12/25/2034 (i)	13,658	13,699
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class 9A1, 4.691%, 1/25/2035 (i)	152,540	155,152
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 4.367%, 3/25/2035 (i)	523,039	536,453
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 3AX, 0.433%, 7/25/2035 (i)(k)	8,083,801	163,155
MASTR Adjustable Rate Mortgages Trust, Series 2005-7, Class 2A1, 3.982%, 9/25/2035 (i)	1,471,605	1,467,061
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 4.387%, 1/25/2036 (i)	1,991,276	2,028,680
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A1, 1.973% (1 Month LIBOR USD + 0.150%), 3/25/2047 (b)	1,408,519	1,365,541
MASTR Alternative Loan Trust, Series 2007-1, Class 15PO, 0.000%, 11/25/2021 (d)	11,309	5,091
MASTR Alternative Loan Trust, Series 2004-6, Class 30PO, 0.000%, 7/25/2034 (d)	146,865	127,081
MASTR Alternative Loan Trust, Series 2005-5, Class 3A1, 5.750%, 8/25/2035	1,893,263	1,557,513
MASTR Alternative Loan Trust, Series 2006-1, Class A2, 2.523% (1 Month LIBOR USD + 0.700%), 2/25/2036 (b)	2,838,654	1,739,422
MASTR Alternative Loan Trust, Series 2006-2, Class 1A2, 6.000%, 3/25/2036	611,183	609,612
MASTR Alternative Loan Trust, Series 2007-HF1, Class 4A1, 7.000%, 10/25/2047	17,644,279	12,792,420
MASTR Asset Securitization Trust, Series 2005-2, Class PO, 0.000%, 11/25/2035 (d)	58,796	49,606
MASTR Asset Securitization Trust, Series 2007-1, Class AP, 0.000%, 11/25/2037 (d)	1,988	1,752
MASTR Resecuritization Trust, Series 2008-4, Class A1, 6.000%, 6/27/2036 (a)(i)	2,263,176	2,136,562
MASTR Resecuritization Trust, Series 2008-3, Class A1, 2.453%, 8/25/2037 (a)(i)	8,075,406	5,359,962
Merrill Lynch Alternative Note Asset Trust, Series 2007-A2, Class A3A, 1.933% (1 Month LIBOR USD + 0.110%), 3/25/2037 (b)	17,712,291	8,207,610
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-1, Class 1A1, 4.382%, 4/25/2037 (i)	2,925,847	2,861,909
Merrill Lynch Mortgage Investors Trust, Series 2003-B, Class A1, 2.503% (1 Month LIBOR USD + 0.680%), 4/25/2028 (b)	2,157,895	2,144,892
Merrill Lynch Mortgage Investors Trust, Series 2004-A, Class A1, 2.283% (1 Month LIBOR USD + 0.460%), 4/25/2029 (b)	762,169	769,559
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 4.131%, 11/25/2035 (i)	8,774,360	9,104,732
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 2A1E, 4.227%, 12/25/2035 (i)	2,409,190	2,426,712
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 4.483%, 5/25/2036 (i)	1,164,382	1,104,690
Merrill Lynch Mortgage Investors Trust, Series 2006-WMC2, Class A1, 2.063% (1 Month LIBOR USD + 0.240%), 3/25/2037 (b)	27,380,329	11,141,083
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV1, 1.983% (1 Month LIBOR USD + 0.160%), 9/25/2037 (b)	8,314,067	6,710,408
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV2C, 2.053% (1 Month LIBOR USD + 0.230%), 9/25/2037 (b)	14,502,171	11,811,656
Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.750%, 7/25/2059 (a)(i)	4,153,935	4,208,867
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-HE6, Class A1, 1.883% (1 Month LIBOR USD + 0.060%), 5/25/2037 (b)	7,578,410	6,993,024
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-HE6, Class A2, 1.963% (1 Month LIBOR USD + 0.140%), 5/25/2037 (b)	9,574,572	9,043,241
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-HE6, Class A3, 2.003% (1 Month LIBOR USD + 0.180%), 5/25/2037 (b)	22,010,510	20,519,937
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-HE6, Class A4, 2.073% (1 Month LIBOR USD + 0.250%), 5/25/2037 (b)	3,169,514	2,965,245
Morgan Stanley ABS Capital I Trust, Series 2006-NC4, Class A2C, 1.973% (1 Month LIBOR USD + 0.150%), 6/25/2036 (b)	1,768,169	1,680,105
Morgan Stanley Mortgage Loan Trust, Series 2005-1, Class 4A1, 2.123% (1 Month LIBOR USD + 0.300%), 3/25/2035 (b)	2,600,864	2,493,168
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1, 3.529%, 7/25/2035 (i)	4,276,924	4,074,236
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 1A, 3.890%, 7/25/2035 (i)(j)	11,333,074	9,025,966
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3A, 4.059%, 7/25/2035 (i)	1,060,050	1,028,517
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 5A1, 3.899%, 11/25/2035 (i)	2,862,621	2,286,747
Morgan Stanley Mortgage Loan Trust, Series 2005-9AR, Class 1A, 2.113% (1 Month LIBOR USD + 0.290%), 12/25/2035 (b)	3,050,311	2,764,588
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A1, 2.073% (1 Month LIBOR USD + 0.250%), 3/25/2036 (b)	4,300,898	3,586,725
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A3, 2.083% (1 Month LIBOR USD + 0.260%), 3/25/2036 (b)	2,598,771	2,171,416
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1AX, 2.538%, 3/25/2036 (e)(i)(k)	32,319,824	2,867,835
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A1, 4.132%, 3/25/2036 (i)(h)	9,831,640	8,770,266
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 4.132%, 3/25/2036 (i)	4,997,154	4,458,396
Morgan Stanley Mortgage Loan Trust, Series 2006-5AR, Class AX, 2.338%, 4/25/2036 (e)(i)(k)	32,270,778	2,140,166
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 4A2, 2.573% (1 Month LIBOR USD + 0.750%), 6/25/2036 (b)	5,381,901	3,292,071
Morgan Stanley Mortgage Loan Trust, Series 2006-9AR, Class A1, 1.993% (1 Month LIBOR USD + 0.170%), 8/25/2036 (b)	2,516,710	1,317,019
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 2A3, 6.000%, 8/25/2036	3,284,779	2,707,417
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A6, 6.231%, 8/25/2036 (n)	3,129,261	1,312,618
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A3, 6.424%, 8/25/2036 (n)	3,899,500	1,635,275
Morgan Stanley Mortgage Loan Trust, Series 2006-13AX, Class A1, 2.003% (1 Month LIBOR USD + 0.180%), 10/25/2036 (b)	1,484,933	727,941
Morgan Stanley Mortgage Loan Trust, Series 2006-13AX, Class A2, 2.163% (1 Month LIBOR USD + 0.340%), 10/25/2036 (b)	15,886,711	8,401,925
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A1, 1.943% (1 Month LIBOR USD + 0.120%), 4/25/2037 (b)	14,697,657	7,679,673
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A5, 2.353% (1 Month LIBOR USD + 0.530%), 4/25/2037 (b)	21,522,252	12,842,070
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A9, 2.363% (1 Month LIBOR USD + 0.540%), 4/25/2037 (b)	21,522,252	12,848,419
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A2, 6.000%, 4/25/2037 (i)	22,132,596	12,307,782
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A3, 3.248%, 6/25/2037 (i)	2,138,653	1,630,693

[852111.PARTF]16

Morgan Stanley Mortgage Loan Trust, Series 2007-12, Class 3A22, 6.000%, 8/25/2037	4,210,459	3,518,133
Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1, 3.622%, 11/25/2037 (i)	7,488,712	7,133,365
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A2, 5.826%, 9/25/2046 (n)	14,133,166	6,867,984
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A6, 5.858%, 9/25/2046 (n)	5,451,000	2,652,130
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.919%, 9/25/2046 (n)	13,558,122	6,674,392
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A4C, 6.104%, 9/25/2046 (n)	10,218,929	4,715,228
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A3S, 5.858%, 1/25/2047 (n)	1,918,626	1,188,836
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047 (n)	7,251,878	4,669,869
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 2A5S, 6.000%, 2/25/2047 (n)	3,500,047	2,431,836
Morgan Stanley Mortgage Loan Trust, Series 2007-10XS, Class A2, 6.250%, 2/25/2047 (i)	9,938,726	7,252,209
Morgan Stanley Re-REMIC Trust, Series 2010-R6, Class 4B, 2.208% (1 Month LIBOR USD + 0.190%), 2/26/2037 (a)(b)	10,875,138	10,126,156
Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, 2.178% (1 Month LIBOR USD + 0.160%), 12/27/2046 (a)(b)	9,397,956	8,839,295
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class CB3, 2.843%, 8/27/2047 (a)(i)	1,010,309	876,555
MortgageIT Mortgage Loan Trust, Series 2006-1, Class 1X, 2.028%, 4/25/2036 (i)(k)	17,762,529	902,017
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-2, Class A1, 2.323% (1 Month LIBOR USD + 0.500%), 9/25/2037 (b)(j)	16,485,163	16,072,061
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A12, 1.973% (1 Month LIBOR USD + 0.150%), 6/25/2047 (b)	3,880,619	3,610,881
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 1A1, 2.053% (1 Month LIBOR USD + 0.230%), 6/25/2047 (b)	6,701,872	6,738,391
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A14, 2.103% (1 Month LIBOR USD + 0.280%), 6/25/2047 (b)	3,567,327	3,371,513
MortgageIT Trust, Series 2006-1, Class 2A1A, 2.033% (1 Month LIBOR USD + 0.210%), 4/25/2036 (b)	4,601,634	4,385,104
New Residential Mortgage Loan Trust, Series 2019-NQM1, Class A1, 5.492%, 1/25/2049 (a)(i)	8,400,000	8,626,792
New Residential Mortgage Loan Trust, Series 2019-NQM1, Class B1, 5.492%, 1/25/2049 (a)(i)	2,750,000	2,720,075
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class M1, 4.267%, 4/25/2049 (a)(i)	2,500,000	2,573,618
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AP1, Class A3, 5.654%, 1/25/2036 (i)	4,108,653	2,068,251
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, 4.387%, 2/25/2036 (i)	1,028,981	890,666
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A1A, 1.983% (1 Month LIBOR USD + 0.160%), 10/25/2036 (b)	1,691,817	1,530,396
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A3, 1.993% (1 Month LIBOR USD + 0.170%), 12/25/2036 (b)	228,530	214,425
Nomura Resecuritization Trust, Series 2014-6R, Class 3A2, 2.538% (1 Month LIBOR USD + 0.260%), 1/26/2036 (a)(b)	6,371,834	6,506,369
Nomura Resecuritization Trust, Series 2018-1R, Class 1A1, 2.723% (1 Month LIBOR USD + 0.900%), 7/28/2036 (a)(b)	4,618,326	4,702,643
Nomura Resecuritization Trust, Series 2015-2R, Class 3A1, 4.513% (1 Month LIBOR USD + 0.150%), 11/26/2036 (a)(b)	2,020,113	2,046,516
Nomura Resecuritization Trust, Series 2018-1R, Class 2A1, 2.723% (1 Month LIBOR USD + 0.900%), 1/26/2037 (a)(b)	4,557,159	4,639,380
Nomura Resecuritization Trust, Series 2014-3R, Class 4A15, 2.146% (1 Month LIBOR USD + 0.160%), 3/26/2037 (a)(b)	5,958,540	3,628,298
Nomura Resecuritization Trust, Series 2018-1R, Class 3A1, 2.723% (1 Month LIBOR USD + 0.900%), 3/26/2037 (a)(b)	4,434,857	4,510,963
NRPL Trust, Series 2018-2A, Class A1, 4.250%, 7/25/2067 (a)(i)	7,343,960	7,517,689
OBX Trust, Series 2018-EXP1, Class 2A1, 2.673% (1 Month LIBOR USD + 0.850%), 4/27/2048 (a)(b)	6,954,669	6,964,649
OBX Trust, Series 2018-1, Class A2, 2.473% (1 Month LIBOR USD + 0.650%), 6/25/2057 (a)(b)	2,122,642	2,123,738
OBX Trust, Series 2018-EXP2, Class 2A1A, 2.573% (1 Month LIBOR USD + 0.750%), 7/25/2058 (a)(b)	1,017,266	1,013,783
OBX Trust, Series 2018-EXP2, Class 2A1B, 2.573% (1 Month LIBOR USD + 0.750%), 7/25/2058 (a)(b)	28,086,227	27,901,195
OBX Trust, Series 2019-EXP1, Class 2A1B, 2.773% (1 Month LIBOR USD + 0.950%), 1/27/2059 (a)(b)	5,770,000	5,857,935
Pepper Residential Securities Trust, Series 21A, Class A1U, 2.771% (1 Month LIBOR USD + 0.880%), 1/16/2060 (a)(b)	955,024	957,575
Pepper Residential Securities Trust, Series 22A, Class A1U, 2.846% (1 Month LIBOR USD + 1.000%), 6/21/2060 (a)(b)	3,119,582	3,132,360
Pepper Residential Securities Trust, Series 23A, Class A1U, 2.828% (1 Month LIBOR USD + 0.950%), 8/18/2060 (a)(b)	1,090,569	1,094,531
PFCA Home Equity Investment Trust, Series 2003-GP1, Class A, 3.725%, 10/25/2033 (a)(i)	6,025,348	6,275,725
PFCA Home Equity Investment Trust, Series 2003-IFC4, Class A, 3.971%, 10/22/2034 (a)(i)	6,559,908	6,768,179
PHH Alternative Mortgage Trust, Series 2007-2, Class 4PO, 0.000%, 5/25/2022 (d)	1,677	1,657
PHH Alternative Mortgage Trust, Series 2007-1, Class 21PO, 0.000%, 2/25/2037 (d)	29,016	21,351
PHH Alternative Mortgage Trust, Series 2007-1, Class 1A1, 1.983% (1 Month LIBOR USD + 0.160%), 2/25/2037 (b)	7,728,781	6,973,061
PHH Alternative Mortgage Trust, Series 2007-2, Class 1A3, 2.153% (1 Month LIBOR USD + 0.330%), 5/25/2037 (b)	2,781,426	2,617,636
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A5, 2.373% (1 Month LIBOR USD + 0.550%), 5/25/2037 (b)	6,104,929	4,845,329
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A2, 6.000%, 5/25/2037	1,377,599	1,342,105
Pretium Mortgage Credit Partners I LLC, Series 2019-NPL2, Class A2, 5.927%, 12/30/2058 (a)(n)	4,500,000	4,567,887
Pretium Mortgage Credit Partners I LLC, Series 2019-CFL1, Class A2, 4.949%, 1/29/2059 (a)(n)	13,686,977	13,920,121
Prime Mortgage Trust, Series 2007-2, Class A2, 6.000%, 4/25/2037	2,986,420	2,601,736
Progress Residential Trust, Series 2018-SFR1, Class E, 4.380%, 3/19/2035 (a)	5,500,000	5,630,290
Progress Residential Trust, Series 2018-SFR1, Class F, 4.778%, 3/19/2035 (a)	3,205,000	3,286,567
PRPM LLC, Series 2018-3A, Class A1, 4.483%, 10/25/2023 (a)(i)	10,412,154	10,522,190
PRPM LLC, Series 2019-1A, Class A1, 4.500%, 1/25/2024 (a)(n)	9,061,114	9,222,891
PRPM LLC, Series 2019-2A, Class A1, 3.967%, 4/25/2024 (a)(n)	5,528,666	5,581,205
PRPM LLC, Series 2019-2A, Class A2, 5.438%, 4/25/2024 (a)(n)	21,000,000	21,385,077
PRPM LLC, Series 2019-3A, Class A2, 4.458%, 7/25/2024 (a)(n)	16,182,000	16,347,590
RAAC Series Trust, Series 2005-SP3, Class M1, 2.353% (1 Month LIBOR USD + 0.530%), 12/25/2035 (b)	660,410	666,405
RAMP Trust, Series 2006-RS2, Class A3A, 2.123% (1 Month LIBOR USD + 0.300%), 3/25/2036 (b)	1,427,718	1,419,328
RBSSP Resecuritization Trust, Series 2009-3, Class 3A3, 5.750%, 9/26/2035 (a)(i)	3,108,459	2,930,615
RCO Trust, Series 2018-VFS1, Class B1, 6.547%, 12/26/2053 (a)(i)	4,188,000	4,293,772
Residential Accredit Loans, Inc. Trust, Series 2005-QS7, Class A1, 5.500%, 6/25/2035	2,887,945	2,804,045
Residential Accredit Loans, Inc. Trust, Series 2005-QS11, Class A2, 2.323% (1 Month LIBOR USD + 0.500%), 7/25/2035 (b)	428,921	379,445
Residential Accredit Loans, Inc. Trust, Series 2005-QA7, Class A22, 4.575%, 7/25/2035 (i)	2,515,846	2,457,196
Residential Accredit Loans, Inc. Trust, Series 2005-QA8, Class CB21, 4.625%, 7/25/2035 (i)	437,044	370,083
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A10, 3.173% (1 Month LIBOR USD + 1.350%), 8/25/2035 (b)	5,362,774	4,924,206
Residential Accredit Loans, Inc. Trust, Series 2005-QS10, Class 3A3, 5.500%, 8/25/2035	1,314,882	1,245,152
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A4, 5.500%, 8/25/2035	7,023,280	7,015,954
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class AP, 0.000%, 9/25/2035 (d)	375,567	243,625
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 2A1, 2.523% (1 Month LIBOR USD + 0.700%), 9/25/2035 (b)	3,965,008	3,507,957

[852111.PARTF]17

Residential Accredit Loans, Inc. Trust, Series 2005-QA10, Class A31, 4.626%, 9/25/2035 (i)	13,480,505	12,437,748
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 1A6, 5.500%, 9/25/2035	893,847	877,872
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	6,985,183	5,094,301
Residential Accredit Loans, Inc. Trust, Series 2005-QS15, Class 3A, 6.000%, 10/25/2035	4,252,353	4,316,550
Residential Accredit Loans, Inc. Trust, Series 2005-QS16, Class A1, 2.523% (1 Month LIBOR USD + 0.700%), 11/25/2035 (b)	836,936	705,907
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class AP, 0.000%, 12/25/2035 (d)	692,867	531,611
Residential Accredit Loans, Inc. Trust, Series 2005-QA13, Class 2A1, 4.777%, 12/25/2035 (i)	6,755,945	6,398,934
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A10, 6.000%, 12/25/2035	5,343,506	5,278,551
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A1, 6.000%, 12/25/2035	3,865,187	3,811,094
Residential Accredit Loans, Inc. Trust, Series 2006-QA1, Class A21, 4.919%, 1/25/2036 (i)	4,823,065	4,551,546
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A17, 2.303% (1 Month LIBOR USD + 0.480%), 2/25/2036 (b)	5,584,107	4,839,114
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A10, 2.323% (1 Month LIBOR USD + 0.500%), 2/25/2036 (b)	3,880,565	3,235,072
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A2, 2.323% (1 Month LIBOR USD + 0.500%), 2/25/2036 (b)	725,672	605,709
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A14, 2.523% (1 Month LIBOR USD + 0.700%), 2/25/2036 (b)	9,199,341	7,786,718
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A5, 2.823% (1 Month LIBOR USD + 1.000%), 2/25/2036 (b)	1,224,547	1,047,888
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A4, 5.500%, 2/25/2036	1,373,196	1,234,198
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036	4,983,110	4,607,055
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 2AP, 0.000%, 3/25/2036 (d)	945,919	625,296
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A8, 2.223% (1 Month LIBOR USD + 0.400%), 3/25/2036 (b)	2,931,100	2,399,132
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A1, 2.523% (1 Month LIBOR USD + 0.700%), 3/25/2036 (b)	5,432,859	4,501,748
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A10, 6.000%, 3/25/2036	331,611	323,170
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A14, 6.000%, 3/25/2036	2,790,513	2,742,488
Residential Accredit Loans, Inc. Trust, Series 2006-QA3, Class A2, 2.123% (1 Month LIBOR USD + 0.300%), 4/25/2036 (b)	24,015,856	23,051,596
Residential Accredit Loans, Inc. Trust, Series 2006-QS4, Class A2, 6.000%, 4/25/2036	1,297,317	1,239,705
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class AP, 0.000%, 5/25/2036 (d)	189,637	141,454
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A1, 6.000%, 5/25/2036	1,811,196	1,710,011
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A9, 6.000%, 5/25/2036	2,587,712	2,441,734
Residential Accredit Loans, Inc. Trust, Series 2006-QS7, Class A3, 6.000%, 6/25/2036	1,997,844	1,893,241
Residential Accredit Loans, Inc. Trust, Series 2006-QS7, Class A1, 6.000%, 6/25/2036	1,637,029	1,579,553
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1AP, 0.000%, 7/25/2036 (d)	66,190	48,933
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 2AP, 0.000%, 7/25/2036 (d)	48,457	19,221
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A2, 2.003% (1 Month LIBOR USD + 0.180%), 7/25/2036 (b)	8,590,991	5,543,320
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A1, 2.003% (1 Month LIBOR USD + 0.180%), 7/25/2036 (b)	158,887	101,652
Residential Accredit Loans, Inc. Trust, Series 2006-QA6, Class A1, 2.013% (1 Month LIBOR USD + 0.190%), 7/25/2036 (b)	3,282,933	3,147,082
Residential Accredit Loans, Inc. Trust, Series 2006-QA6, Class A3, 2.013% (1 Month LIBOR USD + 0.190%), 7/25/2036 (b)	2,826,122	2,694,213
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A8, 2.473% (1 Month LIBOR USD + 0.650%), 7/25/2036 (b)	2,046,444	1,595,085
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A10, 6.500%, 7/25/2036	2,943,178	2,850,945
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 2A1, 2.008% (1 Month LIBOR USD + 0.185%), 8/25/2036 (b)	10,054,583	9,725,627
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 1A1, 2.013% (1 Month LIBOR USD + 0.190%), 8/25/2036 (b)	14,301,712	13,610,553
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	2,571,192	2,437,226
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A8, 6.000%, 8/25/2036	4,133,966	3,813,348
Residential Accredit Loans, Inc. Trust, Series 2008-QR1, Class 1A4, 6.000%, 8/25/2036	1,151,440	1,013,028
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A2, 6.000%, 8/25/2036	4,149,321	3,742,646
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A15, 6.000%, 8/25/2036	481,136	447,260
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A10, 6.000%, 8/25/2036	368,598	343,250
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	3,469,328	3,316,531
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A2, 6.000%, 8/25/2036	1,620,230	1,537,091
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A1, 6.000%, 8/25/2036	3,504,326	3,342,542
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A1, 6.500%, 8/25/2036	5,885,721	5,545,438
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class AP, 0.000%, 9/25/2036 (d)	233,623	173,956
Residential Accredit Loans, Inc. Trust, Series 2006-QA8, Class A2, 2.003% (1 Month LIBOR USD + 0.180%), 9/25/2036 (b)	791,742	748,586
Residential Accredit Loans, Inc. Trust, Series 2006-QA8, Class A1, 2.013% (1 Month LIBOR USD + 0.190%), 9/25/2036 (b)	1,265,964	1,196,378
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A7, 2.473% (1 Month LIBOR USD + 0.650%), 9/25/2036 (b)	5,453,775	4,356,683
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A18, 5.750%, 9/25/2036	556,749	522,605
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A4, 6.000%, 9/25/2036	5,623,015	5,347,538
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class AP, 0.000%, 10/25/2036 (d)	213,306	134,979
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A1, 6.500%, 10/25/2036	29,053,310	28,268,783
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A5, 6.500%, 10/25/2036	2,061,263	2,029,288
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class AP, 0.000%, 11/25/2036 (d)	234,876	139,083
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A15, 2.123% (1 Month LIBOR USD + 0.300%), 11/25/2036 (b)	2,972,321	2,180,721
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A1, 2.223% (1 Month LIBOR USD + 0.400%), 11/25/2036 (b)	21,184,917	16,973,800
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A7, 6.000%, 11/25/2036	707,522	660,326
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A10, 6.000%, 11/25/2036	7,158,656	6,701,991
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A3, 6.000% (1 Month LIBOR USD + 0.550%), 11/25/2036 (b)	14,798,343	13,412,538
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A1, 6.500%, 11/25/2036	1,361,066	1,275,579
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A13, 6.500%, 11/25/2036	1,560,332	1,463,891
Residential Accredit Loans, Inc. Trust, Series 2006-QA11, Class A1, 1.993% (1 Month LIBOR USD + 0.170%), 12/25/2036 (b)	227,444	200,222
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A2, 2.003% (1 Month LIBOR USD + 0.180%), 12/25/2036 (b)	908,369	866,988
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A1, 2.008% (1 Month LIBOR USD + 0.185%), 12/25/2036 (b)	11,976,339	11,317,640
Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 2A1, 2.273% (1 Month LIBOR USD + 0.450%), 12/25/2036 (b)	9,768,866	7,141,471
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A7, 6.000%, 12/25/2036	3,925,402	3,722,981
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A6, 6.250%, 12/25/2036	9,148,327	8,676,648

[852111.PARTF]18

Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2AP, 0.000%, 1/25/2037 (d)	1,401,302	910,989
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1AP, 0.000%, 1/25/2037 (d)	202,855	131,726
Residential Accredit Loans, Inc. Trust, Series 2007-QA1, Class A3, 1.993% (1 Month LIBOR USD + 0.170%), 1/25/2037 (b)	3,513,315	3,321,776
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A4, 2.373% (1 Month LIBOR USD + 0.550%), 1/25/2037 (b)	16,713,002	13,268,920
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1A5, 2.373% (1 Month LIBOR USD + 0.550%), 1/25/2037 (b)	12,158,891	9,806,802
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A10, 6.000%, 1/25/2037	2,935,803	2,647,430
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AP, 0.000%, 2/25/2037 (d)	756,725	451,125
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AV, 0.354%, 2/25/2037 (i)(k)	43,033,150	625,745
Residential Accredit Loans, Inc. Trust, Series 2007-QA2, Class A3, 1.973% (1 Month LIBOR USD + 0.150%), 2/25/2037 (b)(h)	9,464,406	8,936,491
Residential Accredit Loans, Inc. Trust, Series 2007-QH1, Class A1, 1.983% (1 Month LIBOR USD + 0.160%), 2/25/2037 (b)	10,567,164	10,267,416
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class A2, 6.000%, 2/25/2037 (j)	19,406,581	18,181,909
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class AP, 0.000%, 3/25/2037 (d)	523,724	314,843
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A7, 0.000%, 3/25/2037 (d)	351,531	208,487
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 4A3, 0.000%, 3/25/2037 (d)	710,382	75,217
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A1, 5.500%, 3/25/2037	686,798	618,613
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 3A4, 6.000%, 3/25/2037	5,098,369	4,691,605
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class AP, 0.000%, 4/25/2037 (d)	818,449	478,406
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A1, 2.153% (1 Month LIBOR USD + 0.330%), 4/25/2037 (b)	6,036,059	4,844,891
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A29, 6.000%, 4/25/2037	2,156,622	2,044,034
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A1, 1.923% (1 Month LIBOR USD + 0.100%), 5/25/2037 (b)	6,877,265	6,395,300
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A3, 2.013% (1 Month LIBOR USD + 0.190%), 5/25/2037 (b)	20,858,127	19,592,497
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 1A5, 2.223% (1 Month LIBOR USD + 0.400%), 5/25/2037 (b)	6,390,589	5,420,932
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 1A7, 2.373% (1 Month LIBOR USD + 0.550%), 5/25/2037 (b)	951,223	800,606
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 1A1, 6.000%, 5/25/2037	12,006,149	11,392,046
Residential Accredit Loans, Inc. Trust, Series 2007-QS8, Class A13, 6.000%, 6/25/2037	1,109,790	1,090,455
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 2A1, 6.750%, 6/25/2037	31,757,410	21,443,746
Residential Accredit Loans, Inc. Trust, Series 2007-QS9, Class AP, 0.000%, 7/25/2037 (d)	1,649,915	909,458
Residential Accredit Loans, Inc. Trust, Series 2007-QH6, Class A1, 2.013% (1 Month LIBOR USD + 0.190%), 7/25/2037 (b)	12,116,892	11,801,695
Residential Accredit Loans, Inc. Trust, Series 2007-QH7, Class 2A1, 2.123% (1 Month LIBOR USD + 0.300%), 8/25/2037 (b)(j)	22,801,624	22,154,172
Residential Accredit Loans, Inc. Trust, Series 2007-QH9, Class A1, 3.608%, 11/25/2037 (i)	4,349,519	4,096,390
Residential Accredit Loans, Inc. Trust, Series 2006-QO9, Class 1A3A, 2.023% (1 Month LIBOR USD + 0.200%), 12/25/2046 (b)(j)	29,527,695	26,437,297
Residential Accredit Loans, Inc. Trust, Series 2007-QO4, Class A1A, 2.013% (1 Month LIBOR USD + 0.190%), 5/25/2047 (b)	2,203,072	2,149,947
Residential Asset Mortgage Products, Inc. Trust, Series 2007-RS2, Class A2, 2.103% (1 Month LIBOR USD + 0.280%), 8/25/2035 (b)	1,864,299	1,836,478
Residential Asset Securitization Trust, Series 2007-A8, Class 3A1, 6.202%, 8/25/2022 (i)	875,304	767,878
Residential Asset Securitization Trust, Series 2004-A9, Class A4, 5.250%, 12/25/2034	6,712,710	7,043,458
Residential Asset Securitization Trust, Series 2005-A3, Class AX, 0.319%, 4/25/2035 (i)(k)	24,251,701	358,780
Residential Asset Securitization Trust, Series 2005-A4, Class A1, 2.273% (1 Month LIBOR USD + 0.450%), 4/25/2035 (b)	4,059,706	3,191,940
Residential Asset Securitization Trust, Series 2005-A6CB, Class A1, 5.500%, 6/25/2035	4,686,272	4,242,628
Residential Asset Securitization Trust, Series 2005-A6CB, Class A2, 5.500%, 6/25/2035	5,031,454	4,857,175
Residential Asset Securitization Trust, Series 2005-A10, Class A4, 5.500%, 9/25/2035	1,507,067	1,243,237
Residential Asset Securitization Trust, Series 2005-A10, Class A3, 5.500%, 9/25/2035	5,534,315	4,698,871
Residential Asset Securitization Trust, Series 2005-A11, Class PO, 0.000%, 10/25/2035 (d)	921,919	607,654
Residential Asset Securitization Trust, Series 2005-A11, Class 1A1, 2.273% (1 Month LIBOR USD + 0.450%), 10/25/2035 (b)	2,893,673	2,324,181
Residential Asset Securitization Trust, Series 2005-A11, Class 1A3, 5.500%, 10/25/2035	2,595,490	2,462,517
Residential Asset Securitization Trust, Series 2005-A12, Class A10, 2.273% (1 Month LIBOR USD + 0.450%), 11/25/2035 (b)	1,309,800	951,871
Residential Asset Securitization Trust, Series 2005-A12, Class A6, 2.323% (1 Month LIBOR USD + 0.500%), 11/25/2035 (b)	6,526,010	4,590,767
Residential Asset Securitization Trust, Series 2005-A14, Class A3, 5.500%, 12/25/2035	854,549	704,170
Residential Asset Securitization Trust, Series 2006-A4, Class 2A1, 2.523% (1 Month LIBOR USD + 0.700%), 5/25/2036 (b)	1,265,223	1,154,818
Residential Asset Securitization Trust, Series 2006-A2, Class A5, 2.523% (1 Month LIBOR USD + 0.700%), 5/25/2036 (b)	2,256,206	1,072,372
Residential Asset Securitization Trust, Series 2006-A7CB, Class 3A1, 6.500%, 7/25/2036	7,525,028	4,407,402
Residential Asset Securitization Trust, Series 2006-A8, Class 2A3, 6.000%, 8/25/2036	6,451,212	3,573,914
Residential Asset Securitization Trust, Series 2006-A8, Class 2A1, 6.500%, 8/25/2036	1,676,359	1,041,921
Residential Asset Securitization Trust, Series 2006-A8, Class 2A4, 6.500%, 8/25/2036	10,596,573	6,394,767
Residential Asset Securitization Trust, Series 2006-A8, Class 2A2, 6.750%, 8/25/2036	10,669,194	6,850,764
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A4, 6.000%, 12/25/2036	3,198,873	1,938,523
Residential Asset Securitization Trust, Series 2006-A16, Class 2A1, 6.000%, 2/25/2037	8,894,833	4,410,405
Residential Asset Securitization Trust, Series 2006-A16, Class 2A3, 6.609%, 2/25/2037 (i)	23,830,798	14,017,776
Residential Asset Securitization Trust, Series 2007-A6, Class 1A4, 6.000%, 6/25/2037	3,085,082	2,759,343
Residential Asset Securitization Trust, Series 2007-A7, Class A6, 6.000%, 7/25/2037	3,551,946	2,307,859
Residential Funding Mortgage Securities Trust, Series 2005-S7, Class AP, 0.000%, 11/25/2035 (d)	90,376	75,002
Residential Funding Mortgage Securities Trust, Series 2005-S9, Class AP, 0.000%, 12/25/2035 (d)	323,651	258,625
Residential Funding Mortgage Securities Trust, Series 2006-SA1, Class 1A1, 4.759%, 2/25/2036 (i)	1,470,850	1,393,478
Residential Funding Mortgage Securities Trust, Series 2006-S4, Class AP, 0.000%, 4/25/2036 (d)	188,707	157,122
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A4, 0.000%, 6/25/2036 (d)	76,565	57,961
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A12, 6.000%, 6/25/2036	1,140,838	1,164,311
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A9, 6.000%, 6/25/2036	1,480,777	1,479,354
Residential Funding Mortgage Securities Trust, Series 2006-S7, Class A7, 6.250%, 8/25/2036	108,126	106,350
Residential Funding Mortgage Securities Trust, Series 2006-S9, Class A4, 5.750%, 9/25/2036	8,054,950	7,906,723
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1AP, 0.000%, 10/25/2036 (d)	45,256	32,204
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1A3, 6.000%, 10/25/2036	882,107	863,038
Residential Funding Mortgage Securities Trust, Series 2006-S11, Class AP, 0.000%, 11/25/2036 (d)	74,539	55,565
Residential Funding Mortgage Securities Trust, Series 2007-S1, Class A7, 6.000%, 1/25/2037	2,879,540	2,838,483

[852111.PARTF]19

Residential Funding Mortgage Securities Trust, Series 2007-S5, Class AP, 0.000%, 5/25/2037 (d)	428,710	331,073
Residential Mortgage Loan Trust, Series 2019-2, Class A1, 2.913%, 5/25/2059 (a)(i)	6,378,363	6,401,229
Residential Mortgage Loan Trust, Series 2019-2, Class A3, 3.220%, 5/25/2059 (a)(i)	13,667,921	13,716,824
Residential Mortgage Loan Trust, Series 2019-2, Class M1, 3.862%, 5/25/2059 (a)(i)	7,222,000	7,293,368
Residential Mortgage Loan Trust, Series 2019-2, Class B1, 4.713%, 5/25/2059 (a)(i)	12,400,000	12,480,352
Residential Mortgage Loan Trust, Series 2019-3, Class B2, 5.664%, 9/25/2059 (a)(i)	1,500,000	1,499,960
RESIMAC Bastille Trust Series, Series 2018-1NCA, Class A1, 2.828% (1 Month LIBOR USD + 0.850%), 12/5/2059 (a)(b)	1,840,000	1,845,257
Seasoned Credit Risk Transfer Trust, Series 2019-2, Class M, 4.750%, 8/26/2058 (a)(i)	6,500,000	6,506,942
Sequoia Mortgage Trust, Series 2004-4, Class A, 2.495% (6 Month LIBOR USD + 0.520%), 5/20/2034 (b)	1,385,906	1,386,163
Sequoia Mortgage Trust, Series 2004-7, Class A3B, 3.117% (6 Month LIBOR USD + 1.100%), 8/20/2034 (b)	70,271	70,477
Sequoia Mortgage Trust, Series 2005-2, Class XA, 0.904%, 3/20/2035 (i)(k)	9,507,345	132,257
Sequoia Mortgage Trust, Series 2007-2, Class 2AA1, 4.155%, 1/20/2038 (i)	617,072	597,483
Sequoia Mortgage Trust, Series 2014-3, Class AI01, 0.250%, 10/25/2044 (a)(k)	4,954,269	44,291
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 3.739%, 10/20/2046 (i)	4,215,110	3,922,927
Sequoia Mortgage Trust, Series 2017-CH2, Class A10, 4.000%, 12/25/2047 (a)(i)	5,003,876	5,088,967
Sequoia Mortgage Trust, Series 2018-CH2, Class A12, 4.000%, 6/25/2048 (a)(i)	8,997,823	9,270,925
Sequoia Mortgage Trust, Series 2018-7, Class A4, 4.000%, 9/25/2048 (a)(i)	5,726,415	5,878,870
Sequoia Mortgage Trust, Series 2018-CH4, Class A10, 4.500%, 10/25/2048 (a)(i)	4,158,537	4,244,897
Sequoia Mortgage Trust, Series 2019-1, Class A4, 4.000%, 2/25/2049 (a)(i)	5,198,917	5,363,947
Sequoia Mortgage Trust, Series 2019-CH1, Class A10, 4.500%, 3/25/2049 (a)(i)	20,477,812	20,918,781
Sequoia Mortgage Trust, Series 2019-CH2, Class A1, 4.500%, 8/25/2049 (a)(i)	10,569,090	10,818,423
Sequoia Mortgage Trust, Series 2019-CH3, Class A10, 4.000%, 10/25/2049 (a)(i)	10,156,583	10,390,448
SG Residential Mortgage Trust, Series 2018-1, Class A3, 3.735%, 4/25/2048 (a)(i)	1,252,996	1,269,957
SG Residential Mortgage Trust, Series 2018-1, Class M1, 4.330%, 4/25/2048 (a)(i)	6,571,715	6,578,188
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class M1, 4.589%, 3/25/2048 (a)(i)	6,400,000	6,620,685
Starwood Mortgage Residential Trust, Series 2018-IMC2, Class M1, 4.770%, 10/26/2048 (a)(i)	12,697,000	13,407,956
Starwood Mortgage Residential Trust, Series 2019-INV1, Class B1, 3.657%, 8/25/2049 (a)(i)	5,000,000	5,039,295
Starwood Waypoint Homes Trust, Series 2017-1, Class E, 4.514% (1 Month LIBOR USD + 2.600%), 1/22/2035 (a)(b)	9,283,000	9,316,929
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A, 2.193% (1 Month LIBOR USD + 0.370%), 7/25/2034 (b)	131,995	132,751
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-4, Class 5A, 4.354%, 3/25/2035 (i)	1,157,914	1,201,576
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-9, Class AX, 0.315%, 5/25/2035 (i)(k)	41,218,609	959,322
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 3A1, 4.180%, 9/25/2035 (i)	4,162,077	3,899,646
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 4A1, 4.086%, 1/25/2036 (i)	1,182,391	1,148,558
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 1A2, 3.532% (1 Month LIBOR USD + 1.500%), 9/25/2037 (b)	1,558,037	1,570,821
Structured Asset Mortgage Investments II Trust, Series 2004-AR7, Class X, 0.999%, 4/19/2035 (e)(i)(k)	14,352,117	348,584
Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 1X, 1.362%, 5/25/2045 (i)(k)	16,615,528	631,357
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 4.574%, 3/25/2033 (i)	35,337	36,794
Structured Asset Securities Corp. Trust, Series 2005-10, Class 5A4, 5.750%, 12/25/2034	56,026	54,906
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 4/25/2023 (a)(i)	1,759,704	1,768,157
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class B, 5.031%, 6/25/2024 (a)(i)	7,000,000	7,174,846
TBW Mortgage-Backed Trust Series, Series 2006-3, Class 2A1, 6.500%, 7/25/2036	4,092,458	2,962,768
Terwin Mortgage Trust, Series 2005-18AL, Class PX, 2.407%, 1/25/2037 (a)(i)(k)	34,868,838	2,807,674
Velocity Commercial Capital Loan Trust, Series 2017-1, Class AFX, 3.000%, 5/25/2047 (a)(i)	589,864	592,064
Velocity Commercial Capital Loan Trust, Series 2017-1, Class AFL, 3.073% (1 Month LIBOR USD + 1.250%), 5/25/2047 (a)(b)	368,665	369,862
Velocity Commercial Capital Loan Trust, Series 2017-2, Class AFX, 3.070%, 11/25/2047 (a)(i)	4,335,293	4,390,170
Velocity Commercial Capital Loan Trust, Series 2018-1, Class A, 3.590%, 4/25/2048 (a)	3,836,825	3,892,559
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M1, 3.910%, 4/25/2048 (a)	3,663,714	3,755,699
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M2, 4.260%, 4/25/2048 (a)	1,331,787	1,374,745
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M3, 4.410%, 4/25/2048 (a)	766,747	794,055
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M6, 7.260%, 4/25/2048 (a)	733,856	772,818
Velocity Commercial Capital Loan Trust, Series 2018-2, Class M1, 4.260%, 10/25/2048 (a)(i)	1,495,998	1,508,054
Velocity Commercial Capital Loan Trust, Series 2019-1, Class A, 3.760%, 3/25/2049 (a)(i)	8,362,799	8,507,425
Velocity Commercial Capital Loan Trust, Series 2019-1, Class M3, 4.120%, 3/25/2049 (a)(i)	2,784,134	2,871,183
Velocity Commercial Capital Loan Trust, Series 2019-1, Class M4, 4.610%, 3/25/2049 (a)(i)	3,060,880	3,158,403
Velocity Commercial Capital Loan Trust, Series 2019-1, Class M5, 5.700%, 3/25/2049 (a)(i)	795,423	818,466
Vericrest Opportunity Loan Trust, Series 2019-NPL3, Class A1, 3.967%, 3/25/2049 (a)(n)	6,061,839	6,169,824
Verus Securitization Trust, Series 2017-2A, Class B1, 3.700%, 7/25/2047 (a)(i)	2,700,000	2,703,413
Verus Securitization Trust, Series 2017-SG1A, Class A1, 2.690%, 11/25/2047 (a)(i)	7,281,040	7,326,721
Verus Securitization Trust, Series 2017-SG1A, Class B1, 3.615%, 11/25/2047 (a)(n)	8,711,571	8,681,063
Verus Securitization Trust, Series 2018-1, Class A1, 2.929%, 1/25/2058 (a)(i)	2,046,260	2,057,420
Verus Securitization Trust, Series 2018-INV1, Class B1, 4.553%, 3/25/2058 (a)(i)	9,443,551	9,394,227
Verus Securitization Trust, Series 2018-INV1, Class B2, 5.648%, 3/25/2058 (a)(i)	6,700,000	6,660,577
Verus Securitization Trust, Series 2018-3, Class M1, 4.595%, 10/25/2058 (a)(i)	8,000,000	8,125,144
Verus Securitization Trust, Series 2018-3, Class B1, 5.694%, 10/25/2058 (a)(i)	3,400,000	3,464,998
Verus Securitization Trust, Series 2019-INV1, Class A2, 3.504%, 12/25/2058 (a)(i)	11,093,835	11,348,394
Verus Securitization Trust, Series 2019-INV1, Class B1, 4.991%, 12/25/2058 (a)	1,500,000	1,541,436
Verus Securitization Trust, Series 2019-1, Class A1, 3.836%, 2/25/2059 (a)(i)	3,512,702	3,579,475
Verus Securitization Trust, Series 2019-1, Class M1, 4.465%, 2/25/2059 (a)(i)	8,000,000	8,033,528
Verus Securitization Trust, Series 2019-1, Class B1, 5.311%, 2/25/2059 (a)(i)	15,482,000	15,573,158
Verus Securitization Trust, Series 2019-2, Class A3, 3.448%, 5/25/2059 (a)(i)	15,539,081	15,713,756
Verus Securitization Trust, Series 2019-2, Class M1, 3.781%, 5/25/2059 (a)(i)	13,000,000	13,149,383
Verus Securitization Trust, Series 2019-2, Class B1, 4.437%, 5/25/2059 (a)(i)	3,800,000	3,797,956

[852111.PARTF]20

Verus Securitization Trust, Series 2019-3, Class B1, 4.043%, 7/25/2059 (a)(i)	6,400,000	6,341,178
Verus Securitization Trust, Series 2019-4, Class A1B, 3.142%, 10/25/2059 (a)(i)	11,500,000	11,666,946
VOLT LXV LLC, Series 2018-NPL1, Class A2, 5.000%, 4/27/2048 (a)(n)	8,750,000	8,811,276
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A1, 2.195% (1 Month LIBOR USD + 0.050%), 8/25/2036 (b)	6,481,142	3,870,266
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A2, 2.295% (1 Month LIBOR USD + 0.150%), 8/25/2036 (b)	27,398,602	16,957,296
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A3, 2.385% (1 Month LIBOR USD + 0.240%), 8/25/2036 (b)	3,220,862	2,029,414
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A1, 1.903% (1 Month LIBOR USD + 0.080%), 1/25/2037 (b)	10,274,946	7,028,402
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A2, 2.003% (1 Month LIBOR USD + 0.180%), 1/25/2037 (b)	3,520,012	2,430,111
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR3, Class B1, 4.503%, 6/25/2034 (i)	1,157,995	1,182,292
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR16, Class 1A2, 4.210%, 12/25/2035 (i)	22,641,198	23,456,485
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR18, Class 1A2, 4.254%, 1/25/2036 (i)(j)	23,880,528	24,871,045
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR10, Class 1A1, 3.727%, 9/25/2036 (i)	598,781	571,975
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1A4, 3.701%, 10/25/2036 (i)	4,199,525	4,304,509
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR14, Class 2A3, 3.558%, 11/25/2036 (i)	1,350,112	1,320,231
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 3A1, 3.310%, 1/25/2037 (i)	657,824	637,496
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 1A1, 3.728%, 6/25/2037 (i)	3,427,407	3,393,825
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR10, Class X, 1.092%, 7/25/2044 (i)(k)	23,590,015	683,662
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class X, 1.521%, 11/25/2045 (i)(k)	40,192,673	2,069,842
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR19, Class A1B2, 2.233% (1 Month LIBOR USD + 0.410%), 12/25/2045 (b)	118,801	119,795
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR1, Class 2A1A, 3.460% (12 Month US Treasury Average + 1.070%), 1/25/2046 (b)	2,157,098	2,270,868
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR7, Class CXPP, 0.170%, 7/25/2046 (i)(k)	22,416,979	252,976
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR9, Class 2XPP, 0.699%, 8/25/2046 (i)(k)	8,971,358	296,799
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR17, Class 1A, 3.267% (12 Month US Treasury Average + 0.820%), 12/25/2046 (b)	13,038,512	12,555,644
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA2, Class 1A, 3.090% (12 Month US Treasury Average + 0.700%), 3/25/2047 (b)	10,611,640	9,979,409
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2003-MS7, Class P, 0.000%, 3/25/2033 (d)	985	879
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB9, 2.223% (1 Month LIBOR USD + 0.400%), 6/25/2035 (b)	144,003	124,582
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB3, 2.273% (1 Month LIBOR USD + 0.450%), 6/25/2035 (b)(j)	15,689,258	13,233,435
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-9, Class 5A3, 3.173% (1 Month LIBOR USD + 1.350%), 11/25/2035 (b)	2,840,404	2,256,332
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-AR1, Class A1A, 2.083% (1 Month LIBOR USD + 0.260%), 12/25/2035 (b)	4,860,851	4,823,603
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-10, Class 4CB3, 2.423% (1 Month LIBOR USD + 0.600%), 12/25/2035 (b)	3,388,278	3,042,009
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-11, Class A2, 5.750%, 1/25/2036	3,469,561	3,231,129
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-1, Class 2XB1, 7.000%, 2/25/2036	5,551,253	5,058,136
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-8, Class A1, 1.943% (1 Month LIBOR USD + 0.120%), 10/25/2036 (b)	12,966,723	7,213,453
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-8, Class A5, 4.373%, 10/25/2036 (n)	9,164,187	5,663,632
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-8, Class A4, 4.373%, 10/25/2036 (n)	9,875,685	6,055,167
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-8, Class A3B, 4.373%, 10/25/2036 (n)	3,697,493	2,266,519
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR10, Class A2A, 1.993% (1 Month LIBOR USD + 0.170%), 12/25/2036 (b)	15,609,543	14,326,002
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A1, 1.913% (1 Month LIBOR USD + 0.090%), 2/25/2037 (b)	10,628,418	7,416,372
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-3, Class A19, 6.000%, 4/25/2037 (j)	10,138,116	10,214,679
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 3X1, 0.033%, 10/25/2046 (e)(i)(k)	20,973,104	718,455
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR9, Class CX2P, 0.044%, 11/25/2046 (i)(k)	55,203,707	624,409
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR9, Class 1A, 3.220% (12 Month US Treasury Average + 0.830%), 11/25/2046 (b)	8,380,213	7,700,150
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 2A, 3.140% (12 Month US Treasury Average + 0.750%), 2/25/2047 (b)	19,402,993	18,336,604
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 5A, 2.405% (11th District Cost of Funds Index + 1.250%), 4/25/2047 (b)	1,512,783	1,408,023
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A1, 2.143% (1 Month LIBOR USD + 0.320%), 3/25/2037 (b)	1,354,788	1,182,549
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A9, 2.313% (1 Month LIBOR USD + 0.490%), 3/25/2037 (b)	2,006,098	1,696,198
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A8, 2.363% (1 Month LIBOR USD + 0.540%), 3/25/2037 (b)	4,462,349	3,832,123
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A3, 6.500%, 7/25/2037	3,423,688	3,183,321
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A1, 6.500%, 7/25/2037	3,120,963	2,901,849
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A5, 5.121%, 3/25/2035 (i)	58,491	60,270
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A1, 4.860%, 8/25/2036 (i)	376,872	380,891
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 1A1, 4.714%, 9/25/2036 (i)	750,917	796,493
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13, Class A2, 4.852%, 9/25/2036 (i)	410,140	430,820
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A3, 4.564%, 10/25/2036 (i)	1,262,908	1,271,215
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 1A18, 6.000%, 7/25/2037	225,461	230,085
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 1A7, 6.000%, 7/25/2037	618,085	630,760
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 1A8, 6.000%, 7/25/2037 (n)	1,620,979	1,654,218
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 1A5, 6.000%, 7/25/2037	728,160	743,091
Wells Fargo Mortgage Backed Securities Trust, Series 2007-15, Class A1, 6.000%, 11/25/2037	1,432,305	1,451,101
Wells Fargo Mortgage Backed Securities Trust, Series 2007-17, Class APO, 0.000%, 1/25/2038 (d)	48,546	39,870
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A4, 3.000%, 7/25/2049 (a)(i)	7,433,486	7,540,022

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Cost — $5,393,233,009)		5,408,857,817

Residential Mortgage-Backed Securities - U.S. Government Agency — 0.07%
Federal National Mortgage Association, Series 2013-24, Class LC, 1.500%, 3/25/2028	5,597,529	5,567,968

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY - (Cost — $5,462,377)		5,567,968

Whole Loans — 3.06%
Agency High Balance Residential Mortgages, 4.500% to 5.500% , 5/19/2048 to 12/1/2048 (e)	41,604,064	42,291,479
Agency High Balance Residential Mortgages, 4.875% to 5.375%, 9/15/2036 to 12/10/2037 (e)(k)	3,841,670	3,814,622
Peterson Portfolio, 7.150%, 8/6/2021	40,000,000	40,000,000
PPMF Transitional Bridge Loans, 8.500% to 11.000%, 4/1/2020 to 8/1/2021 (e)	16,658,169	16,628,144

[852111.PARTF]21

Residential Second Lien Mortgages, 4.789% to 11.549%, 9/1/2023 to 11/1/2049 (e)	117,648,524	122,620,077
Savannah Grand, 6.940%, 2/6/2022	4,600,000	4,581,266
Valley Oaks Nursing Home Commercial Loans, 7.500%, 8/6/2021	6,500,000	6,477,289

TOTAL WHOLE LOANS (Cost — $235,567,649)		236,412,877

	Shares
Short-Term Investments — 2.38%
Money Market Funds — 2.38%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 1.73% (p)	183,535,585	183,535,585

TOTAL SHORT-TERM INVESTMENTS (Cost — $183,535,585)		183,535,585

TOTAL INVESTMENTS — 104.69% (Cost — $8,071,710,890)		8,082,361,151
Liabilities in Excess of Other Assets — (4.69%)		(362,006,145)

NET ASSETS — 100.00%		$7,720,355,006

LIBOR	London Inter-Bank Offered Rate
SOFR	Secured Overnight Financing Rate

(a)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At October 31, 2019, the value of these securities amounted to $3,135,936,196 or 40.62% of net assets.

(b)	Variable or Floating Rate Security based on a reference index and spread. Rate disclosed is the rate in effect as of October 31, 2019.
(c)	Security issued on a when-issued basis. On October 31, 2019, the total value of investments purchased on a when-issued basis was $30,379,420 or 0.39% of net assets.
(d)	Principal Only Security.
(e)	Illiquid security. At October 31, 2019, the value of these securities amounted to $465,115,653 or 6.02% of net assets.
(f)	Variable rate security. The coupon is based on an underlying pool of community bank subordinated debt. The rate reported is the rate in effect as of October 31, 2019.
(g)

Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. At October 31, 2019, the value of securities pledged amounted to $47,446,340 or 0.61% of net assets.

(h)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At October 31, 2019, the value of securities pledged amounted to $175,077,124.
(i)	Variable Rate Security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of October 31, 2019.
(j)	All or a portion of the security has been pledged as collateral in connection with open credit agreements. At October 31, 2019, the value of securities pledged amounted to $704,920,373.
(k)	Interest Only Security.
(l)	As of October 31, 2019, the Fund has fair valued these securities. The value of these securities amounted to $2,025,000 or 0.03% of net assets. Value determined using significant unobservable inputs.
(m)	Non-income producing security. Item identified as in default as to the payment of interest.
(n)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of October 31, 2019.
(o)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(p)	Rate disclosed is the seven day yield as of October 31, 2019.
(q)	Auction Rate Security. Rate disclosed is the rate in effect as of October 31, 2019.

[852111.PARTF]22

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Open Futures Contracts

October 31, 2019 (Unaudited)

	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)
Short Futures Contracts
4 Year ERIS Aged Standard Swap Future	June 2022	(474)	$(47,226,137)	$(1,897,280)
5 Year ERIS Aged Standard Swap Future	June 2023	(898)	(90,848,774)	(4,906,582)
10 Year ERIS Aged Standard Swap Future	December 2024	(367)	(42,314,916)	(2,844,984)
10 Year ERIS Aged Standard Swap Future	March 2027	(8)	(808,330)	(63,078)
10 Year ERIS Aged Standard Swap Future	September 2027	(54)	(5,813,473)	(607,273)

Total				$(10,319,197)

[852111.PARTF]23

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Open Reverse Repurchase Agreements

October 31, 2019 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Bank of America Merrill Lynch	3.940%	10/7/2019	11/7/2019	$4,175,117	$4,161,000
RBC Capital Markets, LLC	2.906%	10/4/2019	11/6/2019	50,133,209	50,000,000

					$54,161,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

[852111.PARTF]24

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the “Adviser”) the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser’s Pricing Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2019:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$410,642,429	$—	$410,642,429
Collateralized Debt Obligations	—	35,722,170	—	35,722,170
Collateralized Loan Obligations	—	662,055,751	—	662,055,751
Commercial Mortgage-Backed Securities	—	461,375,744	—	461,375,744
Commercial Mortgage-Backed Securities - U.S. Government Agency	—	213,264,229	—	213,264,229
Corporate Obligations	—	302,384,029	2,025,000	304,409,029
Investment Companies	149,758,347	—	—	149,758,347
Preferred Stocks	10,759,205	—	—	10,759,205
Residential Mortgage-Backed Securities	—	5,408,857,817	—	5,408,857,817
Residential Mortgage-Backed Securities - U.S. Government Agency	—	5,567,968	—	5,567,968
Whole Loans	—	236,412,877	—	236,412,877
Short-Term Investments	183,535,585	—	—	183,535,585

Total	$344,053,137	$7,736,283,014	$2,025,000	$8,082,361,151

Other Financial Instruments*
Liabilities
Futures Contracts	$(10,319,197)	$—	$—	$(10,319,197)
Reverse Repurchase Agreements	$—	$(54,161,000)	$—	$(54,161,000)

*

Other financial instruments are derivative instruments, such as futures and reverse repurchase agreements. Futures are reflected at the unrealized appreciation (depreciation) on the instrument as reflected in the Consolidated Schedule of Investments.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2019, the Fund did not recognize any transfers to or from Level 3. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/2019	Discounts/ Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/2019
Corporate Obligations	$2,700,000	$—	$—	$(675,000)	$—	$—	$—	$—	$2,025,000

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at October 31, 2019, is $(675,000).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 10/31/2019	Valuation Techniques	Unobservable Input	Range/ Weighted Average Unobserable Input*
Corporate Obligations	$2,025,000	Consensus Pricing	Third party	$15.00

*	Table presents information for one security, which is valued at $15.00 as of October 31, 2019.

The average monthly notional value of short futures contracts during the period ended October 31, 2019, was ($1,015,571,750).

Secured Borrowings

A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund’s seek to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. The Funds will segregate assets determined to be liquid by the Adviser or otherwise cover its obligation under the reverse repurchase agreement.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity is as follows:

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Collateralized Loan Obligations	$—	$21,052,631	$—	$—	$21,052,631
Commercial Mortgage-Backed Securities	—	15,789,474	—	—	15,789,474
Residential Mortgage-Backed Securities	—	17,318,895	—	—	17,318,895

Total	$—	$54,161,000	$—	$—	$54,161,000

[852111.PARTF]25

Transactions with Affiliates

The Fund’s transactions with affiliates represent holdings for which the Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor.

The Fund had the following transactions during the period ended October 31, 2019, with affiliates:

	Share Activity				Period Ended October 31, 2019
Security Name	Balance February 1, 2019	Purchases	Sales	Balance October 31, 2019	Value	Dividend Income	Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates
Financials Income Fund	3,324,904	673,486	—	3,998,390	$37,984,709	$1,279,567	$—	$717,033
High Yield Opportunities Fund	1,919,715	998,510	—	2,918,225	33,647,138	1,424,718	—	433,651
UltraShort Income Fund	7,151,375	576,271	—	7,727,646	78,126,500	1,792,679	—	677,043

Total	12,395,994	2,248,267	—	14,644,261	$149,758,347	$4,496,964	$—	$1,827,727